1


                           THE ALLIANZ CUSTOM INCOME(TM)
                            VARIABLE ANNUITY CONTRACT
                                    ISSUED BY
                       ALLIANZ LIFE(R) VARIABLE ACCOUNT B
                                       AND
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA



FOR YOUR CONVENIENCE WE HAVE PROVIDED A GLOSSARY (SEE SECTION 15) THAT DEFINES KEY, CAPITALIZED TERMS THAT ARE USED IN THIS PROSPECTUS.



This prospectus describes an individual flexible purchase payment variable deferred annuity contract (Contract) issued by Allianz Life Insurance Company of North America (Allianz Life, we, us, our).


The Contract is called "flexible purchase payment" because you (the Owner) can make more than one Purchase Payment, subject to certain restrictions. The Contract is "deferred" because Annuity Payments do not have to begin immediately, although you may be able to choose to have us make Annuity Payments immediately under the Lifetime Income Benefit. The Contract is "variable" because the value of the Contract and any Annuity Payments we make will increase or decrease depending on the performance of the variable Investment Options you select (in this prospectus, the term "Investment Options" refers only to the variable Investment Options available under the Separate Account).


The Contract provides an optional package of benefits called the Total Income Package (TIP) that carries a higher Contract expense. THE TIP WILL AUTOMATICALLY APPLY TO YOUR CONTRACT UNLESS YOU ELECT OTHERWISE AT CONTRACT ISSUE. AFTER WE ISSUE THE CONTRACT, THE TIP CANNOT BE ADDED TO OR REMOVED FROM YOUR CONTRACT. In most states the TIP consists of an Increasing Withdrawals Benefit (IWB), a Withdrawals Plus Benefit (WPB) and a Lifetime Income Benefit (LIB). These benefits are provided as a package and are not available individually. Not all of these benefits may be available in some states. We designed the TIP to give you options on how to turn your accumulated retirement assets into a stream of retirement income. The IWB provides income in the form of partial withdrawals, and the maximum amount that you are able to withdraw can increase each year. The WPB provides a level amount of lifetime income in the form of partial withdrawals. The LIB provides lifetime income in the form of Annuity Payments that are guaranteed never to be less than the initial payment we make, and the payment amount can increase based on the performance of the Investment Options as frequently as every year.

THE TOTAL INCOME PACKAGE IS INTENDED FOR INDIVIDUALS WHO WANT TO EXERCISE AT LEAST ONE OF THE BENEFITS IT INCLUDES. IF YOU DO NOT INTEND TO EXERCISE ANY OF THE BENEFITS IN THE TIP, THE TIP MAY NOT BE APPROPRIATE FOR YOU BECAUSE IT CARRIES A HIGHER CONTRACT EXPENSE. IF YOUR CONTRACT INCLUDES THE TIP AND YOU DO NOT EXERCISE ANY OF THE BENEFITS IT INCLUDES, YOU WILL HAVE INCURRED HIGHER CONTRACT EXPENSES WITHOUT RECEIVING ANY BENEFIT FROM THE TIP. IN ADDITION, THE LIB AND WPB CAN ONLY BE EXERCISED AT CERTAIN AGES. IF YOU DO NOT EXERCISE THESE BENEFITS DURING THE ELIGIBILITY PERIOD, YOU WILL HAVE INCURRED HIGHER CONTRACT EXPENSES WITHOUT RECEIVING ANY BENEFIT FROM THE LIB OR THE WPB.

We currently offer the Investment Options listed below. You can select up to 15 Investment Options at any one time. One or more of the Investment Options may not be available in your state. We may add, substitute or remove Investment Options in the future. WE DO NOT CURRENTLY OFFER A FIXED ACCOUNT OR ANY FIXED INVESTMENT OPTIONS.

FRANKLIN TEMPLETON
Franklin Income Securities Fund
Franklin U.S. Government Fund
Mutual Shares Securities Fund
Templeton Foreign Securities Fund
USAZ Franklin Small Cap Value Fund

PIMCO
PIMCO VIT All Asset Portfolio
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio



USAZ
USAZ Fusion Balanced Fund
USAZ Fusion Growth Fund
USAZ Fusion Moderate Fund
USAZ Money Market Fund


VAN KAMPEN
USAZ Van Kampen Equity and Income Fund
USAZ Van Kampen Global Franchise Fund
USAZ Van Kampen Growth and Income Fund

The Allianz Custom Income Variable Annuity Contract Prospectus November 29, 2005
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Please read this prospectus before investing and keep it for future reference.
It contains important information about your annuity. This prospectus is not an offering in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus or to which we have referred you. We have not authorized anyone to provide you with information that is different.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT FEDERALLY INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

VARIABLE ANNUITY CONTRACTS ARE COMPLEX INSURANCE AND INVESTMENT VEHICLES. BEFORE YOU INVEST, BE SURE TO ASK YOUR REGISTERED REPRESENTATIVE ABOUT THE CONTRACT'S FEATURES, BENEFITS, RISKS AND FEES, AND WHETHER THE CONTRACT IS APPROPRIATE FOR YOU BASED UPON YOUR FINANCIAL SITUATION AND OBJECTIVES.


Dated: November 29, 2005

The Allianz Custom Income Variable Annuity Contract Prospectus November 29, 2005
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TABLE OF CONTENTS

SUMMARY...............................................5
FEE TABLES...........................................10
1.  THE VARIABLE ANNUITY CONTRACT....................13
    Ownership........................................14
2.  PURCHASE.........................................15
    Purchase Payments................................15
    Automatic Investment Plan (AIP)..................16
    Allocation of Purchase Payments..................16
    Tax-Free Section 1035 Exchanges..................16
    Faxed Applications...............................17
    Free Look/Right to Examine.......................17
    Accumulation Units/Computing the Contract Value..17
3.  THE ANNUITY PHASE................................18
    Income Date......................................18
    Partial Annuitization............................18
4.  THE TOTAL INCOME PACKAGE (TIP)...................19
    Comparing the TIP Benefits.......................23
    Switching Between TIP Benefits...................23
    Canceling TIP Benefits...........................23
    Quarterly Account Value..........................24
    5% Step Up Value.................................25
4.A THE INCREASING WITHDRAWALS BENEFIT (IWB)         25
    IWB Payments and the IWB Maximum.................26
    Taxation of IWB Payments.........................27
    The IWB Value....................................28
    IWB Examples.....................................28
4.B THE WITHDRAWALS PLUS BENEFIT (WPB)               30
    WPB Payments.....................................30
    Taxation of WPB Payments.........................32
    The WPB Value....................................32
    WPB Examples.....................................33
4.C THE LIFETIME INCOME BENEFIT (LIB)                34
    Taxation of LIB Payments.........................35
    The Initial LIB Value............................35
    The Initial LIB Payment..........................36
    The Annual Base Payment..........................36
    Calculation of the Annual LIB Payments After
        the First LIB Year...........................37
    Liquidation Value................................38
    Example of the Effect of an Excess Withdrawal of
    the Liquidation Value on LIB Payments            40
4.D EXAMPLES OF EXERCISING THE DIFFERENT TIP
        BENEFITS                                     41
5.  TRADITIONAL ANNUITY PAYMENTS.....................46
    Annuity Units/Calculating Traditional Annuity
        Payment Amounts..............................46
    Annuity Options..................................47
6.  INVESTMENT OPTIONS...............................49
    Substitution and Limitation on Further
        Investments                                  52
    Transfers........................................52
    Excessive Trading and Market Timing..............53
    Flexible Rebalancing.............................55
    Financial Advisers -- Asset Allocation Programs..55
    Voting Privileges................................55
7.  OUR GENERAL ACCOUNT..............................56
8.  EXPENSES.........................................56
    Mortality and Expense Risk (M&E) Charges.........56
    Withdrawal Charge................................56
    Transfer Fee.....................................58
    Premium Taxes....................................58
    Income Taxes.....................................58
    Investment Option Expenses.......................58
9.  TAXES............................................59
    Annuity Contracts In General.....................59
    Qualified Contracts..............................59
    Multiple Contracts...............................60
    Partial 1035 Exchanges...........................60
    Distributions -- Non-Qualified
    Contracts..........                              61
    Distributions -- Qualified Contracts.............62
    Assignments, Pledges and Gratuitous Transfers....63
    Death Benefits...................................63
    Withholding......................................63
    Federal Estate Taxes.............................63
    Generation-Skipping Transfer Tax.................64
    Foreign Tax Credits..............................64
    Annuity Purchases by Nonresident Aliens and
        Foreign Corporations.........................64
    Possible Tax Law Changes.........................64
    Diversification..................................64
    Required Distributions...........................64
10. ACCESS TO YOUR MONEY                             65
    Partial Withdrawal Privilege for Contracts Without
        the TIP......................................66
    The Minimum Distribution Program and Required
    Minimum Distribution (RMD) Payments for
        Contracts Without the TIP....................66
    Suspension of Payments or Transfers..............66
11. ILLUSTRATIONS                                    66
12. DEATH BENEFIT                                    67
    Traditional Guaranteed Minimum Death Benefit
    (Traditional GMDB)                               72
    Death Benefit Examples...........................72
    Death Benefit Payment Options Under the
    Traditional GMDB                                 73
13. OTHER INFORMATION................................74
    Allianz Life.....................................74
    The Separate Account.............................74
    Distribution.....................................74
    Additional Credits for Certain Groups............75

The Allianz Custom Income Variable Annuity Contract Prospectus November 29, 2005
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    Administration/USAllianz Service Center..........76
    Financial Statements.............................76
14. TABLE OF CONTENTS OF THE STATEMENT OF
    ADDITIONAL INFORMATION                           76
15. GLOSSARY                                         77
16. PRIVACY NOTICE                                   81

APPENDIX A -- ANNUAL OPERATING EXPENSES FOR EACH
    INVESTMENT OPTION                                82
APPENDIX B -- EXAMPLES OF THE QUARTERLY ACCOUNT
    VALUE AND 5% STEP UP VALUE CALCULATIONS..........84
APPENDIX C -- EXAMPLES OF THE DIFFERENT CALCULATIONS
    USED TO COMPUTE THE ANNUAL LIB PAYMENTS AFTER
    THE FIRST LIB YEAR...............................86


The Allianz Custom Income Variable Annuity Contract Prospectus November 29, 2005

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SUMMARY
The sections in this summary correspond to sections in this prospectus that discuss the topics in more detail. The following is a list of common abbreviations used in this prospectus:

 TIP = TOTAL INCOME PACKAGE               MDB = GUARANTEED MINIMUM DEATH BENEFIT
 IWB = INCREASING WITHDRAWALS BENEFIT     QAV = QUARTERLY ACCOUNT VALUE
 WPB = WITHDRAWALS PLUS BENEFIT        5% SUV = 5% STEP UP VALUE
 LIB = LIFETIME INCOME BENEFIT


Definitions for key, capitalized terms appear in section 15, Glossary.


The Contract is intended for retirement savings or other long-term investment purposes. You can purchase this annuity as a Non-Qualified Contract or as a Qualified Contract. Qualified Contracts are purchased under certain pension or retirement plans that are tax qualified under the Internal Revenue Code. All other Contracts are called Non-Qualified. This Contract provides a means for investing on a tax-deferred basis. For Qualified Contracts, tax deferral is already provided through compliance with specialized tax-qualification rules, and you do not receive any additional tax benefit by purchasing the Contract.

The following table provides an overview of the Allianz Custom Income variable annuity and specific cross references to where you can find more detailed information in the later sections of this prospectus.

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                                               CONTRACT FEATURES AT A GLANCE
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PRODUCT                 The Contract has an Accumulation Phase and an Annuity Phase, provides a death benefit, offers
CHARACTERISTICS         flexible Purchase Payments, withdrawal and annuity features, and includes an optional package of income and distribution benefits referred to as the Total Income Package (TIP).
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
ISSUE AGE               The maximum allowable is age 80 for all Owners/Annuitant(s). (See section 2, Purchase -- Purchase
                        Payments)
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PURCHASE PAYMENTS       Minimum initial payment is $50,000. Minimum for any additional payment is $250, or $100 through the automatic investment plan. Maximum total payment allowed without prior approval is $1 million. Purchase Payments to Qualified Contracts must not be greater than what is allowed under federal law and must be from earned income or a qualified transfer. Purchase Payments to Qualified
                        Contracts other than from a qualified transfer may be restricted after the Owner reaches age 70. (See section 2, Purchase -- Purchase Payments)

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FREE LOOK               You can cancel the Contract within ten days (in most states) and we will pay you the Contract
                        Value. In certain states, or if you have purchased the Contract as an IRA, we will refund your
                        Purchase Payments. Please note that LIB Payments are not available until after the expiration of the free look period. (See section 2, Purchase -- Free Look/Right to Examine)

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ANNUITY PAYMENTS        The Contract allows you to apply some of the Contract Value (Partial Annuitization), or all of the
                        Contract Value (Full Annuitization) to Annuity Payments subject to certain restrictions. The maximum number of annuitizations we allow at any one time is five. Partial Annuitizations will be treated as withdrawals and not annuity payments for tax purposes. However, once the entire
                        Contract Value has been applied to Annuity Payments, we intend to treat all Annuity Payments received thereafter as annuity payments (and not withdrawals) for tax purposes. (See section 3,
                        The Annuity Phase)
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                         For Contracts with the TIP you can request Annuity Payments under either the Lifetime Income
                        Benefit (LIB Payments) or a traditional Annuity Option (Traditional Annuity Payments). For
                        Contracts without the TIP only Traditional Annuity Payments are available. (See section 4, The
                        Total Income Package, section 4.c, The Lifetime Income Benefit (LIB); and section 5, Traditional
                        Annuity Payments)
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The Allianz Custom Income Variable Annuity Contract Prospectus November 29, 2005

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CONTRACT PORTIONS       The Contract allows you to create a maximum of five portions. (See section 1, The Variable
                        Annuity Contract) For Contracts with the TIP you can have a maximum of either:
                        o one Deferral, or IWB, or WPB Portion, and a combination of up to four LIB and/or Traditional
                          Annuity Portions; or
                        o five LIB and/or Traditional Annuity Portions.
                        For Contracts without the TIP you can have a maximum of either:
                        o one Deferral Portion, and up to four Traditional Annuity Portions; or
                        o five Traditional Annuity Portions.

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INVESTMENT OPTIONS      Currently you can invest in up to 15 of the Investment Options at any one time. We may change this in the future, but we will always allow you to invest in at least three Investment Options.

                        INSTRUCTIONS TO ALLOCATE PURCHASE PAYMENTS OR CONTRACT VALUE, OR TO TRANSFER CONTRACT VALUE AMONG THE
                        INVESTMENT OPTIONS APPLY EQUALLY TO ALL PORTIONS OF THE CONTRACT. YOU CANNOT SELECT DIFFERENT INVESTMENT
                        OPTIONS, OR HAVE DIFFERENT ALLOCATION INSTRUCTIONS FOR DIFFERENT CONTRACT PORTIONS. YOU ALSO CANNOT
                        MAKE TRANSFERS SELECTIVELY WITHIN DIFFERENT PORTIONS OF THE CONTRACT. BECAUSE EACH CONTRACT PORTION
                        MUST INVEST IN THE SAME INVESTMENT OPTIONS AND IN THE SAME PERCENTAGES, YOU WILL NOT BE ABLE TO
                        DIVERSIFY WITHIN THE CONTRACT BY HAVING DIFFERENT INVESTMENT ALLOCATIONS IN DIFFERENT PARTS OF THE
                        CONTRACT. IN ADDITION, IF YOU TAKE A PARTIAL ANNUITIZATION AND WANT TO ALLOCATE CONTRACT VALUE TO
                        LOWER RISK AND LESS VOLATILE INVESTMENT OPTIONS, YOU WILL NOT BE ABLE TO INVEST THE ANNUITIZED
                        PORTION IN A MANNER DIFFERENT FROM THE OTHER PARTS OF THE CONTRACT.

                        Depending upon market conditions, you can gain or lose value in the Contract based on the investment performance of the Investment Options. The amount of Contract Value you are able to accumulate in the
                        Contract during the Accumulation Phase and the amount of Annuity Payments we make during the Annuity
                        Phase depend in large part upon the investment performance of the Investment Options you select.


                        (See section 2, Purchase -- Purchase Payment Allocations; and section 6, Investment Options)

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TRANSFERS               12 free every Contract Year, $25 for every transfer after that. (See the Fee Tables; section 6,
                        Investment Options -- Transfers; and section 8. Expenses -- Transfer Fee)
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PENALTY FREE            For Contracts with the TIP you can take withdrawals without incurring a withdrawal charge subject
WITHDRAWALS             to certain restrictions as follows: under the IWB you can take IWB Payments and
                        Excess Withdrawals up to the IWB Maximum; you can take WPB Payments under the WPB; and under the LIB you can take Excess Withdrawals of the Liquidation Value. (See section 4, The Total Income Package, section 4.a, The Increasing Withdrawals Benefit (IWB); section 4.b, The Withdrawals Plus Benefit
                        (WPB); and section 4.c, The Lifetime Income Benefit (LIB))
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                        ----------------------------------------------------------------------------------------------------
                        For Contracts without the TIP you can take withdrawals without incurring a withdrawal charge under the partial withdrawal privilege. (See section 10, Access to Your Money -- Partial Withdrawal
                        Privilege for Contracts Without the TIP)

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DEATH BENEFITS          The Traditional GMDB is available during the Accumulation Phase on all Contracts and provides a death benefit based on the greater of Contract Value, or total Purchase Payments adjusted for partial withdrawals. (See section 12, Death Benefit)
                        ----------------------------------------------------------------------------------------------------
                        ----------------------------------------------------------------------------------------------------

                        For Contracts with the TIP if you exercise the LIB there is a death benefit based on the Liquidation
                        Value that is available for a limited period of time during the Annuity Phase. (See section 4.c, The
                        Lifetime Income Benefit (LIB) -- Liquidation Value)

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                        For all Contracts there is no death benefit available under any Traditional Annuity Portion of the
                        Contract, but there may be a lump sum refund to the Payee if traditional Annuity Option 5 is in effect. (See section 5, Traditional Annuity Payments -- Annuity Options)
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The Allianz Custom Income Variable Annuity Contract Prospectus November 29, 2005
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TOTAL INCOME PACKAGE    THE TIP CARRIES A HIGHER M&E CHARGE AND WILL AUTOMATICALLY APPLY TO YOUR CONTRACT UNLESS YOU ELECT
                        OTHERWISE AT CONTRACT ISSUE. AFTER WE ISSUE THE CONTRACT, THE TIP CANNOT BE ADDED TO OR REMOVED
                        FROM YOUR CONTRACT. The TIP gives you options on how to turn your accumulated retirement assets into a stream of retirement income. In most states the TIP consists of an IWB, a WPB, and a LIB.
                        These benefits are provided as a package and are not available individually. Not all of these benefits may be available in some states. When available, you may be able to exercise the LIB and either the IWB or WPB at the same time. However, you cannot exercise both the IWB and the WPB at the same time. (See the TIP comparison chart later in the summary; and section 4, The Total Income
                        Package)
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INCREASING              The IWB guarantees a minimum amount of income in the form of partial withdrawals, and the maximum
WITHDRAWALS BENEFIT     amount that you are able to withdraw can increase each year. The IWB provides a flexible payment
UNDER THE TIP           stream, but payments are not guaranteed for life and you could outlive your payment stream. (See section 4, The Total Income Package; and section 4.a, The Increasing Withdrawals Benefit (IWB))
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WITHDRAWALS PLUS        The WPB guarantees a minimum amount of level lifetime income in the form of partial withdrawals.
BENEFIT UNDER THE TIP   The WPB provides a level payment stream for life with the potential to accumulate a more substantial amount of Contract Value that will be available for withdrawal, annuitization, and payment of a death benefit as compared to what may be available under the IWB or
                        LIB. However, WPB Payments are relatively modest when compared to the potential payments available under the IWB or LIB. (See section 4, The Total Income Package; and section 4.b, The Withdrawals Plus
                        Benefit (WPB))

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LIFETIME INCOME         The LIB provides lifetime income in the form of Annuity Payments that are guaranteed never to be
BENEFIT UNDER THE TIP   less than the initial payment we make, and the payment amount can increase based on the performance of the Investment Options as frequently as every year. The LIB also provides a Liquidation Value that is available for Excess Withdrawals and/or payment of a death benefit for a limited period of time. The LIB provides the highest potential payments of any of the TIP benefits, but liquidity is more limited than under the IWB or WPB. In addition, it is possible that you would receive less than your investment in the Contract under the LIB if the Annuitant(s) die shortly after the Liquidation Value stops being available. (See section 4, The Total Income Package; and section
                        4.c, The Lifetime Income Benefit (LIB))


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M&E CHARGES             We calculate this charge as a percentage of the average daily assets invested in a subaccount on an annual basis, and we deduct the charge from the assets in the Separate Account. For Contracts with the TIP benefit, the M&E charge is 2.20% during the Accumulation Phase, and during the Annuity
                        Phase it is 2.20% under any LIB Portion and 1.45% under any Traditional Annuity Portion. Because we allow Partial Annuitizations under both the LIB and traditional Annuity Options, it is possible to have different M&E charges on different portions of the Contract at the same time under Contracts with the TIP. For Contracts without the TIP benefit, the M&E charge is 1.45% during both the
                        Accumulation and Annuity Phases. (See the Fee Tables; and section 8, Expenses -- Mortality and
                        Expense Risk (M&E) Charges)

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WITHDRAWAL CHARGE       Withdrawals during the Accumulation Phase may be subject to a withdrawal charge. The withdrawal charge starts at 8% in the first year after we receive a payment and declines to 0% after we have had a Purchase Payment for seven complete years. (See the Fee Tables; and section 8, Expenses --
                        Withdrawal Charge)
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PREMIUM TAXES           Allianz Life is responsible for paying any premium and other similar taxes assessed by states and other governmental entities (for example, municipalities). It is our current practice not to make deductions for premium taxes until the earliest of the following: upon the Income Date you take a
                        Full Annuitization, the date of full withdrawal from the Contract, or the date of your death. (See section 8, Expenses -- Premium Taxes)
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The Allianz Custom Income Variable Annuity Contract Prospectus November 29, 2005
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ANNUAL OPERATING        Each Investment Option deducts management fees and expenses from the amounts you have in the
EXPENSES OF THE         Investment Options. Some Investment Options also deduct Rule 12b-1 fees from Investment Option
INVESTMENT OPTIONS      assets. For 2004, these expenses and fees, including Rule 12b-1 fees, ranged, on an annual basis, from 0.65% to 1.70% of an Investment Option's average daily net assets before expense reimbursements and fee waivers. (See the Fee Tables; section 8, Expenses --
                        Investment Option Expenses; and Appendix A -- Annual Operating Expenses for Each Investment Option)


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TAXES                   YOU SHOULD CONSULT A QUALIFIED TAX ADVISER FOR ASSISTANCE IN ALL TAX MATTERS INVOLVING YOUR
                        CONTRACT. Your earnings are generally not taxed until you take them out. For tax purposes, if you take a withdrawal or otherwise receive a distribution, earnings from a Non-Qualified Contract are generally considered to be withdrawn first and are taxed as ordinary income. If you take a Full
                        Annuitization under a Non-Qualified Contract, a portion of each Annuity Payment may be treated as a partial return of the Purchase Payment(s) and will not be taxed. The remaining portion of the payment will be treated as ordinary income. Once we have paid out all of your Purchase Payments, the entire Annuity Payment is taxable as ordinary income. Annuity Payments from Qualified
                        Contracts will likely be treated as fully taxable ordinary income. For distributions under both
                        Qualified and Non-Qualified Contracts, if any Owner is younger than age 59 1/2 at the time of distribution, you may be charged a 10% federal tax penalty on any Contract earnings. Death benefits are taxable as ordinary income to the Beneficiary and may be subject to estate taxes.
                        Other tax rules and limitations may apply to Qualified Contracts. (See section 9, Taxes)
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STATE SPECIFIC CONTRACT RESTRICTIONS: If you purchase a Contract, the Contract will be subject to the law of the state in which the Contract is issued. Some of the terms of the Contract may differ from the terms of a Contract delivered in another state because of state-specific legal requirements. Areas in which there may be state-specific Contract provisions may include:
o the withdrawal charge schedule;
o availability of TIP benefits, Investment Options, Annuity Options, and/or riders;
o free look rights;
o selection of certain Income Dates;
o restrictions on your ability to make additional Purchase Payments;
o premium taxes;
o selection of certain assumed investment rates for Traditional Annuity
  Payments;and
o transfer rights.

If you would like information regarding state-specific Contract provisions, you should contact your registered representative or contact the Service Center at the toll free number listed at the back of this prospectus.

PRIVACY POLICY: WE PLACE A HIGH PRIORITY ON MAINTAINING YOUR TRUST AND
CONFIDENCE. A NOTICE OF THE PRIVACY POLICY FOLLOWED BY ALLIANZ LIFE AND ITS
AFFILIATED COMPANIES IS PROVIDED IN THIS PROSPECTUS TO ENHANCE YOUR
UNDERSTANDING OF HOW WE PROTECT YOUR PRIVACY WHEN WE COLLECT AND USE INFORMATION
ABOUT YOU, AND THE STEPS WE TAKE TO SAFEGUARD THAT INFORMATION. FOR MORE
INFORMATION SEE SECTION 16, PRIVACY NOTICE.

INQUIRIES: If you have any questions about the Contract or need more information, please contact the Service Center at the phone number or address listed at the back of this prospectus.

ADDITIONAL INFORMATION ON THE TIP: The table on the following page is intended to help you compare and contrast the TIP benefits. For more information on all of the TIP benefits please see:
o section 4, The Total Income Package (TIP)
o section 4.a, The Increasing Withdrawals Benefit (IWB)
o section 4.b, The Withdrawals Plus Benefit (WPB)
o section 4.c, The Lifetime Income Benefit (LIB)
o section 4.d, Examples of Exercising the Different TIP Benefits.




The Allianz Custom Income Variable Annuity Contract Prospectus November 29, 2005
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                                       9



The following table is intended to help you compare and contrast the TIP benefits available under the Contract(1).

------------------------------------------------------------------------- -----------------------------------------------
                           ACCUMULATION PHASE                                             ANNUITY PHASE
------------------------------------------------------------------------- -----------------------------------------------
------------------------------------- ----------------------------------- -----------------------------------------------
INCREASING WITHDRAWALS BENEFIT (IWB        WITHDRAWALS PLUS BENEFIT           LIFETIME INCOME BENEFIT (LIB PORTION)
              PORTION)                          (WPB PORTION)
------------------------------------- ----------------------------------- -----------------------------------------------
------------------------------------- ----------------------------------- -----------------------------------------------
o Increasing guaranteed withdrawals.  o Level withdrawals guaranteed      o Annuity Payments guaranteed for life(3).
                                        for life(2).
o No age restrictions for exercise.   o To exercise, older Owner must     o To exercise, all Annuitant(s) must be at
                                        be at least age 60 and cannot       least age 60 and no Annuitant can be older
                                        be over age 80.                     than age 80.
o $100 minimum initial IWB Payment.   o $100 minimum initial WPB          o $100 minimum initial LIB Payment. LIB
                                        Payment.                            Payments are guaranteed to never be less
                                                                            than the initial LIB Payment.
o The total amount available for      o Payments can step up every five   o Minimum payment guarantee (the Base
  withdrawals can step up every         years before age 91.                Payment) can step up every five years
  five years before age 91.                                                 before age 91.
o Can elect to withdraw less than     o Cannot elect to stop and          o Cannot elect to stop and re-start payments,
  the maximum allowed, which may        re-start payments, or change        or change payment amount, but can change
  result in you receiving IWB           payment amount, but can change      payment frequency on an LIB Anniversary.
  Payments over a longer period of      payment frequency on a WPB
  time. Can elect to stop payments      Anniversary.
  once a year. Can re-start
  payments, change the payment
  amount and/or payment frequency
  on an IWB Anniversary.
o IWB PAYMENTS ARE NOT ANNUITY        o WPB PAYMENTS ARE NOT ANNUITY      o Should be taxed as annuity payments if you
  PAYMENTS, THEY ARE WITHDRAWALS.       PAYMENTS, THEY ARE WITHDRAWALS.     take a Full Annuitization. If taking
  IWB Payments are taxed as             WPB Payments are taxed as           partial LIBs, can have up to five LIB
  withdrawals, for Non-Qualified        withdrawals, and for                Portions. LIB Payments under a Partial
  Contracts gains are treated as        Non-Qualified Contracts gains       Annuitization are treated as withdrawals
  being withdrawn first. Gains          are treated as being withdrawn      and not annuity payments for tax purposes,
  withdrawn prior to age 59 1/2 may be  first. Gains withdrawn prior to     and for Non-Qualified Contracts gains are
  subject to a penalty tax.             age 59 1/2 may be subject to a      treated as being withdrawn first. Gains
                                        penalty tax.                        withdrawn prior to age 59 1/2 may be subject
                                                                            to a penalty tax. However, once the entire
                                                                            Contract Value has been applied to Annuity
                                                                            Payments, we intend to treat all Annuity
                                                                            Payments received thereafter as annuity
                                                                            payments (and not withdrawals) for tax
                                                                            purposes.
------------------------------------- ----------------------------------- -----------------------------------------------
o After IWB exercise you cannot       o After WPB exercise you cannot     o After LIB exercise you cannot make
  make additional Purchase Payments     make additional Purchase            additional Purchase Payments to an LIB
  to any part of the Contract.          Payments to any part of the         Portion, but if you take a Partial
                                        Contract and the IWB is no          Annuitization you may be able to make
                                        longer available.                   additional Purchase Payments to the
                                                                            Deferral Portion. The IWB and WPB are no
                                                                            longer available after you take a Full
                                                                            Annuitization.
o Contract Value continues to         o Contract Value continues to       o Liquidation Value is available for Excess
  participate in the market and is      participate in the market and       Withdrawals and payment of a lump sum death
  available for Excess Withdrawals      is available for Excess             benefit until the earlier of: the 10th LIB
  (subject to a withdrawal charge       Withdrawals (subject to a           Anniversary, or the LIB Anniversary that
  after you exceed the IWB Maximum)     withdrawal charge) and              occurs after the younger Annuitant's 85th
  and annuitizations. Excess            annuitizations. Excess              birthday. Excess Withdrawals of the
  Withdrawals may have tax              Withdrawals may have tax            Liquidation Value will be treated as
  consequences. Death benefit is        consequences. Death benefit is      withdrawals and not annuity payments for
  the Traditional GMDB.                 the Traditional GMDB.               tax purposes and may be subject to a
                                                                            penalty, but they are not subject to a
                                                                            withdrawal charge.
------------------------------------- ----------------------------------- -----------------------------------------------
o Can switch to WPB(4), LIB, and/or   o Can switch to LIB and/or          o Cannot switch LIB Payments to any other
  Traditional Annuity Payments.         Traditional Annuity Payments,       type of payment.
                                        but not IWB Payments.
o IWB Payment amount may exceed the   o Payments are typically less       o LIB Payments are level during the LIB Year,
  level payment amounts provided by     than LIB or IWB Payments, but       and on the anniversaries may fluctuate with
  the WPB; but you may outlive the      provide a potentially larger        Investment Option returns, and may exceed
  IWB Payment stream.                   Contract Value available for        IWB or WPB Payments; however, in later
                                        withdrawal, annuitization, and      years there is no amount available for
                                        payment of the death benefit.       withdrawal and/or payment of a death
                                                                            benefit.
------------------------------------- ----------------------------------- -----------------------------------------------

(1) Any distribution from a Qualified Contract will likely be treated as fully taxable ordinary income.
(2) Assuming you do not take an Excess Withdrawal of the Contract Value.
(3) Assuming you do not take an Excess Withdrawal of all the Liquidation Value under an LIB Portion.
(4) You cannot exercise the IWB and the WPB at the same time, so you can only switch all of your IWB Payments to
    WPB Payments.

--------------------------------------------------------------------------------------------------------------------------


The Allianz Custom Income Variable Annuity Contract Prospectus November 29, 2005

FEE TABLES
The following tables describe the fees and expenses that you will pay when purchasing, owning and making a full withdrawal from the Contract. Taxes, including deductions we make for premium taxes, also may apply, although they do not appear in these tables. It is our current practice not to make deductions for premium taxes until you make a full withdrawal from the Contract, take a Full Annuitization, or you die. For more information see section 8, Expenses.

The first tables describe the fees and expenses that you will pay if you make a withdrawal from the Contract, or if you make transfers.

CONTRACT OWNER TRANSACTION EXPENSES WITHDRAWAL CHARGE DURING THE ACCUMULATION PHASE(1) (as a percentage of each Purchase Payment withdrawn)

 NUMBER OF COMPLETE YEARS           CHARGE
SINCE RECEIPT OF PURCHASE
         PAYMENT
            0                         8%
            1                         8%
            2                         7%
            3                         6%
            4                         5%
            5                         4%
            6                         3%
     7 years or more                  0%

TRANSFER FEE(2)............................First 12 transfers in a Contract Year are free. Thereafter, the fee is $25.

(1) If the TIP does not apply to your Contract, you may make partial withdrawals of up to a total of 10% of total Purchase Payments from the Deferral Portion of the Contract in each Contract Year and we will not assess a withdrawal charge. This partial withdrawal privilege is non-cumulative, however. If you do not use your 10% "free withdrawal privilege" in a single Contract Year, it does not carry over to the next Contract Year. This partial withdrawal privilege is not available on Contracts that include the TIP. For more information, please see section 10, Access to Your Money -- Partial Withdrawal Privilege for Contracts Without the TIP.
(2) Flexible rebalancing transfers are not currently counted against any free transfers we allow. Currently we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct it during the Annuity Phase. For more information please see section 8, Expenses -- Transfer Fee.

CONTRACT OWNER PERIODIC EXPENSES
The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Investment Options' fees and expenses.

SEPARATE ACCOUNT ANNUAL EXPENSES DURING THE ACCUMULATION AND ANNUITY PHASES(3):
(as a percentage of average daily assets invested in a subaccount on an annual basis)

------------------------------------------------------------ ------------------
FOR CONTRACTS WITH THE TIP:                                     M&E CHARGE(3)
------------------------------------------------------------ ------------------
------------------------------------------------------------ ------------------
    during the Accumulation Phase of the Contract                   2.20%
------------------------------------------------------------ ------------------
------------------------------------------------------------ ------------------
    during the Annuity Phase under any LIB Portion                  2.20%
------------------------------------------------------------ ------------------
------------------------------------------------------------ ------------------
    during the Annuity Phase under any Traditional Annuity
    Portion                                                         1.45%
------------------------------------------------------------ ------------------
------------------------------------------------------------ ------------------

FOR CONTRACTS WITHOUT THE TIP:
------------------------------------------------------------ ------------------
------------------------------------------------------------ ------------------
    during both the Accumulation and Annuity Phases                 1.45%
------------------------------------------------------------ ------------------

(3) Because we allow Partial Annuitizations under both the LIB and traditional Annuity Options, it is possible to have different M&E charges on different portions of the Contract at the same time under Contracts that include the TIP.



The Allianz Custom Income Variable Annuity Contract Prospectus November 29, 2005

ANNUAL OPERATING EXPENSES OF THE INVESTMENT OPTIONS
This table describes the total annual operating expenses associated with the Investment Options and shows the minimum and maximum expenses charged by any of the Investment Options before the effect of any contractual expense reimbursement or fee waiver. These expenses are deducted from the Investment Options' assets. These expenses will reduce the performance of the Investment Options and, therefore, will negatively affect your Contract Value and the amounts available for withdrawals (including IWB or WPB Payments), and Annuity Payments. They may also negatively impact the death benefit proceeds. We show the expenses as a percentage of an Investment Option's average daily net assets for the most recent calendar year. The investment advisers for the Investment Options provided the fee and expense information and we did not independently verify it. Please see the Investment Options' prospectuses for more information regarding the fees and expenses of the Investment Options.

------------------------------------------------------------------------------------------- ------------- ----------------
                                                                                              MINIMUM         MAXIMUM
------------------------------------------------------------------------------------------- ------------- ----------------
------------------------------------------------------------------------------------------- ------------- ----------------
TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES* (INCLUDING MANAGEMENT FEES,                 0.65%           1.70%
DISTRIBUTION OR 12B-1 FEES, UNDERLYING FUND EXPENSES, AND OTHER EXPENSES)
BEFORE FEE WAIVERS AND EXPENSE REIMBURSEMENTS
------------------------------------------------------------------------------------------- ------------- ----------------

* Some of the Investment Options or their affiliates may pay service fees to us, or our affiliates. The amount of these fees may be different for each Investment Option. The amount of these fees that are deducted from Investment Option assets is reflected in the above table.

Appendix A contains more details regarding the annual operating expenses for each of the Investment Options, including the amount and effect of any waivers and/or reimbursements.

The Allianz Custom Income Variable Annuity Contract Prospectus November 29, 2005

EXAMPLES
The expenses for your Contract may be different from those shown in the examples below depending upon which Investment Option(s) you select and the benefits that apply to your Contract.

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract Owner periodic expenses, and the annual operating expenses of the Investment Options before the effect of reimbursements and waivers.

You should not consider the examples below as a representation of past or future expenses. Actual expenses may be greater or less than those shown.

Deductions we make for premium taxes may apply, but are not reflected in these examples.

For additional information, see section 8, Expenses.

If you make a full withdrawal at the end of each time period, and assuming a $10,000 investment and a 5% annual return on your money, you may pay the following expenses:

    a) Contracts with the TIP (the highest M&E charge of 2.20%).
    b) Contracts without the TIP (the lowest M&E charge of 1.45%).

    ---------------------------------------------------------------- -------------- ------------- ------------- --------------
    TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES                   1 YEAR        3 YEARS       5 YEARS       10 YEARS
    BEFORE ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS:
    ---------------------------------------------------------------- -------------- ------------- ------------- --------------
    ---------------------------------------------------------------- -------------- ------------- ------------- --------------
    1.70% (the maximum)                                                a) $1,192     a) $1,889     a) $2,504      a) $4,121
    ---------------------------------------------------------------- -------------- ------------- ------------- --------------
    ---------------------------------------------------------------- -------------- ------------- ------------- --------------
                                                                       b) $1,118     b) $1,671     b) $2,149      b) $3,457
    ---------------------------------------------------------------- -------------- ------------- ------------- --------------
    ---------------------------------------------------------------- -------------- ------------- ------------- --------------
    0.65% (the minimum)                                                a) $1,088     a) $1,583     a) $2,004      a) $3,176
    ---------------------------------------------------------------- -------------- ------------- ------------- --------------
    ---------------------------------------------------------------- -------------- ------------- ------------- --------------
                                                                       b) $1,013     b) $1,358     b) $1,629      b) $2,431
    ---------------------------------------------------------------- -------------- ------------- ------------- --------------


If you do not make a full withdrawal or if you take a Full Annuitization* of the Contract at the end of each time period and assuming a $10,000 investment and a 5% annual return on your money, you may pay the following expenses:

    a) Contracts with the TIP (the highest M&E charge of 2.20%**).
    b) Contracts without the TIP (the lowest M&E charge of 1.45%).

    ---------------------------------------------------------------- -------------- ------------- ------------- --------------
    TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES                   1 YEAR        3 YEARS       5 YEARS       10 YEARS
    BEFORE ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS:
    ---------------------------------------------------------------- -------------- ------------- ------------- --------------
    ---------------------------------------------------------------- -------------- ------------- ------------- --------------
    1.70% (the maximum)                                                  a) $392     a) $1,189     a) $2,004      a) $4,121
    ---------------------------------------------------------------- -------------- ------------- ------------- --------------
    ---------------------------------------------------------------- -------------- ------------- ------------- --------------
                                                                         b) $318    b) $   971     b) $1,649      b) $3,457
    ---------------------------------------------------------------- -------------- ------------- ------------- --------------
    ---------------------------------------------------------------- -------------- ------------- ------------- --------------
    0.65% (the minimum)                                                  a) $288    a) $   883     a) $1,504      a) $3,176
    ---------------------------------------------------------------- -------------- ------------- ------------- --------------
    ---------------------------------------------------------------- -------------- ------------- ------------- --------------
                                                                         b) $213    b) $   658     b) $1,129      b) $2,431
    ---------------------------------------------------------------- -------------- ------------- ------------- --------------


  * Traditional Annuity Payments are not available until after the second Contract Anniversary in most states.
 ** Your M&E charge during the Annuity
    Phase will be 2.20% under any LIB Portion, and 1.45% under any Traditional Annuity Portion.



As of November 29, 2005 no Contracts had been sold. Therefore, we have not provided any condensed financial information.


The Allianz Custom Income Variable Annuity Contract Prospectus November 29, 2005

--------------------------------------------------------------------------------

1. THE VARIABLE ANNUITY CONTRACT
An annuity is a contract between you (the Owner) and an insurance company (in this case Allianz Life), where you make payments to the insurance company and in turn we promise to make regular periodic income payments (Annuity Payments). This Contract benefits from tax deferral. Tax deferral means that you are not taxed on any earnings or appreciation on the assets in the Contract until you take money out of the Contract. For Qualified Contracts, the tax deferral is already provided through compliance with specialized tax-qualification rules, and you do not receive any additional tax benefit by purchasing the Contract. However, the Contract may offer other features that meet your needs. Accordingly, if you are purchasing a Qualified Contract, you should consider purchasing this Contract for its death benefit, annuity benefits and other non-tax deferral related benefits. Please consult a tax adviser for information specific to your circumstances to determine whether a Qualified Contract is an appropriate investment for you.


The Contract has an Accumulation Phase and an Annuity Phase. You can take withdrawals from the Contract during the Accumulation Phase and subject to certain restrictions you can make additional Purchase Payments. The Annuity Phase is the period during which we will make Annuity Payments from the Contract. If you apply the entire Contract Value to Annuity Payments we call that a Full Annuitization, and if you apply only part of the Contract Value to Annuity Payments we call that a Partial Annuitization. The maximum number of annuitizations you can have at any one time is five. Because the Contract allows Partial Annuitization, it is possible for different portions of the Contract to be in both the Accumulation and Annuity Phases at the same time.


THE CONTRACT ALLOWS YOU TO CREATE A MAXIMUM OF FIVE CONTRACT PORTIONS. Your actions may be restricted in different portions of the Contract.

For Contracts with the TIP you can have a maximum of either:
o ONE Deferral, OR IWB, OR WPB Portion, AND a combination of up to FOUR LIB and/or Traditional Annuity Portions; or
o   five LIB and/or Traditional Annuity Portions.

For Contracts without the TIP you can have a maximum of either:
o ONE Deferral Portion, AND up to FOUR Traditional Annuity Portions; or
o five Traditional Annuity Portions.



The Deferral Portion is available during the Accumulation Phase. It begins at Contract issue and terminates at:
o For Contracts without the TIP, either when you take a Full Annuitization, or the Contract terminates.
o For Contracts with the TIP, upon the earliest of:
    - the Business Day before the IWB Date,
    - the Business Day before the WPB Date,
    - the Business Day before the Income Date you take a Full Annuitization, or
    - Contract termination.

The Deferral Portion is the only portion of the Contract to which you can make additional Purchase Payments. For Contracts without the TIP, you can only make withdrawals from the Deferral Portion of the Contract. For Contracts with the TIP, you can also take withdrawals during the Accumulation Phase under the IWB and/or WPB. The IWB Portion begins when you exercise the IWB (the IWB Date) and ends when the IWB terminates. This is the portion of the Contract from which we make IWB Payments to you. (See section 4.a, The Increasing Withdrawals Benefit
(IWB) for details on when the IWB terminates.) The WPB Portion begins when you exercise the WPB (the WPB Date) and ends when the WPB terminates. This is the portion of the Contract from which we make WPB Payments to you. (See section 4.b, The Withdrawals Plus Benefit (WPB) for details on when the WPB terminates.)

Under all Contracts, Traditional Annuity Payments are available during the Annuity Phase. We call any part of the Contract Value you apply to Traditional Annuity Payments a Traditional Annuity Portion. Each Traditional Annuity Portion begins on an Income Date and terminates when we stop making Traditional Annuity Payments. (See section 5, Traditional Annuity Payments -- Annuity Options for details on when Traditional Annuity Payments end.) If your Contract includes the TIP we call any part of the Contract Value you apply to the LIB an LIB Portion. Each LIB Portion begins on an Income Date and ends when the LIB Portion


The Allianz Custom Income Variable Annuity Contract Prospectus November 29, 2005 terminates. (See section 4.c, The Lifetime Income Benefit (LIB) for details on when an LIB Portion terminates.)

Annuity Payments must begin on a designated date (the Income Date) selected by the Owner. The Owner can elect to begin LIB Payments immediately if the Annuitant(s) meet the age requirements for exercise. Traditional Annuity Payments are usually not available until after the second Contract Anniversary, although some states may require us to allow you to select an earlier Income Date. The Owner can also choose to defer the Income Date for Traditional Annuity Payments until the later of: a) the older Annuitant(s)' 90th birthday, or b) ten years from the Issue Date. However, if your Contract includes the TIP and you elect to defer Annuity Payments until after an Annuitant's 81st birthday, the LIB will not be available to you.

INSTRUCTIONS TO ALLOCATE PURCHASE PAYMENTS OR CONTRACT VALUE, OR TO TRANSFER CONTRACT VALUE AMONG THE INVESTMENT OPTIONS APPLY EQUALLY TO ALL PORTIONS OF THE CONTRACT. YOU CANNOT SELECT DIFFERENT INVESTMENT OPTIONS, OR HAVE DIFFERENT ALLOCATION INSTRUCTIONS FOR DIFFERENT CONTRACT PORTIONS. YOU ALSO CANNOT MAKE TRANSFERS SELECTIVELY WITHIN DIFFERENT PORTIONS OF THE CONTRACT. You can invest in up to 15 of the Investment Options at any one time. Depending upon market conditions, you can gain or lose value in the Contract based on the investment performance of the Investment Options. The amount of Contract Value you are able to accumulate in the Contract during the Accumulation Phase and the amount of Annuity Payments we make during the Annuity Phase depend in large part upon the investment performance of the Investment Options you select.

We will not make any changes to your Contract without your permission except as may be required by law.

OWNERSHIP
OWNER
You, as the Owner, have all the rights under the Contract. The Owner is designated at Contract issue. You can change Owners at any time subject to our approval. However, Qualified Contracts can only have one Owner and there may be IRS or other restrictions on changing the ownership of a Qualified Contract. Upon our approval, any change will become effective as of the date you sign the request. Changing ownership may be a taxable event. You should consult with your tax adviser before doing this.

JOINT OWNER
A Non-Qualified Contract can be owned by Joint Owners. However, we do not allow Joint Owners to take Partial Annuitizations. Upon the death of either Joint Owner, the surviving Joint Owner will become the primary Beneficiary. We will then treat any other Beneficiary designation on record at the time of death as a contingent Beneficiary. You can change Joint Owners under the same conditions as described for an Owner.

ANNUITANT
The Annuitant is the individual on whose life we base Annuity Payments. Subject to our approval, you designate an Annuitant (and any joint Annuitant). You may change the Annuitant(s) at any time before the Income Date unless the Contract is owned by a non-individual (for example, a qualified plan or trust). You cannot change the Annuitant if the Contract is owned by a non-individual. For Qualified Contracts the Owner must be the Annuitant unless the Contract is owned by a qualified plan or is part of a custodial arrangement. If you take a Partial Annuitization, the Owner must be the Annuitant and we do not allow the Owner to designate a joint Annuitant.

PAYEE
The Payee is the person or entity you designate (subject to our approval) to receive Annuity Payments during the Annuity Phase. The Owner will receive tax reporting on those payments. For Non-Qualified Contracts an Owner or Annuitant can be the Payee, but it is not required. For Qualified Contracts owned by a qualified plan, the qualified plan must be the Payee. For all other Qualified Contracts, the Owner is not required to be the Payee, but the Owner cannot transfer or assign his or her rights under the Contract to someone else. If you do not designate a Payee by the Income Date, we will make Annuity Payments to the Owner unless the Contract is a Qualified Contract owned by a qualified plan. The Owner can change the Payee at any time, subject to our approval; provided that designation of a Payee is consistent with federal and state laws and regulations.

The Allianz Custom Income Variable Annuity Contract Prospectus November 29, 2005

BENEFICIARY
The Beneficiary is the person(s) or entity you designate at Contract issue to receive any death benefit. You can change the Beneficiary or contingent Beneficiary at any time before your death unless you name an irrevocable Beneficiary. If you do not designate a Beneficiary, any death benefit will be paid to your estate.

ASSIGNMENT OF A CONTRACT
An authorized request specifying the terms of an assignment of a Contract must be provided to the Service Center and approved by us. We will not be liable for any payment made or action taken before we record the assignment. An assignment may be a taxable event. We will not be responsible for the validity or tax consequences of any assignment. After the death benefit has become payable, an assignment can only be made with our consent. If the Contract is assigned, your rights may only be exercised with the consent of the assignee of record. Qualified Contracts generally cannot be assigned.

NOTE FOR PARTIAL ANNUITIZATIONS: There can be only one Owner, he/she must be the Annuitant, and we will not allow the Owner to designate a joint Annuitant. Partial Annuitizations are not available to Joint Owners.


--------------------------------------------------------------------------------
2.    PURCHASE
PURCHASE PAYMENTS
A Purchase Payment is the money you put into the Contract. To purchase this Contract, all Owners and Annuitant(s) must be age 80 or younger on the Issue Date. The initial Purchase Payment is due on the Issue Date. The Purchase Payment requirements are as follows:
o   The minimum initial payment we will accept is $50,000.
o You can make additional Purchase Payments of at least $250 (or as low as $100 if you select our automatic investment plan) to the Deferral Portion of the Contract.
o YOU CANNOT MAKE ADDITIONAL PURCHASE PAYMENTS TO ANY PORTION OF THE CONTRACT OTHER THAN THE DEFERRAL PORTION. IF YOU EXERCISE EITHER THE IWB OR THE WPB AT CONTRACT ISSUE, OR TAKE A FULL ANNUITIZATION UNDER THE LIB AT CONTRACT ISSUE, YOU WILL BE LIMITED TO MAKING A SINGLE PURCHASE PAYMENT*.
o The maximum total amount we will accept without our prior approval is $1 million (including amounts already invested in other Allianz Life variable annuities).
o If we make this Contract available as an Inherited IRA, the death benefit proceeds of the previous tax-qualified investment must be directly transferred into this Contract. A beneficiary can apply the death benefit proceeds from multiple tax-qualified investments that were owned by the same owner to the purchase of an Inherited IRA Contract. We will not accept any other forms of Purchase Payment on an Inherited IRA Contract. The death benefit proceeds cannot be received by the beneficiary and then applied to an Inherited IRA Contract. For more information on Inherited IRA Contracts see section 9, Taxes -- Qualified Contracts -- Inherited IRA.

* If you initiate an exchange or transfer from another investment product into this Contract before you exercise the IWB or WPB, or take a Full Annuitization under the LIB, we will accept any of this money that we receive after the IWB Date, WPB Date or the Income Date.

PURCHASE PAYMENTS TO QUALIFIED CONTRACTS MUST NOT BE GREATER THAN WHAT IS ALLOWED UNDER FEDERAL LAW AND MUST BE FROM EARNED INCOME OR A QUALIFIED TRANSFER. PURCHASE PAYMENTS TO QUALIFIED CONTRACTS OTHER THAN FROM A QUALIFIED TRANSFER MAY BE RESTRICTED AFTER THE OWNER REACHES AGE 70.

We may, at our sole discretion, waive the minimum Purchase Payment requirements. We reserve the right to decline any Purchase Payment.

This Contract is not designed for professional market timing organizations, other entities, or persons using programmed, large or frequent transfers.

When available, the Contract may be used in connection with certain tax qualified retirement plans. The Contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this Contract does not provide additional tax deferral benefits beyond those provided in the qualified plan. Accordingly, if you are purchasing a Qualified Contract, you should consider purchasing this


The Allianz Custom Income Variable Annuity Contract Prospectus November 29, 2005

Contract for its death benefit, annuity benefits and other non-tax deferral related benefits. Please consult a tax adviser for information specific to your circumstances to determine whether a Qualified Contract is an appropriate investment for you.


AUTOMATIC INVESTMENT PLAN (AIP)
The AIP is a program that allows you to make additional Purchase Payments to your Contract on a monthly or quarterly basis by electronic transfer of monies from your savings, checking or brokerage account. You may participate in this program by completing the appropriate form. The Service Center must receive your form by the first of the month in order for AIP to begin that same month. Investments will take place on the 20th of the month or the next Business Day if the 20th is not a Business Day. The minimum investment that can be made by AIP is $100. You may stop the AIP at any time you want. We need to be notified by the first of the month in order to stop or change the AIP that month. If the AIP is used for a Qualified Contract, you should consult your tax adviser for advice regarding maximum contributions. The AIP is not available if the Qualified Contract is funding a plan that is tax qualified under Section 403(b) of the Internal Revenue Code.



ALLOCATION OF PURCHASE PAYMENTS
When you purchase a Contract, we will allocate your Purchase Payment to the Investment Options according to your instructions. We ask that you allocate your money in either whole percentages or round dollars. Transfers do not change the allocation instructions for Purchase Payments. You can instruct us how to allocate additional Purchase Payments you make. If you do not instruct us, we will allocate them in the same way as your most recent Purchase Payment instructions to us. You may change the allocation of future Purchase Payments without fee, penalty or other charge upon written notice or telephone instructions to the Service Center. A change will be effective for Purchase Payments received on or after we receive your notice or instructions. We do not currently accept future allocation instructions from you via email, website, or other electronic communications. This service may be available to you in the future.


Purchase Payment allocation instructions apply equally to all portions of the Contract. You cannot have different allocation instructions, or different Investment Option selections for different Contract portions.

We reserve the right to limit the number of Investment Options that you can invest in at any one time. Currently you can invest in up to 15 of the Investment Options at any one time. We may change this in the future. However, we will always allow you to invest in at least three Investment Options.

Once we receive your initial Purchase Payment and the necessary information, we will issue the Contract and allocate your initial Purchase Payment within two Business Days. If you do not give us all of the information we need, we will contact you or your registered representative to get it. If for some reason we are unable to complete this process within five Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you make additional Purchase Payments, we will credit these amounts to the Contract within one Business Day. Our Business Day closes when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.

TAX-FREE SECTION 1035 EXCHANGES
Subject to certain restrictions, you can exchange all or a portion of one annuity contract for another, or a life insurance policy for an annuity contract, in a "tax-free" exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the Contract described in this prospectus:
o you might have to pay a withdrawal charge on your previous contract;
o there will be a new withdrawal charge period for this Contract;
o other charges under this Contract may be higher (or lower);and
o the benefits may be different.

If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the exchange. You should not exchange an existing life insurance policy or another annuity contract for this Contract unless you determine that the exchange is in your best interest.


The Allianz Custom Income Variable Annuity Contract Prospectus November 29, 2005
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                                       17


FAXED APPLICATIONS
We will accept Contract applications delivered in writing, and in most states, we will accept applications via fax. We will treat a manually signed faxed application as an application delivered in writing. Please note that fax communications may not always be available. Any fax system (whether it is ours, yours, or your registered representative's) can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should submit your application in writing to the Service Center. We do not currently accept applications delivered via email or website. This may be available in the future.


FREE LOOK/RIGHT TO EXAMINE
If you change your mind about owning the Contract, you can cancel it within ten days after receiving it (or the period required in your state). When you cancel the Contract within this time period, we will not assess a withdrawal charge. You will receive the Contract Value as of the day we receive your request. This may be more or less than your initial Purchase Payment. In certain states we may be required to give you back your Purchase Payment if you decide to cancel your Contract within ten days after receiving it (or the period required in your state). In addition, if you purchase this Contract as an IRA, you can cancel your Contract within seven days after receiving it and we will refund the Purchase Payment. In cases where we are required to refund the Purchase Payment, we reserve the right to allocate your initial Purchase Payment to the USAZ Money Market Fund until the expiration of the free look period. At the end of that period, we will re-allocate your money as you selected. Currently, however, we will directly allocate your money to the Investment Options as you have selected on your application except in California if you are age 60 or older. For Owners in California age 60 or older, we will direct your money to the USAZ Money Market Fund during the free look period unless you specify otherwise on the appropriate form. The free look provision under the Contract is also called the right to examine. Please note that LIB Payments are not available until after the expiration of the free look period.


ACCUMULATION UNITS/COMPUTING THE CONTRACT VALUE
Your Contract Value in the subaccounts will go up or down based upon the investment performance of the Investment Option(s) you choose. Your Contract Value will also depend on the charges of the Contract. In order to keep track of your Contract Value, we use a measurement called an Accumulation Unit. During the Annuity Phase if you elect to have us make Traditional Annuity Payments we call this measurement an Annuity Unit. If your Contract includes the TIP and you exercise the LIB, we call this measurement an LIB Unit.

When you make a Purchase Payment, we credit your Contract with Accumulation Units at the daily price next determined after receipt of the Purchase Payment. The daily purchase price is normally determined as of 4:00 p.m. Eastern Time each Business Day, and any Purchase Payment received after 4:00 p.m. Eastern Time will receive the next Business Day's price. The Purchase Payments you allocate to the Investment Options are actually placed into subaccounts. Each subaccount invests exclusively in one Investment Option. We determine the number of Accumulation Units we credit to your Contract by dividing the amount of the Purchase Payment allocated to a subaccount by the value of the corresponding Accumulation Unit.

Every Business Day, we determine the value of an Accumulation Unit for each subaccount by multiplying the Accumulation Unit value for the previous Business Day by the net investment factor for the current Business Day. We determine the net investment factor by:
o dividing the net asset value of a subaccount at the end of the current Business Day by the net asset value of the subaccount for the previous Business Day; and
o multiplying this result by one minus the amount of the M&E charge for the current Business Day and any charges for taxes.

We calculate the value of each Accumulation Unit after regular trading on the New York Stock Exchange closes each Business Day. The value of an Accumulation Unit may go up or down from one Business Day to the next. We calculate the Contract Value by multiplying the Accumulation Unit value in each subaccount by the number of Accumulation Units for each subaccount and then adding those results together.

EXAMPLE
o On Wednesday we receive an additional Purchase Payment of $3,000 from you before 4:00 p.m. Eastern Time.


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o  When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit based on the Investment Option you chose is $13.25.

We then divide $3,000 by $13.25 and credit your Contract on Wednesday night with
226.41509 subaccount Accumulation Units for the Investment Option you chose. If the $3,000 payment had been received after 4:00 p.m. Eastern Time, it would have received the next Business Day's price.


--------------------------------------------------------------------------------
3. THE ANNUITY PHASE
You can apply your Contract Value to regular periodic income payments (Annuity Payments). A Full Annuitization occurs when you apply the entire Contract Value to Annuity Payments. A Partial Annuitization occurs when you apply only part of your Contract Value to Annuity Payments. The Payee will receive the Annuity Payments. You will receive tax reporting on those payments. We may require proof of the Annuitant(s)' age before making any LIB Payment or life contingent Traditional Annuity Payment. If the age or sex or the Annuitant(s) are misstated, the amount payable will be the amount that would have been provided at the true age or sex.

INCOME DATE
The Income Date is the date that Annuity Payments (LIB Payments and/or Traditional Annuity Payments) will begin. You can select an Income Date at Contract issue. It must fall on either the 1st or 15th of a calendar month. Annuity Payments will begin after your request has been received at the Service Center and determined to be in good order.


If the Annuitant(s) meet the age requirements for exercise of the LIB at Contract issue, the earliest Income Date that you can select would be the 1st or the 15th of a calendar month that occurs after the expiration of the free look period.(For more information see section 2, Purchase -- Free Look/Right to Examine.) If you elect to have us make Traditional Annuity Payments, the earliest Income Date that you can typically select would be the 1st or the 15th of a calendar month that occurs after the second Contract Anniversary. However, some states may require us to allow you to select an earlier Income Date for Traditional Annuity Payments.


If you do not select an Income Date at Contract issue, we will apply the latest date allowed by the Contract, which is the first day of the calendar month following the later of: a) the older Annuitant's 90th birthday, or b) ten years from the Issue Date. However, if your Contract includes the TIP and you elect to defer Annuity Payments until after an Annuitant's 81st birthday, the LIB will not be available to you. You can make an authorized request for a different Income Date after the Issue Date. Any such request is subject to our approval. The Income Date will never be later than what is permitted under applicable law. An earlier Income Date may be required to satisfy minimum required distribution rules under certain Qualified Contracts.

PARTIAL ANNUITIZATION
PARTIAL ANNUITIZATIONS ARE NOT AVAILABLE TO EVERYONE. UNDER A PARTIAL ANNUITIZATION THERE CAN BE ONLY ONE OWNER; THE OWNER MUST BE THE ANNUITANT, AND WE WILL NOT ALLOW THE OWNER TO DESIGNATE A JOINT ANNUITANT. PARTIAL ANNUITIZATIONS ARE NOT AVAILABLE TO JOINT OWNERS.


Partial Annuitizations are not available to you after you take a Full Annuitization. If you take a Full Annuitization, the Accumulation Phase of the Contract will end. You can take one Partial Annuitization every 12 months. THE MAXIMUM NUMBER OF ANNUITIZATIONS WE ALLOW AT ANY ONE TIME IS FIVE. We do not allow you to allocate additional Contract Value to an existing stream of Annuity Payments. You also cannot transfer any amounts allocated to a stream of Annuity Payments to any other portion of the Contract. If you have four Partial Annuitizations and you would like to take a fifth, you must take a Full Annuitization and apply the entire remaining Contract Value to Annuity Payments, the Accumulation Phase of the Contract will end, and if either the IWB or WPB were in effect they will terminate and your IWB or WPB Payments will stop. A Partial Annuitization will decrease the amounts available for withdrawals (including IWB or WPB Payments), the Traditional GMDB value, and any additional Annuity Payments. Amounts you apply to a Partial Annuitization and Annuity Payments we make under a Partial Annuitization are not subject to the withdrawal charge.


If your Contract includes the TIP, the minimum amount of Contract Value that you can apply to a Partial Annuitization under the LIB is $25,000 and there must be at least $5,000 of Contract Value remaining in the Contract. If your Contract Value is less than $30,000 the LIB will not be available to you unless we can structure the initial LIB Payment so that it is at least $100. If we are unable



The Allianz Custom Income Variable Annuity Contract Prospectus November 29, 2005

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                                       19


to structure the initial LIB Payment so that it is at least $100, the LIB will not be available to you and we will contact you to discuss alternate arrangements. The minimum amount of Contract Value that you can apply to a Partial Annuitization under a traditional Annuity Option is $5,000, and it is our current business practice that the initial Traditional Annuity Payment exceed $50. We will contact you to discuss alternate payment arrangements if the initial Traditional Annuity Payment would be $50 or less. If you take a Partial Annuitization, we will transfer Contract Value from the Deferral Portion, IWB Portion or WPB Portion and apply it to an LIB Portion (if available) and/or Traditional Annuity Portion according to your instructions.

ANNUITY PAYMENTS WE MAKE UNDER A PARTIAL ANNUITIZATION WILL BE TREATED AS A PARTIAL WITHDRAWAL AND NOT AS ANNUITY PAYMENTS FOR TAX PURPOSES. However, once the entire Contract Value has been applied to Annuity Payments, we intend to treat all Annuity Payments received thereafter as annuity payments (and not withdrawals) for tax purposes. If you take a Partial Annuitization(s) and subsequently take a full withdrawal of the remaining Contract Value, on the Business Day you take the full withdrawal, all Annuity Payment streams should be treated as annuity payments (and not withdrawals) for tax purposes.


If the Annuity Payments we make are treated as withdrawals and not annuity payments for tax purposes, this means that any gains in the entire Contract will be considered to be distributed before Purchase Payments. For Non-Qualified Contracts, gains are generally subject to ordinary income tax and Purchase Payments are not. For Qualified Contracts, the entire Annuity Payment we make under a Partial Annuitization will most likely be subject to ordinary income taxes. If any Owner is younger than age 59 1/2, any Contract earnings in the Annuity Payments we make under a Partial Annuitization may be subject to a 10% penalty tax. Partial Annuitizations may also affect the tax treatment of any future Annuity Payments. We may make deductions for premium taxes from partially annuitized amounts. YOU SHOULD CONSULT A TAX ADVISER BEFORE REQUESTING A PARTIAL ANNUITIZATION.

IF YOU DIE AFTER TAKING A PARTIAL ANNUITIZATION, AND ANY PORTION OF THE CONTRACT IS IN THE ACCUMULATION PHASE AND THERE IS TRADITIONAL GMDB VALUE AVAILABLE FOR PAYMENT OF A DEATH BENEFIT, DEATH BENEFIT PAYMENT OPTION C WILL NOT BE AVAILABLE. FEDERAL LAW REQUIRES THAT ONCE A PARTIAL ANNUITIZATION HAS BEEN TAKEN WE MUST DISTRIBUTE ANY DEATH BENEFIT WITHIN FIVE YEARS OF THE DATE OF YOUR DEATH. THEREFORE, SINCE DEATH BENEFIT PAYMENT OPTION C ALLOWS FOR PAYMENT OF THE DEATH BENEFIT UNDER A TRADITIONAL ANNUITY OPTION OVER THE LIFETIME OF THE BENEFICIARY, IT IS NOT AVAILABLE IN THIS SITUATION.



--------------------------------------------------------------------------------
4. THE TOTAL INCOME PACKAGE (TIP)
The Contract provides an optional package of benefits called the TIP that carries a higher M&E charge. THE TIP WILL AUTOMATICALLY APPLY TO YOUR CONTRACT UNLESS YOU ELECT OTHERWISE AT CONTRACT ISSUE. AFTER WE ISSUE THE CONTRACT, THE TIP CANNOT BE ADDED TO OR REMOVED FROM YOUR CONTRACT. In most states the TIP consists of an Increasing Withdrawals Benefit (IWB), a Withdrawals Plus Benefit
(WPB), and a Lifetime Income Benefit (LIB). These benefits are provided as a package and are not available individually. Not all of these benefits may be available in some states.


The additional M&E charge for the TIP reduces the performance of your selected Investment Options, and in the long term may provide less Contract Value to you than would otherwise be available from the same Contract without the TIP.


We designed the TIP to give you options on how to turn your accumulated retirement assets into a stream of retirement income. The IWB guarantees a minimum amount of income in the form of partial withdrawals, and the maximum amount that you are able to withdraw can increase each year. The WPB guarantees a minimum amount of level lifetime income in the form of partial withdrawals. The LIB provides lifetime income in the form of Annuity Payments that are guaranteed never to be less than the initial payment we make, and the payment amount can increase based on the performance of the Investment Options as frequently as every year. The LIB also provides a Liquidation Value that is available for Excess Withdrawals and/or payment of a death benefit for a limited period of time.

The TIP benefits also contain an automatic "step up" feature. Every five years after you exercise a TIP benefit we will "lock in" any Investment Option gains that are present on an IWB/WPB/LIB Anniversary to the TIP benefits as follows:
o For the IWB, if the Contract Value is greater than the remaining IWB value (the amount of money you are able to withdraw under the IWB), we will increase the total IWB value, and we may also increase the IWB Maximum (the maximum IWB Payment you can take each year).


The Allianz Custom Income Variable Annuity Contract Prospectus November 29, 2005
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                                       20


o For the WPB, if the Contract Value is greater than the last WPB value we calculated (the amount of money we base your WPB Payment on), we will increase the WPB value and the amount of your WPB Payment.
o For the LIB, if the annual LIB Payment is greater than the last Base Payment we calculated (the guaranteed minimum annual payment) we will increase the Base Payment guarantee.

Step ups will continue to happen automatically until the earlier of: a) the older Owner's 91st birthday for the IWB and WPB, and b) the younger Annuitant's 91st birthday for the LIB.

THE TIP BENEFITS DO NOT CREATE CONTRACT VALUE OR GUARANTEE THE PERFORMANCE OF ANY INVESTMENT OPTION. PLEASE REFER TO THE APPLICABLE RIDER TO THE CONTRACT FOR THE SPECIFIC TERMS AND CONDITIONS OF THE TIP BENEFITS THAT APPLY TO YOUR CONTRACT.

To exercise the LIB, on the Income Date all Annuitant(s) must be at least age 60 and no Annuitant can be over age 80. To exercise the WPB, on the WPB Date the older Owner* must be at least age 60 and cannot be over age 80. There are no age restrictions for exercising the IWB. If all of the TIP benefits are available under your Contract, you may be able to exercise the LIB and either the IWB or WPB at the same time. However, you cannot exercise both the IWB and the WPB at the same time.

THE TOTAL INCOME PACKAGE IS INTENDED FOR INDIVIDUALS WHO WANT TO EXERCISE AT LEAST ONE OF THE BENEFITS IT INCLUDES. IF YOU DO NOT INTEND TO EXERCISE ANY OF THE BENEFITS IN THE TIP, THE TIP MAY NOT BE APPROPRIATE FOR YOU BECAUSE IT CARRIES A HIGHER M&E CHARGE. IF YOUR CONTRACT INCLUDES THE TIP AND YOU DO NOT EXERCISE ANY OF THE BENEFITS IT INCLUDES, YOU WILL HAVE INCURRED HIGHER CONTRACT EXPENSES WITHOUT RECEIVING ANY BENEFIT FROM THE TIP.

ALTHOUGH THERE IS NO AGE LIMIT ON THE EXERCISE OF THE IWB, THE STEP UP FEATURE DISCONTINUES AT AGE 91. SO, IF YOU DO NOT EXERCISE THE IWB PRIOR TO AGE 86, THIS MAY LIMIT THE AMOUNT YOU CAN WITHDRAW UNDER THE IWB BECAUSE YOU WILL NOT RECEIVE THE BENEFIT OF THE STEP UP IF YOUR CONTRACT VALUE IS GREATER THAN YOUR IWB VALUE ON ANY FIFTH IWB ANNIVERSARY.

IF YOUR CONTRACT INCLUDES THE TIP AND THE OLDER OWNER* IS AGE 80 ON THE ISSUE DATE, YOU MUST EXERCISE THE WPB BEFORE THE OLDER OWNER'S 81ST BIRTHDAY OR THE WPB WILL NOT BE AVAILABLE TO YOU AND YOU WILL HAVE INCURRED HIGHER CONTRACT EXPENSES WITHOUT RECEIVING ANY BENEFIT FROM THE WPB.

IF YOUR CONTRACT INCLUDES THE TIP AND ANY ANNUITANT IS AGE 80 ON THE ISSUE DATE, YOU MUST EXERCISE THE LIB BEFORE THAT ANNUITANT'S 81ST BIRTHDAY OR THE LIB WILL NOT BE AVAILABLE TO YOU AND YOU WILL HAVE INCURRED HIGHER CONTRACT EXPENSES WITHOUT RECEIVING ANY BENEFIT FROM THE LIB. IN ADDITION, IF THERE ARE JOINT ANNUITANTS AND THERE IS MORE THAN A 20-YEAR AGE DIFFERENCE BETWEEN THE JOINT ANNUITANTS, THE LIB WILL NOT BE AVAILABLE TO YOU AND YOU WILL HAVE INCURRED HIGHER CONTRACT EXPENSES WITHOUT RECEIVING ANY BENEFIT FROM THE LIB.

BE SURE TO DISCUSS WITH YOUR REGISTERED REPRESENTATIVE IF THE TIP IS APPROPRIATE FOR YOUR SITUATION.

IF YOU OWN A QUALIFIED CONTRACT AND YOU HAVE TO TAKE REQUIRED MINIMUM DISTRIBUTIONS (RMDS) FROM THE CONTRACT, YOU MAY NOT BE ABLE TO FULLY UTILIZE ALL OF THE TIP BENEFITS. WE ENCOURAGE PROSPECTIVE OWNERS WHO ARE CONSIDERING PURCHASING QUALIFIED CONTRACTS THAT ARE SUBJECT TO RMD PAYMENTS TO CONSULT A TAX ADVISER REGARDING THESE BENEFITS.


*If the Contract is owned by a non-individual (for example, a qualified plan or trust) we will use the age of the Annuitant.

If you exercise the IWB, or exercise the WPB without having exercised the IWB, or take a Full Annuitization under the LIB, we base the initial payment on the greater of:
o Contract Value, or
o the TIP value, which is the greater of the:

    - Quarterly Account Value (QAV), which is the highest Contract Value that occurred at issue or at the end of any Contract Quarter that occurs during the Deferral Portion adjusted for additional Purchase Payments received and partial withdrawals taken from the Deferral Portion (for more details see the discussion of the "Quarterly Account Value" later in this section); or



The Allianz Custom Income Variable Annuity Contract Prospectus November 29, 2005

    - 5% Step Up Value (5% SUV), which is total Purchase Payments adjusted for partial withdrawals increased by 5% on each Contract Anniversary that occurs during the Deferral Portion. The 5% SUV is limited to a maximum of two times total Purchase Payments received in the first five Contract Years reduced proportionately by the percentage of any Contract Value applied to a Partial Annuitization or withdrawn (including any withdrawal charge) during the Deferral Portion. (For more details see the discussion of the "5% Step Up Value" later in this section.)


The initial WPB Payment also takes into account the age of the older Owner, and the initial LIB Payment takes into account the number of Annuitants and the age of the younger Annuitant.


If you switch IWB Payments to WPB Payments we will base the initial WPB Payment on the greater of the Contract Value or the TIP Value remaining in the IWB Portion. If you take a Partial Annuitization under the LIB, we base the initial LIB Payment on the amount of Contract Value you apply to the LIB and your age on the Income Date. You will not receive the benefit of the QAV or 5% SUV if you take a partial LIB. In addition, if the Contract is in the Deferral Portion and you elect to exercise the LIB and either the IWB or WPB at the same time, we will:
o first apply Contract Value to LIB Payments according to your instructions,
o then reduce the QAV and 5% SUV for the Partial Annuitization, and
o then base the initial IWB Payment or WPB Payment on the greater of Contract Value, QAV, or 5% SUV as previously discussed.

IF YOU EXERCISE THE IWB:
o The Deferral Portion will terminate and the IWB Portion will begin.
o The Contract Value will decrease on a dollar-for-dollar basis with each withdrawal (all IWB Payments, Excess Withdrawals and/or Partial Annuitizations) from the IWB Portion.
o Each withdrawal from the IWB Portion will reduce the Traditional GMDB value as follows:
    - on a dollar for dollar basis if the Contract Value is greater than or equal to the Traditional GMDB value at the time of withdrawal, or
    - proportionately if the Contract Value is less than the Traditional GMDB value.
o IWB Payments and Excess Withdrawals from the IWB Portion will reduce the TIP value and IWB value as follows:
    - withdrawals taken during the IWB Year that do not exceed the IWB Maximum will reduce the TIP value and IWB value on a dollar for dollar basis,
    - withdrawals taken during the IWB Year that do exceed the IWB Maximum will reduce the TIP value and IWB value on a dollar for dollar basis if the Contract Value is greater than or equal to the TIP value (or IWB value as appropriate) at the time of withdrawal; and
    - withdrawals taken during the IWB Year that do exceed the IWB Maximum will reduce the TIP value and IWB value by more than the amount withdrawn if the Contract Value is less than the TIP value (or IWB value as appropriate) at the time of withdrawal.
o Partial Annuitizations from the IWB Portion will reduce the TIP value and IWB value as follows:
    - on a dollar for dollar basis if the Contract Value is greater than or equal to the TIP value (or IWB value as appropriate) at the time of annuitization; or
    - by more than the amount withdrawn if the Contract Value is less than the TIP value (or IWB value as appropriate).


Excess Withdrawals and/or Partial Annuitizations from the IWB Portion will not affect the IWB Payment amount or frequency, but they may decrease the time over which you will receive IWB Payments.

IF YOU EXERCISE THE WPB:
o If you have not exercised the IWB, the IWB will no longer be available to you, and the Deferral Portion will terminate.
o If you have exercised the IWB, IWB Payments will stop, and both the IWB and the IWB Portion will terminate.
o The WPB Portion will begin.
o The Contract Value will decrease on a dollar-for-dollar basis with each withdrawal (all WPB Payments, Excess Withdrawals and/or Partial Annuitizations) from the WPB Portion.
o Each withdrawal from the WPB Portion will reduce the Traditional GMDB value as follows:


The Allianz Custom Income Variable Annuity Contract Prospectus November 29, 2005

    - on a dollar for dollar basis if the Contract Value is greater than or equal to the Traditional GMDB value at the time of withdrawal, or
    - proportionately if the Contract Value is less than the Traditional GMDB value.
o Each WPB Payment will reduce the TIP value on a dollar for dollar basis.
o Each Excess Withdrawal and/or Partial Annuitization from the WPB Portion will reduce the TIP value as follows:
    - on a dollar for dollar basis if the Contract Value is greater than or equal to the TIP value at the time of withdrawal or annuitization, or
    - by more than the amount withdrawn if the Contract Value is less than the TIP value.


o The WPB value and WPB Payments will decrease proportionately by the percentage of Contract Value withdrawn and/or annuitized if you take any Excess Withdrawals and/or Partial Annuitizations from the WPB Portion. This may reduce the WPB value by more than the amount withdrawn or annuitized if the Contract Value is less than the WPB value at that time.


If you take Excess Withdrawals and/or Partial Annuitizations from the WPB Portion that reduce your WPB Payment to a level where we are unable to structure the WPB Payment so that it is at least $100, you must take an Excess Withdrawal of the entire Contract Value, WPB Payments will stop, and both the WPB and the WPB Portion will terminate.

IF YOU EXERCISE THE LIB UNDER A FULL ANNUITIZATION:
o If you have not exercised the IWB or WPB, the IWB and the WPB will no longer be available to you, and the Deferral Portion of the Contract will terminate.
o If you exercised the IWB, IWB Payments will stop, both the IWB and the IWB Portion will terminate, and the WPB will no longer be available to you.
o If you exercised the WPB, WPB Payments will stop, and both the WPB and the WPB Portion will terminate.
o The Traditional GMDB rider will terminate.
o The LIB Portion will begin.
o Excess Withdrawals of the Liquidation Value will immediately reduce the Base Payment and all future LIB Payments.

IF YOU EXERCISE THE LIB UNDER A PARTIAL ANNUITIZATION:
o An LIB Portion will begin.
o If you have not exercised the IWB or WPB, the Deferral Portion of the Contract will continue.
o If you exercised the IWB:
    -   The IWB Portion of the Contract will continue.
    - The IWB Payments will continue with no change to payment amount or frequency, but the amount of time over which you will receive IWB Payments may decrease.
    - withdrawals (all IWB Payments, any Excess Withdrawals and/or additional Partial Annuitizations) from the IWB Portion will not affect LIB Payments or the Liquidation Value available under an LIB Portion.
o If you exercised the WPB:
    -   The WPB Portion of the Contract will continue.
    - WPB Payments will continue, but they will decrease proportionately based on the amount of Contract Value you apply to the LIB. However, if the Partial Annuitization reduces the WPB Payment to a level where we are unable to structure the WPB Payment so that it is at least $100, you must take an Excess Withdrawal of the entire Contract Value, WPB Payments will stop, and both the WPB and the WPB Portion will terminate.
    - withdrawals (all WPB Payments, Excess Withdrawals and/or Partial Annuitizations) from the WPB Portion will not affect LIB Payments or the Liquidation Value available under an LIB Portion.
o Excess Withdrawals of the Liquidation Value and LIB Payments will not affect any IWB Payments or WPB Payments, or the Contract Value available under the other Contract portions. However, Excess Withdrawals of the Liquidation Value will immediately reduce the Base Payment and all future LIB Payments.

In addition, if you exercise the LIB and either the IWB or WPB at the same time, all payments (LIB Payments and either IWB Payments or WPB Payments) will be treated as withdrawals and not annuity payments for tax purposes. However, once the entire Contract Value has been applied to Annuity Payments, we intend to treat all Annuity Payments received thereafter as annuity payments (and not withdrawals) for tax purposes.



The Allianz Custom Income Variable Annuity Contract Prospectus November 29, 2005

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Under the TIP the Owner controls:
o when to exercise a benefit (subject to certain age restrictions and Qualified Contract limitations),
o which benefit(s) to exercise,
o the frequency of benefit payments,
o Excess Withdrawals and/or Partial Annuitizations (subject to certain restrictions), and
o if you take a Partial Annuitization under the LIB,how much Contract Value to apply to the benefit (subject to certain restrictions).

Under the IWB the Owner also selects the amount of the IWB Payment (subject to the IWB Maximum) and whether to start or stop payments on an annual basis. Owners do not have this flexibility under either the WPB or the LIB.

COMPARING THE TIP BENEFITS
THE IWB provides a flexible payment stream, but payments are not guaranteed for life and you could outlive your payment stream. THE WPB provides a level payment stream for life with the potential to accumulate a more substantial amount of Contract Value that will be available for withdrawal, annuitization, and payment of a death benefit as compared to what may be available under the IWB or LIB. However, WPB Payments are relatively modest when compared to the potential payments available under the IWB or LIB. THE LIB provides the highest potential payments under any of the TIP benefits, but liquidity is more limited than under the IWB or WPB. In addition, it is possible that you would receive less than your investment in the Contract under the LIB if the Annuitant(s) die shortly after the Liquidation Value stops being available.

SWITCHING BETWEEN TIP BENEFITS
If more than one TIP benefit is available under your Contract, you may be able to switch between them. You can switch IWB Payments to WPB Payments*, LIB Payments and/or Traditional Annuity Payments. You can switch WPB Payments to LIB Payments and/or Traditional Annuity Payments. However, you cannot switch WPB Payments to IWB Payments, and you cannot switch LIB Payments to any other type of payment. You also cannot transfer any amounts allocated to an LIB Portion back to the Deferral, IWB or WPB Portion. We also do not allow you to allocate additional Contract Value to an existing stream of Annuity Payments. You must wait at least 12 months from the date of any prior conversion (Partial Annuitization, IWB exercise, or WPB exercise) before you can switch your form of payment.


*You cannot exercise the IWB and the WPB at the same time, so you can only switch all of your IWB Payments to WPB Payments.

Switching IWB Payments:
o If you switch all of your IWB Payments to WPB Payments, IWB Payments will stop, and both the IWB and the IWB Portion will terminate.
o If you switch some of your IWB Payments to LIB Payments and/or Traditional Annuity Payments through a Partial Annuitization, your IWB value will decrease as if you took an Excess Withdrawal, but the periodic amount and frequency of your IWB Payments will not change. However, the amount of time over which we will make IWB Payments may decrease.
o If you switch all of your IWB Payments to LIB Payments or Traditional Annuity Payments through a Full Annuitization, IWB Payments will stop, both the IWB and the IWB Portion will terminate, and the WPB will no longer be available to you.

Switching WPB Payments:
o If you switch some of your WPB Payments to LIB Payments and/or Traditional Annuity Payments through a Partial Annuitization, your WPB value and WPB Payment amount will decrease proportionately as if you took an Excess Withdrawal.
o If you switch all of your WPB Payments to LIB Payments or Traditional Annuity Payments through a Full Annuitization, WPB Payments will stop, and both the WPB and the WPB Portion will terminate.


CANCELING TIP BENEFITS
ONCE YOU EXERCISE A TIP BENEFIT YOU CANNOT CANCEL IT. However, you may be able to terminate the benefit by taking a full withdrawal, taking a Full Annuitization, or switching to another type of payment (if available). You can


The Allianz Custom Income Variable Annuity Contract Prospectus November 29, 2005 terminate the IWB or WPB by taking an Excess Withdrawal of the entire Contract Value, or taking a Full Annuitization. You can terminate an LIB Portion by taking an Excess Withdrawal of the entire Liquidation Value available under the LIB Portion, but the Liquidation Value is only available for a limited period of time. Taking an Excess Withdrawal of the entire Contract Value after you exercise a TIP benefit may result in you receiving less money than you would have received under the applicable TIP benefit.

QUARTERLY ACCOUNT VALUE
THE QAV IS ONLY CALCULATED UNDER THE DEFERRAL PORTION OF THE CONTRACT AND IS ONLY AVAILABLE BY EXERCISING ONE OF THE TIP BENEFITS. The QAV on the Issue Date is equal to your initial Purchase Payment.

On each Business Day other than a Quarterly Anniversary, the QAV is equal to:
o the QAV on the immediately preceding Business Day,
o plus any additional Purchase Payments received that day, and
o reduced by any QAV adjusted partial withdrawal taken that day.

On every Quarterly Anniversary before the older Owner's 91st birthday,* the QAV is equal to:
o The greater of (a) or (b) where:
    (a) = the QAV as of the immediately preceding Business Day, and
    (b) = the Contract Value on that day.
o Plus any additional Purchase Payments received that Quarterly Anniversary.
o Reduced by any QAV adjusted partial withdrawal taken that day.

Beginning with the Quarterly Anniversary that occurs on or after the older Owner's 91st birthday,* we calculate the QAV in the same way that we do on any Business Day other than a Quarterly Anniversary.


*If the Contract is owned by a non-individual (for example, a qualified plan or trust) we will use the age of the Annuitant.


QAV ADJUSTED PARTIAL WITHDRAWAL = PW X PQAV
    PW = The amount of the partial withdrawal (including any applicable withdrawal charge) or Partial Annuitization.
    PQAV = The greater of one, or (a) divided by (b) where:
               (a)= the QAV on the day of (but before) the partial withdrawal or Partial Annuitization. (b)= the Contract Value on the day of (but before) the partial withdrawal or Partial
                      Annuitization.

ANY WITHDRAWALS OR PARTIAL ANNUITIZATIONS YOU TAKE FROM THE DEFERRAL PORTION MAY REDUCE THE QAV BY MORE THAN THE AMOUNT WITHDRAWN OR ANNUITIZED. If the Contract Value at the time of withdrawal or annuitization is greater than or equal to the QAV, we will reduce the QAV by the dollar amount withdrawn or annuitized. If the Contract Value at the time of withdrawal or annuitization is less than the QAV, we will reduce the QAV by more than the amount withdrawn or annuitized.

Please see Appendix B for examples of the calculations of the QAV.


The Allianz Custom Income Variable Annuity Contract Prospectus November 29, 2005

5% STEP UP VALUE
THE 5% SUV IS ONLY CALCULATED UNDER THE DEFERRAL PORTION OF THE CONTRACT AND IS ONLY AVAILABLE BY EXERCISING ONE OF THE TIP BENEFITS.. The 5% SUV on the Issue Date is equal to your initial Purchase Payment.

On each Business Day other than a Contract Anniversary, the 5% SUV is equal to:
o its value on the immediately preceding Business Day,
o plus any additional Purchase Payments received that day, and
o reduced by any 5% SUV adjusted partial withdrawal taken that day.

On the first Contract Anniversary the 5% SUV is equal to:
o   b + [ 1.05 x (a - b) ], where:
    a = the 5% SUV as of the immediately preceding Business Day, and b = Purchase Payments received more than 90 days after the Issue Date.

o Plus any additional Purchase Payments received that day.
o Reduced by any 5% SUV adjusted partial withdrawal taken that day.

On the second and later Contract Anniversaries before the older Owner's 91st birthday,* the 5% SUV is equal to:
o d + [1.05 x (c - d + (0.05 x e)) ], where:
    c = the 5% SUV as of the immediately preceding Business Day, d = Purchase Payments received during the last Contract Year, and e = Purchase Payments received during the Contract Year that began two years ago, excluding+ any Purchase Payments received within 90 days of the Issue Date.
o Plus any additional Purchase Payments received that day.
o Reduced by any 5% SUV adjusted partial withdrawal taken that day.

Beginning with the Contract Anniversary that occurs on or after the older Owner's 91st birthday,* we calculate the 5% SUV in the same way that we do on any Business Day other than a Contract Anniversary.


*If the Contract is owned by a non-individual (for example, a qualified plan or trust) we will use the age of the Annuitant.
+This exclusion only applies on the second Contract Anniversary.

We limit the 5% SUV to a maximum of two times total Purchase Payments received in the first five Contract Years reduced proportionately by the percentage of any Contract Value applied to a Partial Annuitization or withdrawn (including any withdrawal charge) during the Deferral Portion.


5% SUV ADJUSTED PARTIAL WITHDRAWAL = PW X PSUV

    PW = The amount of the partial withdrawal (including any applicable withdrawal charge) or Partial Annuitization.
    PSUV = The greater of one, or (a) divided by (b) where:
               (a)= the 5% SUV on the day of (but before) the partial withdrawal or Partial Annuitization.
               (b)= the Contract Value on the day of (but before) the partial withdrawal or Partial Annuitization.

ANY WITHDRAWALS OR PARTIAL ANNUITIZATIONS YOU TAKE FROM THE DEFERRAL PORTION MAY REDUCE THE 5% SUV BY MORE THAN THE AMOUNT WITHDRAWN OR ANNUITIZED. If the Contract Value at the time of withdrawal or annuitization is greater than or equal to the 5% SUV, we will reduce the 5% SUV by the dollar amount withdrawn or annuitized. If the Contract Value at the time of withdrawal or annuitization is less than the 5% SUV, we will reduce the 5% SUV by more than the amount withdrawn or annuitized.

Please see Appendix B for examples of the calculations of the 5% SUV.


--------------------------------------------------------------------------------
4.a   THE INCREASING WITHDRAWALS BENEFIT (IWB)
The IWB guarantees a minimum amount of income in the form of partial withdrawals (IWB Payments), and the maximum amount you are able to withdraw (IWB Maximum) can increase each year. In addition, we will increase the total amount of money


The Allianz Custom Income Variable Annuity Contract Prospectus November 29, 2005 you are able to withdraw (the IWB value) every five years after you exercise the IWB and before the older Owner's 91st birthday to "lock in" any Investment Option gains that are present in the remaining Contract Value. However, the IWB does not create Contract Value or guarantee the performance of any Investment Option. Please refer to the applicable rider to the Contract for the specific terms and conditions of the IWB. BE SURE TO DISCUSS WITH YOUR REGISTERED REPRESENTATIVE IF THE IWB IS APPROPRIATE FOR YOUR SITUATION.

There are no age requirements for exercising the IWB, and you can choose to exercise the IWB at Contract issue. The IWB Date is the date that we will begin to make IWB Payments to you. The earliest possible IWB Date you can select would be the 1st or 15th of a calendar month that occurs after we issue the Contract.

If you exercise the IWB you can no longer make additional Purchase Payments after the IWB Date. However, if you initiate an exchange or transfer from another investment product into this Contract before you exercise the IWB we will accept any of this money we receive after the IWB Date, and on the Business Day we receive the money we will increase your Contract Value and recalculate your IWB Payment as if the money had been present on the IWB Date. This will directly increase:
o   the IWB value,
o   the TIP value,
o the dollar amount available under the IWB Maximum, and
o the amount of your next IWB Payment.

THE IWB WILL TERMINATE UPON THE EARLIEST OF:
o the Business Day you take an Excess Withdrawal of the entire Contract Value,
o the Business Day that the IWB value and Contract Value are both zero,
o the Business Day before the WPB Date if you exercise of the WPB,
o the Business Day before the Income Date that you take a Full Annuitization,
o Contract termination, or
o the death of any Owner (unless the deceased Owner's spouse continues the Contract as the new Owner).


IWB PAYMENTS AND THE IWB MAXIMUM
In order to begin receiving IWB Payments, you must submit an IWB Payment election form to the Service Center. IWB Payments will begin at least 15 calendar days after your request has been received at the Service Center and determined to be in good order.


The Owner can elect to receive IWB Payments on an annual, semi-annual, quarterly, monthly or semi-monthly basis. Monthly and semi-monthly payments are only available through an electronic transfer of funds. Each IWB Payment amount will be equal to the annual IWB Payment divided by the number of payments we will make during the IWB Year. If the scheduled IWB Payment date does not fall on a Business Day, we will make payment to you on the next Business Day.

If you exercise the IWB, we will make IWB Payments based on the initial IWB value (for more information see "The IWB Value" discussion later in this section). The Owner selects both the amount of the IWB Payment and the amount it will increase each year subject to the IWB Maximum. The IWB Maximum is the largest annual IWB Payment that is available to you each IWB Year. You cannot request IWB Payments that would exceed the IWB Maximum in a given IWB Year. The IWB Maximum for the first IWB Year is 5% of the initial IWB value, and it increases by 5% each year after that*. This means that you can receive up to 5% of the initial IWB value in the first IWB Year, and you can receive up to 5.25% of the initial IWB value in the second year, and so on. The more you increase your IWB Payments, the sooner we will pay the IWB value out to you and the sooner IWB Payments may stop.

* If the IWB value experiences a step up, we will also step up the IWB Maximum to equal 5% of the new IWB value if that is greater than the current IWB Maximum. The IWB Maximum will then continue to increase by 5% each year after that.

IWB Payments are non-cumulative, which means that if you elect to receive less than the IWB Maximum in a given year, it will not carry over to the next IWB Year.

The initial IWB Payment must be at least $100. If we are unable to structure the initial IWB Payment so that it is at least $100, the IWB will not be available to you and we will contact you to discuss alternate arrangements. For Qualified



The Allianz Custom Income Variable Annuity Contract Prospectus November 29, 2005

Contracts, as a courtesy we will increase IWB Payments to equal any required minimum distribution that may be due from the Contract. This increase will not be subject to a withdrawal charge, but it will be treated as an Excess Withdrawal if it causes you to exceed the IWB Maximum.

IF YOU REQUEST AN EXCESS WITHDRAWAL AND/OR PARTIAL ANNUITIZATION WHILE RECEIVING IWB PAYMENTS AND THE AMOUNT YOU REQUEST PLUS YOUR IWB PAYMENTS EXCEEDS THE IWB MAXIMUM FOR THAT IWB YEAR, THE AMOUNT THAT EXCEEDS THE IWB MAXIMUM WILL BE SUBJECT TO ANY APPLICABLE WITHDRAWAL CHARGE* AND WILL REDUCE:
o  THE CONTRACT VALUE,
o  THE IWB VALUE, WHICH DETERMINES THE AMOUNT AVAILABLE FOR FUTURE IWB PAYMENTS,
o THE TIP VALUE, WHICH DETERMINES THE AMOUNT AVAILABLE FOR FUTURE LIB PAYMENTS AND/OR TRADITIONAL ANNUITY PAYMENTS, AND
o  THE TRADITIONAL GMDB VALUE.

* Amounts paid as part of a required minimum distribution or taken as a Partial Annuitization are never subject to a withdrawal charge.

If you request an Excess Withdrawal and/or Partial Annuitization while you are receiving IWB Payments you can instruct us to stop IWB Payments that are due for the remainder of the IWB Year. Other than that, once each IWB Year the Owner can elect to:
o   change the frequency of IWB Payments for next year.
o   change the amount of next year's IWB Payment.
o   change the amount that next year's IWB Payment will increase.
o   stop IWB Payments for the next IWB Year.
o switch some or all of your IWB Payments to LIB Payments and/or Traditional Annuity Payments (if you satisfy all appropriate requirements).
o switch all of your IWB Payments to WPB Payments (if you satisfy all appropriate requirements), in which case IWB Payments will stop, and both the IWB and the IWB Portion will terminate.

You must wait at least 12 months from the date of any prior conversion (the IWB Date or the Income Date you switched some of your IWB Payments to Annuity Payments) before you can switch IWB Payments to another form of payment. You must provide notice of your intent to switch IWB Payments to the Service Center. If you satisfy all appropriate requirements, we will effect the change on the next available WPB Date or Income Date.

For all other changes to IWB Payments, you must provide notice of any requested change to IWB Payments to the Service Center at least 30 days before the IWB Anniversary. We will effect any change on the IWB Anniversary and the change will remain in effect for the entire following IWB Year.

We will deduct each IWB Payment pro rata from the Investment Options. We will continue to allocate the Contract Value among the Investment Options according to your instructions while the IWB is in effect. You can also continue to make transfers between the Investment Options (subject to certain restrictions set out in section 6, Investment Options -- Transfers) while the IWB is in effect.

You can continue to receive IWB Payments until the IWB value is exhausted, even if you have no remaining Contract Value. If there is Contract Value remaining after you exhaust the IWB value, we will pay the Contract Value to you if it is less than $5,000 (less any deduction we make for premium tax). However if your remaining Contract Value is at least $5,000, you can instead elect to:
o continue the Contract until the next IWB value step up, and then begin taking IWB Payments from the increased IWB value; or
o   exercise the WPB (if you satisfy all appropriate requirements); and/or
o have us make either LIB Payments or Traditional Annuity Payments (if you satisfy all appropriate requirements).

TAXATION OF IWB PAYMENTS
IWB Payments are withdrawals and will be treated as such for tax purposes. This means that for Non-Qualified Contracts, Contract gains from the entire Contract are considered to be distributed first and are subject to income tax. Purchase Payments are distributed after gains have been paid out and are generally considered to be a return of your investment and are not subject to income tax.


The Allianz Custom Income Variable Annuity Contract Prospectus November 29, 2005

For Qualified Contracts, the entire IWB Payment will most likely be subject to income tax. In addition, IWB Payments may be subject to premium taxes and if any Owner is younger than age 59 1/2, any Contract earnings in the IWB Payments we make may also be subject to a 10% penalty tax. IWB Payments are not subject to a withdrawal charge as long as you withdraw no more than your IWB Maximum or the required minimum distribution amount in any IWB Year.

THE IWB VALUE
On the IWB Date, the initial IWB value is equal to the greater of:
o   the Contract Value, or
o the TIP value, which is the greater of: a) the QAV, or b) the 5% SUV. (For more details on the QAV or 5% SUV see the discussion of the "Quarterly Account Value" and "5% Step Up Value" in section 4, The Total Income Package).

Beginning on the IWB Date, the IWB value and TIP value will immediately decrease with each IWB adjusted partial withdrawal. An IWB adjusted partial withdrawal is an IWB Payment, Excess Withdrawal and/or Partial Annuitization from the IWB Portion.

IWB ADJUSTED PARTIAL WITHDRAWALS ARE EQUAL TO THE FOLLOWING: FPWA +(RPWA X IWBA)

    FPWA = The amount of the IWB adjusted partial withdrawal that together with any other previous IWB adjusted partial withdrawals taken during the IWB Year, do not exceed the IWB Maximum. However, if you take a Partial Annuitization from the IWB Portion, the entire amount of the Partial Annuitization will be included in the RPWA portion of this formula.
    RPWA = The remaining amount of the IWB adjusted partial withdrawal, including any applicable withdrawal charge.
    IWBA       = The greater of one, or (a) divided by (b) where:
               (a)= the IWB value or TIP value on the day of (but before) the
                    IWB adjusted partial withdrawal.
               (b)= the Contract Value on the day of (but before) the IWB adjusted partial withdrawal.
ANY PARTIAL ANNUITIZATIONS, OR ANY IWB PAYMENTS OR EXCESS WITHDRAWALS THAT ARE IN EXCESS OF THE IWB MAXIMUM IN AN IWB YEAR, MAY REDUCE THE IWB VALUE AND TIP VALUE BY MORE THAN THE AMOUNT WITHDRAWN OR ANNUITIZED, AND MAY DECREASE THE AMOUNT OF TIME OVER WHICH YOU WILL RECEIVE IWB PAYMENTS. If the Contract Value is greater than or equal to the IWB value (or TIP value as appropriate) at the time of withdrawal or annuitization, we will reduce the IWB value (or TIP value) by the dollar amount withdrawn or annuitized. If the Contract Value is less than the IWB value (or TIP value as appropriate) at the time of withdrawal or annuitization, we will reduce the IWB value (or TIP value) by more than the amount withdrawn or annuitized.

On every fifth IWB Anniversary before the older Owner's 91st birthday* we will automatically step up the IWB value to equal the Contract Value if that amount is greater than the IWB value. If we step up the IWB value we will also step up the IWB Maximum to equal 5% of the increased IWB value if that amount is greater than the current IWB Maximum.


*If the Contract is owned by a non-individual (for example, a qualified plan or trust) we will use the age of the Annuitant.


If you make no Excess Withdrawals or Partial Annuitizations while the IWB is in effect, and your IWB value experiences no step ups, and you take the IWB Maximum each year as an annual IWB Payment, we would pay the initial IWB value to you within 15 years. If you take an Excess Withdrawal or Partial Annuitization while you are receiving IWB Payments we will pay the IWB value to you sooner. If we step up the IWB value and/or you take less than the IWB Maximum as your IWB Payment, we will pay the IWB value to you over a longer period of time.

IWB EXAMPLES
EXAMPLE OF THE IWB STEP UP ON THE IWB VALUE AND THE IWB MAXIMUM
o You make an initial Purchase Payment of $100,000 on a Contract with the TIP. You do not make any additional Purchase Payments.
o You exercise the IWB at Contract issue and you have not taken any withdrawals before the IWB Date.
o  You are the only Owner and are age 65 on the IWB Date.
o  On the Issue Date the QAV and 5% SUV are both equal to $100,000.
o On the IWB Date your initial IWB value is equal to the greater of Contract Value ($99,800) or the TIP value (which is the greater of the QAV or 5% SUV and both are equal to $100,000).


The Allianz Custom Income Variable Annuity Contract Prospectus November 29, 2005

o Your initial IWB Maximum is 5% of the initial IWB value = 5% x $100,000 = $5,000.
o You elect to receive an IWB Payment equal to the IWB Maximum each year and take no Excess Withdrawals or Partial Annuitizations while receiving IWB Payments.

    ----------------------- ---------- ---------- -----------    --------------------- ----------- ---------- -----------
                            CONTRACT   IWB VALUE  IWB                                  CONTRACT    IWB VALUE  IWB
                              VALUE                MAXIMUM                               VALUE                 MAXIMUM
    ----------------------- ---------- ---------- -----------    --------------------- ----------- ---------- -----------
    ----------------------- ---------- ---------- -----------    --------------------- ----------- ---------- -----------
    On the IWB Date           $99,800   $100,000      $5,000
    ----------------------- ---------- ---------- -----------
    ----------------------- ---------- ---------- -----------
    1st IWB Anniversary       $96,000    $95,000      $5,250     6th IWB Anniversary      $72,800    $71,819      $6,700
    ----------------------- ---------- ---------- -----------    --------------------- ----------- ---------- -----------
    ----------------------- ---------- ---------- -----------    --------------------- ----------- ---------- -----------
    2nd IWB Anniversary       $88,500    $89,750      $5,513     7th IWB Anniversary      $63,050    $65,118      $7,036
    ----------------------- ---------- ---------- -----------    --------------------- ----------- ---------- -----------
    ----------------------- ---------- ---------- -----------    --------------------- ----------- ---------- -----------
    3rd IWB Anniversary       $87,300    $84,238      $5,788     8th IWB Anniversary      $62,000    $58,083      $7,387
    ----------------------- ---------- ---------- -----------    --------------------- ----------- ---------- -----------
    ----------------------- ---------- ---------- -----------    --------------------- ----------- ---------- -----------
    4th IWB Anniversary       $82,400    $78,449      $6,078     9th IWB Anniversary      $51,500    $50,695      $7,757
    ----------------------- ---------- ---------- -----------    --------------------- ----------- ---------- -----------
    ----------------------- ---------- ---------- -----------    --------------------- ----------- ---------- -----------
    5th IWB Anniversary       $78,200    $72,372      $6,381     10th IWB                 $41,800    $42,939      $8,144
                                                                 Anniversary
    before the step up                                           before the step up
    ----------------------- ---------- ---------- -----------    --------------------- ----------- ---------- -----------
    ----------------------- ---------- ---------- -----------    --------------------- ----------- ---------- -----------
                                                                 10TH IWB
    5TH IWB ANNIVERSARY                                          ANNIVERSARY
    AFTER THE STEP UP         $78,200    $78,200      $6,381     AFTER THE STEP UP        $41,800    $42,939      $8,144
    ----------------------- ---------- ---------- -----------    --------------------- ----------- ---------- -----------

o In this example the IWB value was stepped up on the fifth IWB Anniversary because the Contract Value was greater than the IWB value. However, the IWB Maximum was not stepped up because the current IWB Maximum ($6,381) was greater than 5% of the increased IWB value (5% x $78,200 = $3,910).
o There was no step up to either the IWB value or the IWB Maximum on the tenth IWB Anniversary in this example because the Contract Value was less than the IWB value.
o If on the tenth IWB Anniversary the Contract Value had grown to $175,000, the remaining IWB value would be stepped up $175,000. The IWB Maximum would also be stepped up because 5% of the increased IWB value (5% x $175,000 = $8,750) is greater than the current IWB Maximum ($8,144). In this instance the IWB Maximum for the 11th IWB Year would increase to $8,750 and it can increase by 5% on each IWB Anniversary after that.


EXAMPLE OF THE EFFECT OF AN EXCESS WITHDRAWAL ON IWB PAYMENTS
o Continue the assumptions from the previous example except that you elect to receive $200 per month as your IWB Payment. If you do not take any Excess Withdrawals you would receive $2,400 of IWB Payments over the course of each IWB Year without incurring a withdrawal charge.
o Assume the Contract Value on the day of (but before) the Excess Withdrawal is $93,714. The IWB value (and TIP value) on the day of (but before) the Excess Withdrawal is $98,400.


    If you take a $500 Excess Withdrawal in the first IWB Year after receiving the eighth monthly IWB Payment: The total partial withdrawals (IWB Payments and the Excess Withdrawal) for the IWB Year = $2,400 + $500 = $2,900. Because the total partial withdrawals are less than the $5,000 IWB Maximum, none of the withdrawals will be subject to the withdrawal charge, and the Excess Withdrawal will reduce both the IWB value and TIP value by the amount withdrawn ($500). The IWB value after the Excess Withdrawal would be $98,400 - $500 = $97,900. There is no change to the IWB Maximum because of the Excess Withdrawal.

    If you take a $3,800 Excess Withdrawal in the first IWB Year after receiving the eighth monthly IWB Payment: The total partial withdrawals for the IWB Year = $2,400 + $3,800 = $6,200. Because the total partial withdrawals are greater than the $5,000 IWB Maximum, some of the withdrawals will be subject to the withdrawal charge. We determine which withdrawals are subject to the withdrawal charge as follows:

           The IWB Maximum for the first IWB Year...............................................................$5,000
           First eight IWB Payments............................................................................- 1,600
           Remaining IWB Maximum................................................................................$3,400
           Portion of the Excess Withdrawal that is subject to the withdrawal charge = $3,800 - $3,400 =.......$   400


        We compute the withdrawal charge as follows:
           Amount requested that is subject to a withdrawal charge.............................................$400.00
           Divided by one minus the withdrawal charge (1 - 8% = 0.92).........................................../ 0.92



The Allianz Custom Income Variable Annuity Contract Prospectus November 29, 2005

                                       30


           Amount withdrawn including the withdrawal charge....................................................$434.78


        We will adjust the IWB value (and TIP value) for the Excess Withdrawalas follows:
           The IWB value on the day of (but before) the partial withdrawal..................................$98,400.00
           The amount of the Excess Withdrawal that does not exceed the IWB Maximum.........................- 3,400.00
           Reduced by the remaining amount of the Excess Withdrawal (including the withdrawal charge)
               multiplied by the result of the IWB value
               divided by the Contract Value on the day of (but before) the partial withdrawal
               = $434.78 x ($98,400 / $93,714) = $434.78 x 1.05 =.............................................- 456.52
           Remaining IWB value after the Excess Withdrawal..................................................$94,543.48


        In addition, because the Excess Withdrawal exhausts the IWB Maximum for the year, the four remaining IWB Payments will also be subject to a withdrawal charge. To avoid a withdrawal charge you could instruct us to stop IWB Payments for the remainder of the year.


--------------------------------------------------------------------------------
4.b   THE WITHDRAWALS PLUS BENEFIT (WPB)
The WPB guarantees a minimum amount of level lifetime income in the form of partial withdrawals (WPB Payments). In addition, we will increase both the amount of money we base your WPB Payments on (the WPB value) and the amount of your WPB Payment every five years after you exercise the WPB and before the older Owner's 91st birthday to "lock in" any Investment Option gains that are present in the remaining Contract Value. However, the WPB does not create Contract Value or guarantee the performance of any Investment Option. Please refer to the applicable rider to the Contract for the specific terms and conditions of the WPB. BE SURE TO DISCUSS WITH YOUR REGISTERED REPRESENTATIVE IF THE WPB IS APPROPRIATE FOR YOUR SITUATION.

To exercise the WPB the older Owner* must be at least age 60 and cannot be over age 80 on the WPB Date. If the older Owner meets the age requirement for exercise of the WPB at Contract issue, the earliest possible WPB Date you can select would be the 1st or 15th of a calendar month that occurs after we issue the Contract.

*If the Contract is owned by a non-individual (for example, a qualified plan or trust) we will use the age of the Annuitant.

If you exercise the WPB you can no longer make additional Purchase Payments after the WPB Date. However, if you initiate an exchange or transfer from another investment product into this Contract before you exercise the WPB and we will accept any of this money we receive after the WPB Date, and on the Business Day we receive the money we will increase your Contract Value and recalculate your WPB Payment as if the money had been present on the WPB Date. This will directly increase:
o   the WPB value,
o   the TIP value, and
o   the amount of your next WPB Payment.

THE WPB WILL TERMINATE UPON THE EARLIEST OF:
o the Business Day you take an Excess Withdrawal of the entire Contract Value (if you take Excess Withdrawals and/or Partial Annuitizations that reduce WPB Payments to a level where we are unable to structure the WPB Payment so that it is at least $100, you must take an Excess Withdrawal of the entire Contract Value),
o   the Business Day before the Income Date that you take a Full Annuitization,
o   Contract termination, or
o   the death of:
    -   the Owner, if there is no Joint Owner.
    -   any Owner, if there are Joint Owners and they are not spouses.
    -   the older Owner, if there are Joint Owners and they are spouses.



The Allianz Custom Income Variable Annuity Contract Prospectus November 29, 2005

WPB PAYMENTS
In order to begin receiving lifetime WPB Payments, you must submit a WPB Payment election form to the Service Center. WPB Payments will begin at least 15 calendar days after your request has been received at the Service Center and determined to be in good order.

The Owner can elect to receive lifetime WPB Payments on an annual, semi-annual, quarterly, monthly or semi-monthly basis. Monthly and semi-monthly payments are only available through an electronic transfer of funds. Each WPB Payment amount will be equal to the annual WPB Payment divided by the number of payments we will make during the WPB Year. If the scheduled WPB Payment date does not fall on a Business Day, we will make payment to you on the next Business Day.

If you exercise the WPB, we will make WPB Payments based on the WPB value (for more information see "The WPB Value" discussion later in this section) and the age of the older Owner* as follows:

             ------------------------ -----------------------
                                        ANNUAL WPB PAYMENT AS
                AGE OF OLDER OWNER     ON A PERCENTAGE OF THE
                   THE WPB DATE            WPB VALUE
             ------------------------ -----------------------
             ------------------------ -----------------------
                    60 to 73                    5%
             ------------------------ -----------------------
             ------------------------ -----------------------
                    74 to 80                    6%
             ------------------------ -----------------------


*If the Contract is owned by a non-individual (for example, a qualified plan or trust) we will use the age of the Annuitant.


THE PERCENTAGE OF WPB VALUE YOU RECEIVE AS AN ANNUAL WPB PAYMENT WILL NOT CHANGE AFTER THE WPB DATE.

The initial WPB Payment must be at least $100. If we are unable to structure the initial WPB Payment so that it is at least $100, the WPB will not be available to you and we will contact you to discuss alternate arrangements. For Qualified Contracts, as a courtesy we will increase WPB Payments to equal any required minimum distribution that may be due from the Contract. This increase will not be subject to a withdrawal charge, but it will be treated as an Excess Withdrawal, and as such it may cause the WPB to terminate.

EXCESS WITHDRAWALS ARE SUBJECT TO A WITHDRAWAL CHARGE*. EXCESS WITHDRAWALS AND/OR PARTIAL ANNUITIZATIONS FROM THE WPB PORTION WILL REDUCE:
o THE CONTRACT VALUE,
o THE WPB VALUE AND FUTURE WPB PAYMENTS,
o THE TIP VALUE, WHICH DETERMINES THE AMOUNT AVAILABLE FOR FUTURE LIB PAYMENTS AND/OR TRADITIONAL ANNUITY PAYMENTS, AND
o   THE TRADITIONAL GMDB VALUE.

* Amounts paid as part of a required minimum distribution are never subject to a withdrawal charge.


Once you exercise the WPB you cannot elect to stop your payments except by taking Excess Withdrawals, Partial Annuitizations, or switching your WPB Payments to Annuity Payments. You must wait at least 12 months from the date of any prior conversion (the WPB Date or the Income Date you switched some of your WPB Payments to Annuity Payments) before you can switch WPB Payments to LIB Payments or Traditional Annuity Payments. You must provide notice of your intent to switch WPB Payments to the Service Center. If you satisfy all appropriate requirements, we will effect the change on the next available Income Date.

Once each WPB Year the Owner can also elect to change the frequency of WPB Payments for next WPB Year. You must provide notice of any requested change to WPB Payment frequency to the Service Center at least 30 days before the WPB Anniversary. We will change the payment frequency on the WPB Anniversary and the change will remain in effect for the entire following WPB Year.


We will deduct each WPB Payment pro rata from the Investment Options. We will continue to allocate the Contract Value among the Investment Options according to your instructions while the WPB is in effect. You can also continue to make transfers between the Investment Options (subject to certain restrictions set out in section 6, Investment Options -- Transfers) while the WPB is in effect.



The Allianz Custom Income Variable Annuity Contract Prospectus November 29, 2005

If you exhaust your Contract Value, you will continue to receive WPB Payments until the WPB terminates. If you take no Excess Withdrawals and/or Partial Annuitizations while the WPB is in effect, WPB Payments will continue until the death of:
o   the Owner, if there is no Joint Owner.
o   any Owner, if there are Joint Owners and they are not spouses.
o   the older Owner, if there are Joint Owners and they are spouses.

TAXATION OF WPB PAYMENTS
WPB Payments are withdrawals and will be treated as such for tax purposes. This means that for Non-Qualified Contracts, Contract gains from the entire Contract are considered to be distributed first and are subject to income tax. Purchase Payments are distributed after gains have been paid out and are generally considered to be a return of your investment and are not subject to income tax. For Qualified Contracts, the entire WPB Payment will most likely be subject to income tax. In addition, WPB Payments may be subject to premium taxes and if any Owner is younger than age 59 1/2, any Contract earnings in the WPB Payments we make may also be subject to a 10% penalty tax. WPB Payments are not subject to a withdrawal charge.

THE WPB VALUE
On the WPB Date, the initial WPB value is equal to the greater of:
o the Contract Value, or
o the TIP value.


If you have not exercised the IWB, the TIP value is equal to the greater of: a) the QAV, or b) the 5% SUV. (For more details on the QAV or 5% SUV see the discussions of the "Quarterly Account Value" and "5% Step Up Value" in section 4, The Total Income Package). If you have exercised the IWB, the TIP value is equal to the TIP value on the IWB Date reduced for all withdrawals (IWB Payments, Excess Withdrawals, and/or Partial Annuitizations) taken from the IWB Portion.


Beginning on the WPB Date, the TIP value will immediately decrease with each WPB Payment, Excess Withdrawal and/or Partial Annuitization from the WPB Portion. HOWEVER, THE WPB VALUE WILL ONLY DECREASE IF YOU TAKE AN EXCESS WITHDRAWAL AND/OR PARTIAL ANNUITIZATION FROM THE WPB PORTION.

WE REDUCE THE TIP VALUE ACCORDING TO THE FOLLOWING FORMULA: FPWB + (EWB X WPBA)

WE REDUCE THE WPB VALUE ACCORDING TO THE FOLLOWING FORMULA: EWB X WPBB

    FPWB = The amount of each WPB Payment.
    EWB  = The amount of any Excess Withdrawal (including any applicable withdrawal charge) and/or Partial Annuitization.
    WPBA= The greater of one, or (a) divided by (b) where:
               (a)= the TIP value on the day of (but before) the Excess
                    Withdrawal and/or Partial Annuitization.
               (b)= the Contract Value on the day of (but before) the Excess
                    Withdrawal and/or Partial Annuitization.
    WPBB = The result of (c) divided by (d) where:
               (c)= the WPB value on the day of (but before) the Excess
                    Withdrawal and/or Partial Annuitization.
               (d)= the Contract Value on the day of (but before) the Excess
                    Withdrawal and/or Partial Annuitization.


ANY EXCESS WITHDRAWALS AND/OR PARTIAL ANNUITIZATIONS MAY REDUCE THE TIP VALUE BY MORE THAN THE AMOUNT WITHDRAWN OR ANNUITIZED. If the Contract Value is greater than or equal to the TIP value at the time of the withdrawal or annuitization, we will reduce the TIP value by the dollar amount withdrawn or annuitized. If the Contract Value is less than the TIP value at the time of the withdrawal or annuitization, we will reduce the TIP value by more than the amount withdrawn or annuitized.



ANY EXCESS WITHDRAWALS AND/OR PARTIAL ANNUITIZATIONS WILL REDUCE THE WPB VALUE PROPORTIONATELY BY THE PERCENTAGE OF CONTRACT VALUE WITHDRAWN OR ANNUITIZED, WHICH MAY REDUCE THE WPB VALUE BY MORE THAN THE AMOUNT WITHDRAWN OR ANNUITIZED IF THE CONTRACT VALUE IS LESS THAN WPB VALUE AT THAT TIME. TAKING EXCESS WITHDRAWALS AND/OR PARTIAL ANNUITIZATIONS MAY CAUSE WPB PAYMENTS TO STOP, AND BOTH THE WPB AND THE WPB PORTION TO TERMINATE.

The Allianz Custom Income Variable Annuity Contract Prospectus November 29, 2005 If you take an Excess Withdrawal and/or Partial Annuitization from the WPB Portion we will then recalculate your WPB Payment amount using the newly reduced WPB value. IN ADDITION, IF YOU TAKE EXCESS WITHDRAWALS AND/OR PARTIAL ANNUITIZATIONS FROM THE WPB PORTION THAT REDUCE WPB PAYMENTS TO A LEVEL WHERE WE ARE UNABLE TO STRUCTURE THE WPB PAYMENT SO THAT IT IS AT LEAST $100, YOU MUST TAKE AN EXCESS WITHDRAWAL OF THE ENTIRE CONTRACT VALUE, WPB PAYMENTS WILL STOP, AND BOTH THE WPB AND THE WPB PORTION WILL TERMINATE.

On every fifth WPB Anniversary before the older Owner's 91st birthday* we will automatically step up: o the WPB value to equal the Contract Value if that amount is greater than the remaining WPB value, and o the WPB Payment to reflect any increase in the WPB value.


*If the Contract is owned by a non-individual (for example, a qualified plan or trust) we will use the age of the Annuitant.


WPB EXAMPLES
EXAMPLE OF THE WPB STEP UP ON THE WPB VALUE AND THE WPB PAYMENT

o You make an initial Purchase Payment of $100,000 on a Contract with the TIP. You do not make any additional Purchase Payments.
o You exercise the WPB at Contract issue and you have not taken any withdrawals before the WPB Date.
o You are the only Owner and are age 65 on the WPB Date.
o On the Issue Date the QAV and 5% SUV are both equal to $100,000.
o On the WPB Date your initial WPB value is equal to the greater of Contract Value ($99,800) or the TIP value (which is the greater of the QAV or 5% SUV and both are equal to $100,000).
o Your initial WPB Payment is 5% of the initial WPB value = 5% x $100,000 = $5,000.
o You take no Excess Withdrawals or Partial Annuitizations while receiving WPB Payments.

    --------------------- ----------- ----------- ----------    ------------------- ------------ ----------- -----------
                          CONTRACT    WPB VALUE   WPB                                CONTRACT    WPB VALUE   WPB
                            VALUE                  PAYMENT                             VALUE                  PAYMENT
    --------------------- ----------- ----------- ----------    ------------------- ------------ ----------- -----------
    --------------------- ----------- ----------- ----------    ------------------- ------------ ----------- -----------
    On the WPB Date          $99,800    $100,000     $5,000
    --------------------- ----------- ----------- ----------
    --------------------- ----------- ----------- ----------
    1st WPB Anniversary      $96,000    $100,000     $5,000     6th WPB                $102,900    $110,000      $5,500
                                                                Anniversary
    --------------------- ----------- ----------- ----------    ------------------- ------------ ----------- -----------
    --------------------- ----------- ----------- ----------    ------------------- ------------ ----------- -----------
    2nd WPB Anniversary      $94,500    $100,000     $5,000     7th WPB                 $94,090    $110,000      $5,500
                                                                Anniversary
    --------------------- ----------- ----------- ----------    ------------------- ------------ ----------- -----------
    --------------------- ----------- ----------- ----------    ------------------- ------------ ----------- -----------
                                                                8th WPB
    3rd WPB Anniversary      $92,300    $100,000     $5,000     Anniversary             $87,200    $110,000      $5,500
    --------------------- ----------- ----------- ----------    ------------------- ------------ ----------- -----------
    --------------------- ----------- ----------- ----------    ------------------- ------------ ----------- -----------
                                                                9th WPB
    4th WPB Anniversary      $99,400    $100,000     $5,000     Anniversary             $84,500    $110,000      $5,500
    --------------------- ----------- ----------- ----------    ------------------- ------------ ----------- -----------
    --------------------- ----------- ----------- ----------    ------------------- ------------ ----------- -----------
                                                                10th WPB
    5th WPB Anniversary                                         Anniversary
    before the step up      $110,000    $100,000     $5,000     before the step up      $78,300    $110,000      $5,500
    --------------------- ----------- ----------- ----------    ------------------- ------------ ----------- -----------
    --------------------- ----------- ----------- ----------    ------------------- ------------ ----------- -----------
                                                                10TH WPB
    5TH WPB ANNIVERSARY                                         ANNIVERSARY AFTER
    AFTER THE STEP UP       $110,000    $110,000     $5,500     THE STEP UP             $78,300    $110,000      $5,500
    --------------------- ----------- ----------- ----------    ------------------- ------------ ----------- -----------


o In this example the WPB value was stepped up on the fifth WPB Anniversary because the Contract Value was greater than the WPB value. We also stepped up the WPB Payment to equal 5% of the increased WPB value (5% x $110,000 = $5,500).
o There was no step up to either the WPB value or the WPB Payment on the tenth WPB Anniversary in this example because the Contract Value was less than the WPB value.


EXAMPLE OF THE EFFECT OF AN EXCESS WITHDRAWAL ON WPB PAYMENTS

o Continue the assumptions from the previous example. Remember that Excess Withdrawals from the WPB Portion (excluding any amounts paid as part of a required minimum distribution) are subject to a withdrawal charge. If you take an $8,000 Excess Withdrawal (including the withdrawal charge) one month after the second WPB Anniversary:


The Allianz Custom Income Variable Annuity Contract Prospectus November 29, 2005

        The Contract Value on the day of (but before) the withdrawal is $92,000. At this point you have received two WPB Payments totaling $10,000. You have not yet reached the fifth WPB Anniversary so there have not been any step ups to the WPB value or WPB Payment. We will adjust the WPB value for the Excess Withdrawal as follows:
           The WPB value............................................$100,000.00
           Reduced by the amount of the Excess Withdrawal
           (including the  withdrawal charge)
               multiplied by the result of the WPB value
               divided by the Contract Value on the day of
               (but before) the partial withdrawal
               = $8,000 x ($100,000 / $92,000)
               = $8,000 x 1.0869565 =................................- 8,695.65
                                                                     $91,304.35


We then recalculate your WPB Payment by taking 5%* of the new WPB value = 5% x $91,304.35 = $4,565.22. If you do not take any other Excess Withdrawals, you would receive $4,565.22 beginning on the third WPB Anniversary, and you would continue to receive at least that much on every anniversary after that for as long as you live.

* This is the percentage of the WPB value to which the annual WPB Payment will always be equal. It is established on the WPB Date and we base it on the age of the older Owner.


--------------------------------------------------------------------------------
4.c   THE LIFETIME INCOME BENEFIT (LIB)
The LIB provides lifetime income in the form of Annuity Payments (called LIB Payments) that are guaranteed never to be less than the initial payment we make. In addition, we will automatically step up this guarantee (called the Base Payment) every five years after you exercise the LIB and before the younger Annuitant's 91st birthday to "lock in" any Investment Option gains. However, the LIB does not create Contract Value or guarantee the performance of any Investment Option. Please refer to the applicable rider to the Contract for the specific terms and conditions of the LIB. BE SURE TO DISCUSS WITH YOUR REGISTERED REPRESENTATIVE IF THE LIB IS APPROPRIATE FOR YOUR SITUATION.


To exercise the LIB all Annuitant(s) must be at least age 60 and no Annuitant can be over age 80 on the Income Date. If the Annuitant(s) meet the age requirement for exercise of the LIB at Contract issue, the earliest possible Income Date you can select would be the 1st or 15th of a calendar month that occurs after expiration of the free look period. (For more information see section 2, Purchase -- Free Look/Right to Examine.).


You can take either a Full Annuitization or Partial Annuitization(s) under the LIB. You cannot transfer any amounts you allocated to an LIB Portion back to the Deferral, IWB, or WPB Portion; or to a Traditional Annuity Portion. We also do not allow you to allocate additional Contract Value to an existing stream of LIB Payments.

If you exercise the LIB you cannot make additional Purchase Payments to an LIB Portion of the Contract after the Income Date, but you may be able to make additional payments if the Deferral Portion of the Contract is still available. If you initiate an exchange or transfer from another investment product into this Contract before you take a Full Annuitization under the LIB, we will accept any of this money that we receive after the Income Date, and on the Business Day we receive the money we will recalculate your initial LIB Payment as if the money had been present on the Income Date. This will increase:
o   the annual Base Payment guarantee,
o   the amount of your next LIB Payment, and
o the Liquidation Value that is available for Excess Withdrawals and payment of a lump sum death benefit (for more information see "Liquidation Value" later in this section).

In addition, if at Contract issue you initiate an exchange or transfer from another investment product into this Contract and immediately request a Partial Annuitization under the LIB, and if the Contract Value is less than the amount you requested we apply to LIB Payments, we will suspend your Income Date until the 1st or 15th of the calendar month following the Business Date upon which there is sufficient Contract Value to fulfill your request.

If there is only one Annuitant we will make LIB Payments during the life of the Annuitant, and the last payment will be the one that is due before the Annuitant's death.

If there are joint Annuitants (permitted only if you take one single Full Annuitization) we will make LIB Payments during the joint lifetime of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, payments



The Allianz Custom Income Variable Annuity Contract Prospectus November 29, 2005 will continue during the lifetime of the surviving joint Annuitant at 100% of the amount that we paid when both Annuitants were alive. The last LIB Payment will be the one that is due before the last surviving joint Annuitant's death.


In order to begin receiving lifetime LIB Payments, you must submit an Income Option election form to the Service Center. LIB Payments will begin at least 15 calendar days after your request has been received at the Service Center and is determined to be in good order.


The Owner can elect to have us make LIB Payments on an annual, semi-annual, quarterly, monthly or semi-monthly basis. Monthly and semi-monthly payments are only available through an electronic transfer of funds. Each LIB Payment amount will be equal to the annual LIB Payment divided by the number of payments we will make during the LIB Year.

Once you exercise the LIB you cannot elect to stop your payments except by taking Excess Withdrawals of the Liquidation Value. Once each LIB Year the Owner can elect to change the frequency of their LIB Payments for the next LIB Year. You must provide notice of any requested change to LIB Payment frequency to the Service Center at least 30 days before the LIB Anniversary. We will change the payment frequency on the LIB Anniversary and the change will remain in effect for the entire following LIB Year.

EACH LIB PORTION WILL TERMINATE UPON THE EARLIEST OF:
o the Business Day you take an Excess Withdrawal of the entire Liquidation Value remaining under that LIB Portion,
o Contract termination, or
o the death of the last surviving Annuitant.

TAXATION OF LIB PAYMENTS
If you take a Partial Annuitization under the LIB (we call this a partial LIB), LIB Payments will be treated as withdrawals and not annuity payments for tax purposes. This means that for tax purposes, any Contract earnings in the entire Contract will be considered to be distributed before Purchase Payments and may be subject to a 10% penalty tax. For Non-Qualified Contracts, gains are generally subject to income tax and Purchase Payments are not. For Qualified Contracts, the entire LIB Payment under a partial LIB will most likely be subject to income taxes. For more information on Partial Annuitizations, please see section 3, The Annuity Phase -- Partial Annuitizations.


If you take a Full Annuitization under the LIB, LIB Payments should be treated as annuity payments for tax purposes. If you take a partial LIB, LIB Payments should be treated as annuity payments (and not withdrawals) for tax purposes ONLY after the Income Date on which you have applied the entire remaining Contract Value to Annuity Payments under the LIB and/or the traditional Annuity Options, that is, the Income Date after the Contract has been fully annuitized. For Non-Qualified Contracts that have been fully annuitized, a portion of each payment may be treated as gains that are subject to tax as ordinary income, and the remaining portion of the payment will be considered to be a return of your investment and will not be subject to income tax. Once we have paid out all of your Purchase Payments, however, the full amount of each LIB Payment will be subject to tax as ordinary income. For Qualified Contracts, the entire LIB Payment will most likely be subject to tax as ordinary income. Once you apply the entire Contract Value to Annuity Payments, LIB Payments will generally not be subject to the 10% penalty tax if you do not take Excess Withdrawals from an LIB Portion after the Income Date.


THE INITIAL LIB VALUE
If you exercise the LIB we will make LIB Payments to the Payee beginning on the Income Date. We base your initial LIB Payment on your initial LIB value. If you take a Partial Annuitization, the initial LIB value is equal to the amount of Contract Value you apply to the LIB. If you take a Full Annuitization, the initial LIB value on the Income Date is equal to the greater of the following (less any applicable premium tax):
o the Contract Value, or
o the TIP value.


If you have not exercised the IWB or WPB, the TIP value is equal to the greater of: a) the QAV, or b) the 5% SUV. (For more details on the QAV or 5% SUV see the discussions of the "Quarterly Account Value" and "5% Step Up Value" in section 4, The Total Income Package). If you have exercised the IWB, the TIP value is equal to the TIP value on the IWB Date reduced for all withdrawals (IWB Payments, Excess Withdrawals, and/or Partial Annuitizations) taken from the IWB Portion. If you have exercised the WPB, the TIP value is equal to the TIP value on the WPB Date reduced for all withdrawals (WPB Payments, Excess Withdrawals, and/or Partial Annuitizations) taken from the from the WPB Portion.



The Allianz Custom Income Variable Annuity Contract Prospectus November 29, 2005

THE INITIAL LIB PAYMENT

The initial annual LIB Payment is equal to a percentage of the initial LIB value based on the age of the Annuitant(s) as follows:
       -------------------------- -----------------------     ---------------------- -----------------------
           AGE OF ANNUITANT         INITIAL ANNUAL LIB           AGE OF YOUNGER        INITIAL ANNUAL LIB
                                       PAYMENT AS A                                       PAYMENT AS A
         (NO JOINT ANNUITANT)           PERCENTAGE             JOINT ANNUITANT* ON       PERCENTAGE OF
          ON THE INCOME DATE       OF INITIAL LIB VALUE          THE INCOME DATE       INITIAL LIB VALUE
       -------------------------- -----------------------     ---------------------- -----------------------
       -------------------------- -----------------------     ---------------------- -----------------------
               60 to 64                    4.5%                     60 to 64                  4.0%
       -------------------------- -----------------------     ---------------------- -----------------------
       -------------------------- -----------------------     ---------------------- -----------------------
               65 to 73                    5.0%                     65 to 73                  4.5%
       -------------------------- -----------------------     ---------------------- -----------------------
       -------------------------- -----------------------     ---------------------- -----------------------
               74 to 76                    6.0%                     74 to 76                  5.5%
       -------------------------- -----------------------     ---------------------- -----------------------
       -------------------------- -----------------------     ---------------------- -----------------------
               77 to 79                    7.0%                     77 to 79                  6.5%
       -------------------------- -----------------------     ---------------------- -----------------------
       -------------------------- -----------------------     ---------------------- -----------------------
                  80                       8.0%                        80                     7.5%
       -------------------------- -----------------------     ---------------------- -----------------------

* Joint Annuitants are only permitted if you take one single Full Annuitization.

If the initial amount that you are applying to LIB Payments is less than $25,000 then you must agree to structure payments so that the initial LIB Payment is at least $100. If we are unable to structure the initial LIB Payment so that it is equal to $100, the LIB will not be available to you and we will contact you to discuss alternate arrangements.

THE ANNUAL BASE PAYMENT
The Base Payment is the guaranteed minimum annual LIB Payment we will make. It protects the annual LIB Payment in the event that your selected Investment Options experience a loss in value. The initial annual Base Payment on the Income Date is equal to the initial annual LIB Payment. We will step up the annual Base Payment on every fifth LIB Anniversary before the younger Annuitant's 91st birthday to "lock in" any Investment Option gains that are present on that anniversary. We do this by comparing the last annual Base Payment we calculated to the annual LIB Payment on every fifth LIB Anniversary and increasing the Base Payment to equal the LIB Payment if it is greater. The annual Base Payment will not decrease unless you take an Excess Withdrawal from an LIB Portion. It may increase as often as every five years. If you take an Excess Withdrawal from an LIB Portion we will reduce the annual Base Payment by the percentage of Liquidation Value withdrawn for each Excess Withdrawal you take. If you do not take any Excess Withdrawals from an LIB Portion, the annual Base Payment will never be less than initial annual LIB Payment, and it will be equal to the highest annual LIB Payment that occurred on the Income Date or on any fifth LIB Anniversary.

EXAMPLE OF THE LIB STEP UP ON THE ANNUAL BASE PAYMENT

o You make an initial Purchase Payment of $100,000 on a Contract with the TIP. You do not make any additional Purchase Payments.
o You take a Full Annuitization under the LIB at Contract issue and you have not taken any withdrawals before the Income Date.
o You are the only Owner, the only Annuitant, and the Payee. You are age 65 on the Income Date.
o On the Issue Date the QAV and 5% SUV are both equal to $100,000.
o On the Income Date your initial LIB value is equal to the greater of Contract Value ($99,800) or the TIP value (which is the greater of the QAV or 5% SUV and both are equal to $100,000).
o Your initial annual LIB Payment is 5% of the initial LIB value = 5% x $100,000 = $5,000.
o You elect to receive annual LIB Payments and take no Excess Withdrawals while receiving LIB Payments.


The Allianz Custom Income Variable Annuity Contract Prospectus November 29, 2005


     -------------------------- ------------- --------------    ------------------------- -------------- --------------
                                LIB PAYMENT   BASE PAYMENT                                 LIB PAYMENT   BASE PAYMENT
     -------------------------- ------------- --------------    ------------------------- -------------- --------------
     -------------------------- ------------- --------------    ------------------------- -------------- --------------
     On the Income Date            $5,000        $5,000
     -------------------------- ------------- --------------    ------------------------- -------------- --------------
     -------------------------- ------------- --------------    ------------------------- -------------- --------------
     1st LIB Anniversary           $5,010        $5,000         6th LIB Anniversary          $5,000         $5,000
     -------------------------- ------------- --------------    ------------------------- -------------- --------------
     -------------------------- ------------- --------------    ------------------------- -------------- --------------
     2nd LIB Anniversary           $5,015        $5,000         7th LIB Anniversary          $5,012         $5,000
     -------------------------- ------------- --------------    ------------------------- -------------- --------------
     -------------------------- ------------- --------------    ------------------------- -------------- --------------
     3rd LIB Anniversary           $5,020        $5,000         8th LIB Anniversary          $5,025         $5,000
     -------------------------- ------------- --------------    ------------------------- -------------- --------------
     -------------------------- ------------- --------------    ------------------------- -------------- --------------
     4th LIB Anniversary           $5,005        $5,000         9th LIB Anniversary          $5,030         $5,000
     -------------------------- ------------- --------------    ------------------------- -------------- --------------
     -------------------------- ------------- --------------    ------------------------- -------------- --------------
     5th LIB Anniversary                                        10th LIB Anniversary
     before the step up            $5,000        $5,000         before the step up           $5,028         $5,000
     -------------------------- ------------- --------------    ------------------------- -------------- --------------
     -------------------------- ------------- --------------    ------------------------- -------------- --------------
     5TH LIB ANNIVERSARY                                        10TH LIB ANNIVERSARY
     AFTER THE STEP UP             $5,000        $5,000         AFTER THE STEP UP            $5,028         $5,028
     -------------------------- ------------- --------------    ------------------------- -------------- --------------

o There was no step up to the Base Payment on the fifth LIB Anniversary in this example because the fifth anniversary's LIB Payment was equal to the initial Base Payment.
o The Base Payment was stepped up on the tenth LIB Anniversary because the tenth anniversary's LIB Payment was greater than the Base Payment we calculated on the fifth LIB Anniversary.

CALCULATION OF THE ANNUAL LIB PAYMENTS AFTER THE FIRST LIB YEAR
Beginning on the first LIB Anniversary and on every LIB Anniversary after that, we determine the next LIB Year's annual LIB Payment based on the performance of the subaccounts of the Investment Options you selected. We use several measurements to calculate the new annual LIB Payment. See Appendix C for examples of the different calculations we use to compute the annual LIB Payments.

ANNUAL MARKET PAYMENT
The annual Market Payment is the payment that reflects the actual performance of the subaccounts. This is the payment you would receive under the LIB if it were not supported by the annual Base Payment guarantee.

On the Income Date, the annual Market Payment is equal to the initial annual LIB Payment. To calculate future annual Market Payments we use a measurement called an LIB Unit. On the Income Date we divide the initial annual LIB Payment among the subaccounts of your selected Investment Options according to the percentage of Contract Value in each subaccount on the Income Date. We then determine the initial number of LIB Units in each subaccount by dividing the amount of the initial annual LIB Payment apportioned to each subaccount by the LIB Unit value on the Income Date. We determine the value of an LIB Unit on each Business Day in the same way that we determine the value of an Accumulation Unit (see section 2, Purchase -- Accumulation Units). The number of LIB Units in each subaccount will change after the Income Date if:
o   you make a transfer, or
o   you take an Excess Withdrawal of the Liquidation Value from an LIB Portion.

On any Business Day, the annual Market Payment is equal to the sum of the LIB Units in each subaccount multiplied by the LIB Unit value for that subaccount. The annual Market Payment may increase or decrease from one Business Day to the next and is not subject to any guaranteed minimum.



LIB ACCOUNT
This is an account we use to help stabilize the annual LIB Payment from one LIB Year to the next. On the Income Date the LIB Account is zero. On each LIB Payment date we will add to the LIB Account:
o the difference between the annual
  Market Payment on the LIB Payment date and the annual LIB Payment amount we calculated on the most recent LIB Anniversary,
o divided by the number of payments we make in the LIB Year.


This difference could be positive or negative. The LIB Account is not directly available to you. You cannot move Contract Value into or out of the LIB Account. It is only available to you to the degree that we use it to provide the annual Base Payment guarantee.



The Allianz Custom Income Variable Annuity Contract Prospectus November 29, 2005

LIB PAYMENT
After the first LIB Year, the annual LIB Payment is equal to the annual Market Payment on the LIB Anniversary unless:
o   the annual Market Payment is less than
    the annual Base Payment. In this case we would set the annual LIB
    Payment equal to the annual Base Payment.
o the LIB Account is negative. In this case we would set the annual LIB Payment equal to the annual Market Payment on the LIB Anniversary reduced by the LIB Account balance. If this amount is less than the annual Base Payment, we will set the annual LIB Payment equal to the Base Payment.

LIQUIDATION VALUE
Under each LIB Portion there is a Liquidation Value that is available for Excess Withdrawals and payment of a lump sum death benefit until the earlier of: a) the tenth LIB Anniversary, or b) the LIB Anniversary that occurs after the younger Annuitant's 85th birthday. The Liquidation Value is not available after this date.


The amount of the Liquidation Value fluctuates based upon the performance of the Investment Options you selected and it decreases as we make LIB Payments and the Annuitant ages. We calculate the Liquidation Value based upon the current Market Payment, the number of years we have made LIB Payments, and a factor (the LF, see the formula below) based on the Annuitant's age. In addition, upon a Full Annuitization under the LIB, we will adjust the Liquidation Value to reflect the Contract Value on the Income Date if it was less than the amount applied to LIB Payments (the TIP value).


THE LIQUIDATION VALUE IS EQUAL TO: IR X MP X (LF - LY)



    IR     =   one for all partial LIBs. For a Full Annuitization under the LIB, it is the smaller of one, or the
               ratio of (a) divided by (b) where:
               (a)=   is the Contract Value on the Income Date.
               (b)=   is the TIP value on the Income Date.
               The IR component removes the TIP value guarantee from the
               Liquidation Value. The TIP value provides a guarantee on LIB
               Payments but not on the Liquidation Value.
    MP     =   the annual Market Payment on the Business Day we compute the
               Liquidation Value. This allows the Liquidation Value to reflect the performance of the underlying Investment Options.
    LF     =   the liquidation factor corresponding to the age of the younger
               Annuitant on the Income Date as stated in the schedule page of your Contract. For a given exercise age, LF begins with a
               life expectancy for an Annuitant of that age and is then adjusted for the Contract's reserve requirements and risk profile across all exercie ages. A given liquidation factor is less than
               its corresponding life expectancy because life-contingent Annuity
               Payments cannot be supported if the full economic value of the Contract is available for withdrawal or payment of the death benefit. Furthermore, the table of liquidation factors is
               different than a table of life expectancies because the
               insurance risk is equally distributed across all exercise ages.
    LY     =   the LIB Year.


From one year to the next, as we make LIB Payments, (LF - LY) reflects that one more year's LIB Payment has been made and has reduced the Liquidation Value.


Although the Liquidation Value is not equal to the Contract Value, it is similar to the Contract Value in that it participates in the market performance of the selected Investment Options, is not guaranteed, can be withdrawn either partially or fully, and is reduced for ongoing LIB Payments. It plays the role for the LIB that the Contract Value plays for the IWB and WPB.



We will make deductions from the Liquidation Value for any applicable premium tax when paying a death benefit or Excess Withdrawal under the LIB. We will pay any death benefit in a lump sum. The death benefit is taxable to the recipient and may be subject to estate taxes. Excess Withdrawals of the Liquidation Value will be treated as withdrawals and not annuity payments for tax purposes, but are not subject to a withdrawal charge.

The following table is intended to help you better understand what happens upon the death of the Annuitant and/or Owner under an LIB Portion. For more information on what happens upon the death of any Owner and/or Annuitant under the entire Contract, please see section 12, Death Benefit. FOR QUALIFIED CONTRACTS, THERE CAN BE ONLY ONE OWNER AND THE OWNER MUST BE THE ANNUITANT UNLESS THE CONTRACT IS OWNED BY A QUALIFIED PLAN OR IS PART OF A CUSTODIAL ARRANGEMENT. IF YOU TAKE A PARTIAL ANNUITIZATION, THERE CAN BE ONLY ONE OWNER; THE OWNER MUST BE THE ANNUITANT, AND WE WILL NOT ALLOW THE OWNER TO DESIGNATE A JOINT ANNUITANT. PARTIAL ANNUITIZATIONS ARE NOT AVAILABLE TO JOINT OWNERS.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
the ANNUITANT and there is NO   o   LIB Payments will stop and an LIB Portion
SURVIVING JOINT ANNUITANT.          will terminate.

                                o   We will pay a lump sum death benefit if
                                    death occurs on or before the earlier of: a) the tenth LIB Anniversary, or b) the LIB Anniversary that occurs after the younger Annuitant's 85th birthday. If death occurs after that date, we will not pay a death benefit.

                                o  If the deceased was not an Owner, we will pay
                                    any death benefit to the Owner.

                                o   If the deceased was the only surviving
                                    Owner, we will pay any death benefit to the Beneficiary.

                                o If the deceased was a Joint Owner, we will pay any death benefit to the surviving Joint Owner.
--------------------------------------------------------------------------------


The Allianz Custom Income Variable Annuity Contract Prospectus November 29, 2005

UPON THE DEATH OF...              ACTION UNDER ANY LIB PORTION
--------------------------------------------------------------------------------
the ANNUITANT and there is a    o LIB Payments to the Payee will continue
SURVIVING JOINT ANNUITANT.        during the lifetime of the joint Annuitant.
                                o We will not pay a death benefit.
NOTE: We do not allow joint     o If the deceased was the only surviving Owner,
Annuitants under Partial          the Beneficiary becomes the Owner.
Annuitizations

                                o If the deceased was a Joint Owner, the
                                  surviving Joint Owner becomes the sole Owner.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
the OWNER and there is NO       o   The Beneficiary becomes the Owner.
SURVIVING JOINT OWNER.

                                o If the deceased was not an Annuitant, LIB Payments to the Payee will continue. We will not pay a death benefit.

                                o   If the deceased was the only surviving
                                    Annuitant, LIB Payments will stop and all LIB Portions will terminate. We will pay a lump sum death benefit to the Beneficiary if death occurs on or before the earlier of: a) the tenth LIB Anniversary, or b) the LIB Anniversary that occurs after the younger Annuitant's 85th birthday. If death occurs after that date, we will not pay a death benefit.

                                o   If the deceased was an Annuitant and there
                                    is a surviving joint Annuitant, LIB Payments
                                    to the Payee will continue during the
                                    lifetime of the surviving joint Annuitant.
                                    We will not pay a death benefit.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
ANY OWNER and there is a        o   The surviving Joint Owner becomes the sole
SURVIVING JOINT OWNER.              Owner.
                                o   If the deceased was not an Annuitant, LIB
                                    Payments to the Payee will continue. We will
                                    not pay a death benefit.
NOTE: We do not allow Joint     o   If the deceased was the only surviving
Owners to take Partial              Annuitant, LIB Payments will stop and all
Annuitizations.                     LIB Portions will terminate. We will pay a
                                    lump sum death benefit to the surviving
                                    Joint Owner if death occurs on or before the earlier of: a) the tenth LIB Anniversary, or
                                    b) the LIB Anniversary that occurs after the younger Annuitant's 85th birthday. If death occurs after that date, we will not pay a death benefit.

                                o If the deceased was an Annuitant and there is a surviving joint Annuitant, LIB Payments to the Payee will continue during the lifetime of the surviving joint Annuitant. We will not pay a death benefit.
--------------------------------------------------------------------------------

A partial Excess Withdrawal from an LIB Portion will immediately reduce the following values proportionately by the percentage of Liquidation Value withdrawn on the day of (but before) the withdrawal: o the annual Base Payment,
o the number of LIB Units and, therefore, the annual Market Payment, and o all future LIB Payments.

The LIB Account is not affected by Excess Withdrawals.

If you take an Excess Withdrawal of the entire Liquidation Value, LIB Payments will stop, and the LIB Portion will terminate.

EXCESS WITHDRAWALS OF THE LIQUIDATION VALUE WILL BE TREATED AS WITHDRAWALS AND NOT ANNUITY PAYMENTS FOR TAX PURPOSES. Excess Withdrawals of the Liquidation Value may be subject to premium taxes and income taxes, and if any Owner is younger than age 59 1/2, they may also be subject to a 10% penalty tax. A partial Excess Withdrawal from an LIB Portion may result in the modification of future LIB Payments made after the partial withdrawal and, therefore, could result in the imposition of the 10% penalty tax and interest.

EXAMPLE OF THE EFFECT OF AN EXCESS WITHDRAWAL OF THE LIQUIDATION VALUE ON
LIB PAYMENTS
o You make an initial Purchase Payment of $100,000 on a Contract with the TIP. You do not make any additional Purchase Payments.
o You take a Full Annuitization under the LIB two months after Contract issue and the Contract Value is $90,000 on the Income Date. You take no withdrawals before the Income Date.


The Allianz Custom Income Variable Annuity Contract Prospectus November 29, 2005

o You are the only Owner, the only Annuitant, and the Payee. You are age 65 on the Income Date.
o Your initial LIB value on the Income Date is equal to the greater of: a) the $90,000 of Contract Value, or b)the TIP value (total Purchase Payments adjusted for withdrawals, $100,000). Therefore the initial LIB value is $100,000.
o The initial annual LIB Payment and Market Payment are 5% of the initial LIB value, or 5% x $100,000 = $5,000.
o The annual Market Payment one month after the second LIB Anniversary is $5,100.
o Because you took a Full Annuitization under the LIB, the IR portion of the Liquidation Value formula will be the smaller of one, or, on the Income Date, the Contract Value divided by the TIP value ($90,000 / $100,000 = 0.9). Therefore the IR is 0.9.
o  The liquidation factor on the Income Date is 18.8.
o You elect semiannual LIB Payments and the payment amount for the third LIB Year is $2,550.
o  You request an Excess Withdrawal of 25% of the available
   Liquidation Value one month after the second LIB Anniversary.


    THE LIQUIDATION VALUE IS EQUAL TO: IR X MP X (LF - LY)


    We calculate the LIQUIDATION VALUE ONE MONTH AFTER THE SECOND LIB
ANNIVERSARY as follows:
        The IR....................................................................................................0.90
        Multiplied by the annual Market Payment on that day.............................................x $   5,100.00
                                                                                                          $   4,590.00
        Multiplied by the liquidation factor on the Income Date minus the LIB Year = 18.8 - 3 =......x           15.80
                                                                                                            $72,522.00*
        *Does not reflect any deduction we may make for premium tax.

    We calculate the SEMIANNUAL LIB PAYMENT IMMEDIATELY AFTER THE EXCESS
    WITHDRAWAL as follows:
        Semiannual LIB Payment immediately before the Excess Withdrawal......................................$2,550.00
        Reduced by the percentage of Liquidation Value withdrawn = 25% x $2,550.00 =.....................-      637.50
                                                                                                             $1,912.50
    We calculate the ANNUAL BASE PAYMENT IMMEDIATELY AFTER THE EXCESS WITHDRAWAL
    as follows:
        Base Payment immediately before the Excess Withdrawal...................................................$5,000
        Reduced by the percentage of Liquidation Value withdrawn = 25% x $5,000.00 =.........................-   1,250
                                                                                                                $3,750
    We calculate the ANNUAL MARKET PAYMENT IMMEDIATELY AFTER THE EXCESS
    WITHDRAWAL as follows:
        Annual Market Payment immediately before the Excess Withdrawal..........................................$5,100
        Reduced by the percentage of Liquidation Value withdrawn = 25% x $5,100.00 =.........................-   1,275
                                                                                                                $3,825
    We calculate the REMAINING LIQUIDATION VALUE IMMEDIATELY AFTER THE EXCESS WITHDRAWAL as follows:
        The IR....................................................................................................0.90
        Multiplied by the new annual Market Payment immediately after the Excess Withdrawal.............x     3,825.00
                                                                                                           $  3,442.50
        Multiplied by the liquidation factor on the Income Date minus the LIB Year = 18.8 - 3 =.......x          15.80
                                                                                                            $54,391.50

The Allianz Custom Income Variable Annuity Contract Prospectus November 29, 2005

--------------------------------------------------------------------------------


4.d   EXAMPLES OF EXERCISING THE DIFFERENT TIP BENEFITS
The following examples are intended to help you better understand how the TIP benefits operate.


EXAMPLE #1: You purchase a Non-Qualified Contract with the TIP and exercise only the IWB.

                             ACCUMULATION PHASE

                                DEFERRAL PORTION
                           BEFORE EXERCISE OF THE IWB
--------------------------------------------------------------------------------
o The Accumulation Phase and the Deferral Portion begin on the Issue Date.
o M&E is 2.20%.
o Purchase Payments allowed.
o Contract Value accumulates tax deferred.
o Withdrawals are subject to the withdrawal charge, may have tax consequences, and will reduce the Contract Value, the Traditional GMDB value, and the amount available for TIP benefit payments.
o The death benefit is the Traditional GMDB, which is equal to the greater of the following (less any applicable premium tax): Contract Value, or total Purchase Payments adjusted for partial withdrawals.

                                   IWB PORTION
                            ONCE YOU EXERCISE THE IWB
--------------------------------------------------------------------------------
o No age requirement for exercise.
o Accumulation Phase continues but the Deferral Portion will terminate on the Business Day before the IWB Date.
o The IWB Portion will begin on the IWB Date and it will continue until the IWB terminates.
o The WPB continues to be
  available as long as you satisfy all requirements for exercise.
o M&E is 2.20%.
o We will not accept additional Purchase Payments(1) to any part of the Contract.
o Contract Value continues to accumulate tax deferred.
o IWB Payments, Excess Withdrawals, and/or Partial Annuitizations reduce the
  IWB value, TIP value, Contract Value, and the Traditional GMDB value. All withdrawals from the IWB Portion may have tax consequences and are treated as withdrawals for tax purposes. However, these withdrawals are not subject to a withdrawal charge(2) if they do not exceed the annual IWB Maximum.
o The death benefit is the Traditional GMDB.
o We base the initial IWB value on the greater of: Contract Value, or TIP value (which is the greater of the QAV, or 5% SUV).
o The initial IWB Maximum is 5% of
  the initial IWB value and it increases by 5% each year(3).
o You select the IWB Payment frequency and amount up to the IWB Maximum. Once a year you can also elect to stop and re-start IWB Payments, change future years' IWB Payment amount and frequency, or switch IWB Payments to another form of payment.
o On every fifth IWB Anniversary before the older Owner's 91st birthday, if the Contract Value is greater than the IWB value, we will step up the IWB value to equal the Contract Value, and we may step up the IWB Maximum(3).
o Subject to certain restrictions you can switch IWB Payments to WPB Payments(4), LIB Payments, and/or Traditional Annuity Payments.
o We make IWB Payments until the IWB value and Contract Value are exhausted.
o The IWB will terminate upon the earliest of: Excess Withdrawal of the entire Contract Value; both the IWB value and the Contract Value are zero; exercise of the WPB; Full Annuitization; Contact termination; or the death of any Owner
 (unless the spouse continues the Contract as the new Owner).


(1) If you initiate an exchange or transfer from another investment product into this Contract before you exercise the IWB, we will accept any of this money that we receive after the IWB Date.
(2) Partial Annuitizations and amounts withdrawn as part of a required minimum distribution are never subject to a withdrawal charge.
(3) If the IWB value experiences a step up, we will also step up the IWB Maximum to equal 5% of the new IWB value if that is greater than the current IWB Maximum. The IWB Maximum can continue to increase by 5% each year after that.
(4) You cannot exercise the IWB and the WPB at the same time, so you can only switch all of your IWB Payments to WPB Payments.



The Allianz Custom Income Variable Annuity Contract Prospectus November 29, 2005

EXAMPLE #2: You purchase a Non-Qualified Contract with the TIP and exercise only the WPB.

                               ACCUMULATION PHASE

                                DEFERRAL PORTION
                           BEFORE EXERCISE OF THE WPB
--------------------------------------------------------------------------------
o Same as Example #1, no change.

                                   WPB PORTION
                            ONCE YOU EXERCISE THE WPB
--------------------------------------------------------------------------------
o On the WPB Date, the older Owner must be at least age 60 and cannot be over age 80.
o Accumulation Phase continues, but the Deferral Portion will terminate on the Business Day before the WPB Date.
o The IWB will no longer be available to you.
o The WPB Portion will begin on the WPD Date and it will continue until the WPB terminates.
o M&E is 2.20%.
o We will not accept additional Purchase Payments(1) to any part of the Contract.
o Contract Value continues to accumulate tax  deferred.
o WPB Payments, Excess Withdrawals, and/or Partial Annuitizations reduce the Contract Value, the TIP value and the Traditional GMDB value. However, only Excess Withdrawals and Partial Annuitizations will reduce the WPB value and WPB Payments. All withdrawals from the WPB Portion may have tax consequences and are treated as withdrawals for tax purposes. However, only Excess Withdrawals(2) are subject to a withdrawal charge.
o The death benefit is the Traditional GMDB.
o We base the initial WPB value on the greater of: Contract Value, or TIP value (which is the greater of the QAV, or the 5% SUV).
o The initial WPB Payment is either 5% or 6% of the initial WPB value depending on the age of the older Owner.
o You select the WPB Payment frequency. You cannot elect to stop and re-start WPB Payments, but you can change future years' WPB Payment frequency, and/or switch WPB Payments to another form of payment.
o We make WPB Payments for life.
o On every fifth WPB Anniversary before the older Owner's 91st birthday, if the Contract Value is greater than the last WPB value we calculated, we will step up the WPB value to equal the Contract Value and we will recalculate your WPB Payment.
o Subject to certain restrictions you can switch from receiving WPB Payments to LIB Payments and/or Traditional Annuity Payments, but you cannot switch WPB Payments to IWB Payments.
o The WPB will terminate upon the earliest of: Excess
  Withdrawal of the entire Contract Value, Full Annuitization; Contact termination; or the death of:
  -   the Owner, if there is no Joint Owner.
  -   any Owner, if there are Joint Owners and they are not spouses.
  -   the older Owner, if there are Joint Owners and they are spouses.

(1) If you initiate an exchange or transfer from another investment product into this Contract before you exercise the WPB, we will accept any of this money that we receive after the WPB Date.
(2) Amounts withdrawn as part of a required minimum distribution are never subject to a withdrawal charge.


The Allianz Custom Income Variable Annuity Contract Prospectus November 29, 2005

EXAMPLE #3: You purchase a Non-Qualified Contract and you take a Full Annuitization under the LIB.


                       ACCUMULATION PHASE/DEFERRAL PORTION
                           BEFORE EXERCISE OF THE LIB
--------------------------------------------------------------------------------
o Same as Example #1, no change.

                            ANNUITY PHASE/LIB PORTION
                            ONCE YOU EXERCISE THE LIB
--------------------------------------------------------------------------------
o On the Income Date all Annuitants must be at least age 60 and no Annuitant can be over age 80.
o The Deferral Portion of the Contract and the Accumulation
  Phase will terminate on the Business Day before the Income Date.
o The IWB and WPB will no longer be available to you.
o The Annuity Phase and the LIB Portion will begin on the Income Date. The LIB Portion will continue until the LIB terminates.
o  M&E is 2.20%.
o We will not accept additional Purchase Payments* to any part of the Contract.
o LIB Payments should be treated as annuity payments for tax purposes.
o The Liquidation Value is available for Excess Withdrawals and payment of a death benefit until the earlier of: a) the 10th LIB Anniversary, or b) the LIB Anniversary that occurs after the younger Annuitant's 85th birthday. The Liquidation Value is not available after this date.
o Excess Withdrawals of the Liquidation Value may have tax consequences and will be treated as withdrawals and not annuity payments for tax purposes, but they are not subject to the withdrawal charge. They will immediately reduce the Base Payment and all future LIB Payments.
o The death benefit is the Liquidation Value less any deduction we make for premium tax and we will pay it out in a lump sum.
o We base the initial LIB value on the greater of: Contract Value, or TIP value (which is the greater of the QAV, or the 5% SUV).
o The initial annual LIB Payment is equal to 4% to 8% of initial LIB value depending on the number of Annuitants and the age of the younger Annuitant.
o You select the LIB Payment frequency. You cannot elect to stop and re-start LIB Payments, or to switch to another form of payment; but you can change future years' LIB Payment frequency.
o We make variable LIB Payments over the lifetime of the Annuitant(s) and they are guaranteed never to be less than the initial LIB Payment (Base Payment).
o On every fifth LIB Anniversary before the younger Annuitant's 91st birthday, if the LIB Payment is greater than the Base Payment, we will step up the Base Payment to equal the LIB Payment.
o You cannot switch LIB Payments to any other type of payment. You also cannot transfer any amounts allocated to an LIB Portion back to the Deferral Portion.
o The LIB will terminate upon the earliest of: Excess Withdrawal of the entire Liquidation Value, Contract termination, or the death of the last surviving Annuitant.

* If you initiate an exchange or transfer from another investment product into this Contract before you take a Full Annuitization under the LIB, we will accept any of this money that we receive after the Income Date.


The Allianz Custom Income Variable Annuity Contract Prospectus November 29, 2005

EXAMPLE #4: You purchase a Non-Qualified Contract and you take a partial LIB and exercise the IWB at the same time. First we will apply Contract Value to LIB Payments according to your instructions (you will not receive the benefit of the QAV or 5% SUV because this is a Partial Annuitization). We will then reduce the QAV and 5% SUV for the Partial Annuitization and we will base IWB Payments on the greater of Contract Value, QAV, or 5%SUV.


             ---------------------------------------------------
                    ACCUMULATION PHASE/DEFERRAL PORTION
                         o Same as Example #1, no
                         change.
             ---------------------------------------------------

--------------------------------------------------------------------------------

             ACCUMULATION AND ANNUITY PHASES OCCUR AT THE SAME TIME.
                 THE IWB DATE AND INCOME DATE ARE THE SAME DATE.


                                   IWB PORTION
                            ONCE YOU EXERCISE THE IWB
--------------------------------------------------------------------------------
o  There can be only one Owner.
o We will treat the Contract Value applied to the LIB Portion as a withdrawal from the Deferral Portion, but it will not be subject to a withdrawal charge. This Partial Annuitization under the LIB will reduce the Contract Value, QAV, 5% SUV, and Traditional GMDB value. If we are unable to structure the initial IWB Payment so that it is at least $100 due to the Partial Annuitization, the IWB will not be available to you and we will contact you to discuss alternate arrangements.
o Withdrawals from the IWB Portion (IWB Payments, Excess Withdrawals, and any other annuitizations) will not affect LIB Payments or the Liquidation Value available under the LIB Portion.
o The death benefit is the Traditional GMDB, however, federal law requires us to distribute the death benefit within five years of the date of the Owner's death. Therefore, death benefit payment Option C (which allows for payment of the death benefit under a traditional Annuity Option over the lifetime of the Beneficiary) will not be available.
o Subject to certain restrictions you can switch IWB Payments to WPB Payments*, LIB Payments, and/or Traditional Annuity Payments, but you cannot add Contract Value to the existing stream of LIB Payments.
o No other differences from Example #1.


* You cannot exercise the IWB and the WPB at the same time, so you can only switch all of your IWB Payments to WPB Payments.


                                   LIB PORTION
                            ONCE YOU EXERCISE THE LIB
--------------------------------------------------------------------------------
o There can be only one Owner, he/she must be the Annuitant, and we do not allow the Owner to designate a joint Annuitant.
o  The IWB and the IWB Portion will continue until the IWB terminates.
o The WPB continues to be available if you satisfy all appropriate requirements.
o The Accumulation Phase will continue until both the IWB and the WPB terminate.
o LIB Payments will be treated as withdrawals and not annuity payments for tax purposes, but LIB Payments will not be subject to a withdrawal charge. In addition, once the entire Contract Value has been applied to Annuity Payments, we intend to treat all Annuity Payments received thereafter as annuity payments (and not withdrawals) for tax purposes.
o Excess Withdrawals of the Liquidation Value and LIB Payments will not affect IWB Payments or the Contract Value available under the IWB Portion.
o We base the initial LIB Payment on the Contract Value you apply to LIB Payments and the Owner/Annuitant's age.
o  No other differences from Example #3.



The Allianz Custom Income Variable Annuity Contract Prospectus November 29, 2005

EXAMPLE #5: You purchase a Non-Qualified Contract and you take a partial LIB and exercise the WPB at the same time. First we will apply Contract Value to LIB Payments according to your instructions (you will not receive the benefit of the QAV or 5% SUV because this is a Partial Annuitization). We will then reduce the QAV and 5% SUV for the Partial Annuitization and we will base WPB Payments on the greater of Contract Value, QAV, or 5%SUV.


              --------------------------------------------------

                       ACCUMULATION PHASE/DEFERRAL PORTION
                        o Same as Example #1, no change.

              --------------------------------------------------

--------------------------------------------------------------------------------

             ACCUMULATION AND ANNUITY PHASES OCCUR AT THE SAME TIME
                 THE WPB DATE AND INCOME DATE ARE THE SAME DATE.


                                   WPB PORTION
                            ONCE YOU EXERCISE THE WPB
--------------------------------------------------------------------------------
o  There can be only one Owner.
o We will treat the Contract Value applied to the LIB Portion as a withdrawal from the Deferral Portion, but it will not be subject to a withdrawal charge. This Partial Annuitization will reduce the Contract Value, QAV, 5% SUV, and the Traditional GMDB value. If we are unable to structure the initial WPB Payment so that it is at least $100 due to the Partial Annuitization, the WPB will not be available to you and we will contact you to discuss alternate arrangements.
o Withdrawals from the WPB Portion (WPB Payments, Excess Withdrawals, and any other annuitizations) will not affect LIB Payments or the Liquidation Value available under the LIB Portion.
o The death benefit is the Traditional GMDB, however, federal law requires us to distribute the death benefit within five years of the date of the Owner's death. Therefore, death benefit payment Option C (which allows for payment of the death benefit under a traditional Annuity Option over the lifetime of the Beneficiary) will not be available.
o Subject to certain restrictions you can switch WPB Payments to an additional stream of LIB Payments, and/or Traditional Annuity Payments, but you cannot add Contract Value to the existing stream of LIB Payments.
o No other differences from Example #2.


                                   LIB PORTION
                            ONCE YOU EXERCISE THE LIB
--------------------------------------------------------------------------------
o There can be only one Owner, he/she must be the Annuitant, and we do not allow the Owner to designate a joint Annuitant.
o The Accumulation Phase, the WPB and the WPB Portion will continue until the WPB terminates.
o LIB Payments will be treated as withdrawals and not annuity payments for tax purposes, but LIB Payments will not be subject to a withdrawal charge. In addition, once the entire Contract Value has been applied to Annuity Payments, we intend to treat all Annuity Payments received thereafter as annuity payments (and not withdrawals) for tax purposes.
o Excess Withdrawals of Liquidation Value and LIB Payments will not affect WPB Payments or the Contract Value available under the WPB Portion.
o We base the initial LIB Payment on the Contract Value you apply to LIB Payments and the Owner/Annuitant's age.
o No other differences from Example #3.

--------------------------------------------------------------------------------


The Allianz Custom Income Variable Annuity Contract Prospectus November 29, 2005

5. TRADITIONAL ANNUITY PAYMENTS
TRADITIONAL ANNUITY PAYMENTS ARE NOT AVAILABLE UNTIL AFTER THE SECOND CONTRACT ANNIVERSARY IN MOST STATES.

The dollar amount of Traditional Annuity Payments is not predetermined and the payment amounts will vary with the performance of the Investment Option(s) you select. We will base Traditional Annuity Payments on the investment allocations that were in place on the Income Date. You can have us make Traditional Annuity Payments under a Full or Partial Annuitization(s). We will not allow you to apply amounts of less than $5,000 to Traditional Annuity Payments. If the Contract Value (less any deductions we make for premium taxes) you are applying to Traditional Annuity Payments is less than $5,000 we will refund that amount to you. Currently it is our business practice that the initial Traditional Annuity Payment exceed $50. We will contact you to discuss alternate payment arrangements if the initial Traditional Annuity Payment would be $50 or less. Unlike the LIB, withdrawals are not available under any Traditional Annuity Portion(s) of the Contract. You cannot transfer any amounts allocated to a Traditional Annuity Portion back to the Deferral, IWB, or WPB Portion; or to an LIB Portion. We also do not allow you to allocate additional Contract Value to an existing stream of Traditional Annuity Payments.

The dollar amount of Traditional Annuity Payments will depend upon the following factors:
o the Contract Value being applied to Traditional Annuity Payments on the Income Date, less any deductions we make for premium tax,
o the age of the Annuitant and any joint Annuitant on the Income Date,
o the sex of the Annuitant and any joint Annuitant where allowed,
o the Annuity Option you select,
o the assumed investment rate (AIR) and the mortality table specified in the Contract, and
o the future performance of the Investment Option(s) you selected.

You can choose a 3%, 5% or 7% AIR. The 5% and 7% AIRs are not available in all states. Using a higher AIR results in a higher initial Traditional Annuity Payment, but later payments will increase more slowly when investment performance rises and decrease more rapidly when investment performance declines. If the actual performance of your Investment Options exceeds the AIR, the variable Traditional Annuity Payments will increase. Similarly, if the actual performance is less than the AIR, the variable Traditional Annuity Payments will decrease.

EACH TRADITIONAL ANNUITY PORTION WILL TERMINATE UPON THE EARLIEST OF:
o under Annuity Options 1 and 3, the death of the last surviving Annuitant;
o under Annuity Options 2 and 4, the death of the last surviving Annuitant and expiration of the guaranteed period*;
o under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund; or
o Contract termination.

* If at the death of the last surviving Annuitant we make a lump sum payment of the remaining guaranteed Traditional Annuity Payments, the Traditional Annuity Portion will terminate upon payment of the lump sum.

ANNUITY UNITS/CALCULATING TRADITIONAL ANNUITY PAYMENT AMOUNTS
The first Traditional Annuity Payment is equal to the amount of Contract Value you are applying to the Traditional Annuity Payments on the Income Date less any deduction we make for premium taxes, divided first by $1,000 and then multiplied by the appropriate variable annuity payout factor for each $1,000 of value for the Annuity Option you selected.

We will then purchase a fixed number of Annuity Units on the Income Date for each subaccount of the Investment Options you select. We do this by dividing the amount of the first Traditional Annuity Payment among the subaccounts for your selected Investment Options according to your most recent allocation instructions. We then divide the amount in each subaccount by the Annuity Unit value for each subaccount on the Income Date.

We determine the Annuity Unit value on each Business Day as follows:
o multiply the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the current Business Day; and
o   divide by the assumed net investment factor for the current Business Day.



The Allianz Custom Income Variable Annuity Contract Prospectus November 29, 2005

The assumed net investment factor for the current Business Day is one plus the annual AIR adjusted to reflect the number of calendar days that have elapsed since the immediately preceding Business Day. We will use an AIR of 3%, 5% or 7% based on your selection and applicable law.

Thereafter, the number of Annuity Units in each subaccount generally remains unchanged unless you make a transfer. However, the number of Annuity Units will change if Annuity Option 3 is in effect, one Annuitant dies, and the surviving joint Annuitant elects to receive Traditional Annuity Payments at 75% or 50% of the previous payment amount. All calculations will appropriately reflect the payment frequency you selected.

The Traditional Annuity Payment on each subsequent payment date is equal to the sum of the Traditional Annuity Payments for each subaccount. We determine the Traditional Annuity Payment for each subaccount by multiplying the number of Annuity Units allocated to the subaccount by the Annuity Unit value for that subaccount on the payment date.

ANNUITY OPTIONS
You can choose one of the income plans (Annuity Options) described below or any other payment option to which we agree. Before the Income Date, you can select and/or change the Annuity Option with at least 30 days written notice to us. You cannot change the Annuity Option for a Traditional Annuity Portion after the Income Date. If you do not choose an Annuity Option before the Income Date, we will make Traditional Annuity Payments to the Payee under variable Annuity Option 2, which provides a life annuity with ten years of guaranteed monthly payments.

Traditional Annuity Payments will usually be lower if you select an Annuity Option that requires us to make more frequent payments or make payments over a longer period of time. For example, the initial monthly payout rates under Annuity Option 4 with a guarantee period of 20 years or more are the lowest rates we offer and the initial monthly payout rates under Annuity Option 1 are the highest rates we offer. Traditional Annuity Payments will also be lower if you have us make payments at an early age (for example, when the Annuitant is age 50) as opposed to waiting until the Annuitant is older (for example, when the Annuitant is age 70).

OPTION 1. LIFE ANNUITY. We will make monthly Traditional Annuity Payments during the life of the Annuitant, and the last payment will be the one that is due before the Annuitant's death.

OPTION 2. LIFE ANNUITY WITH MONTHLY PAYMENTS OVER 5, 10, 15 OR 20 YEARS GUARANTEED. We will make monthly Traditional Annuity Payments during the life of the Annuitant. If you take one single Full Annuitization and the Annuitant dies before the end of the selected guaranteed period, we will continue to make payments to the Payee for the rest of the guaranteed period. Alternatively, the Owner may elect to receive a lump sum payment. Under a Partial Annuitization, if the Annuitant dies before the end of the selected guaranteed period, we will make a lump sum payment to the Beneficiary. The lump sum payment is equal to the present value of the remaining guaranteed monthly Traditional Annuity Payments, as of the date we receive proof of the Annuitant's death and a payment election form at the Service Center. We base the remaining guaranteed monthly Traditional Annuity Payments on the current value of the Annuity Units and we use the AIR to calculate the present value. We require proof of the Annuitant's death and return of the Contract before we will make any lump sum payment. There are no additional costs associated with a lump sum payment.

OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. This Annuity Option is not available to you under a Partial Annuitization. Under this option we will make monthly Traditional Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, payments will continue during the lifetime of the surviving joint Annuitant at a level of 100%, 75% or 50% of the previous amount, as selected by the Owner. Monthly Traditional Annuity Payments will stop with the last payment that is due before the last surviving joint Annuitant's death.

OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH MONTHLY PAYMENTS OVER 5, 10, 15 OR 20 YEARS GUARANTEED. This Annuity Option is not available to you under a Partial Annuitization. Under this option we will make monthly Traditional Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, payments will continue to the Payee during the lifetime of the surviving joint Annuitant at 100% of the amount that was paid when both Annuitants were alive. However, if both Annuitants die before the end of the selected guaranteed period, we will continue to make Traditional Annuity Payments to the Payee for the rest of the guaranteed period. Alternatively, the Owner may elect to receive a lump sum payment equal to the present value of the remaining guaranteed monthly Traditional Annuity Payments, as of the date we receive proof of the last surviving joint Annuitant's death at the Service Center. We base the remaining guaranteed monthly Traditional Annuity Payments on the current value of the Annuity Units and we use the AIR to calculate the present value. We require proof of death of both joint Annuitants and return of the Contract before we will make any lump sum payment. There are no additional costs associated with a lump sum payment.



The Allianz Custom Income Variable Annuity Contract Prospectus November 29, 2005

OPTION 5. REFUND LIFE ANNUITY. We will make monthly Traditional Annuity Payments during the lifetime of the Annuitant, and the last payment will be the one that is due before the Annuitant's death. After the Annuitant's death, the Payee may receive a lump sum refund. The amount of the refund will depend on the current Investment Option allocation and will be the sum of refund amounts attributable to each Investment Option. We calculate the refund amount for a given Investment Option using the following formula:
(1) x {[(2) x (3) x (4)/(5)] - [(4) x (6)]} where:
    (1) = Annuity Unit value of the subaccount for that given Investment
          Option when due proof of the Annuitant's death is received at the Service Center.
    (2) = The amount applied to variable Traditional Annuity Payments on the Income Date.
    (3) = Allocation percentage in a given subaccount (in decimal form) when due proof of the Annuitant's death is received at the Service Center.
    (4) = The number of Annuity Units used in determining each Traditional Annuity Payment attributable to that given subaccount when due proof of the Annuitant's death is received at the Service Center.
    (5) = Dollar value of first Traditional Annuity Payment.
    (6) = Number of Traditional Annuity Payments made since the Income Date.


We will base this calculation upon the allocation of Annuity Units actually in-force at the time due proof of the Annuitant's death is received at the Service Center. We will not pay a refund if the total refund determined using the above calculation is less than or equal to zero.


The Allianz Custom Income Variable Annuity Contract Prospectus November 29, 2005

--------------------------------------------------------------------------------

6. INVESTMENT OPTIONS
The Contract offers the Investment Options listed in the following table. Each Investment Option has its own investment objective. In the future we may add, eliminate or substitute Investment Options. Depending on market conditions, you can gain or lose value by investing in the Investment Options.

INSTRUCTIONS TO ALLOCATE PURCHASE PAYMENTS OR CONTRACT VALUE, OR TO TRANSFER CONTRACT VALUE AMONG THE INVESTMENT OPTIONS APPLY EQUALLY TO ALL PORTIONS OF THE CONTRACT. BECAUSE EACH CONTRACT PORTION MUST INVEST IN THE SAME INVESTMENT OPTIONS AND IN THE SAME PERCENTAGES, YOU WILL NOT BE ABLE TO DIVERSIFY WITHIN THE CONTRACT BY HAVING DIFFERENT INVESTMENT ALLOCATIONS IN DIFFERENT PARTS OF THE CONTRACT. IN ADDITION, IF YOU TAKE A PARTIAL ANNUITIZATION AND WANT TO ALLOCATE CONTRACT VALUE TO LOWER RISK AND LESS VOLATILE INVESTMENT OPTIONS, YOU WILL NOT BE ABLE TO INVEST THE ANNUITIZED PORTION IN A MANNER DIFFERENT FROM THE OTHER PARTS OF THE CONTRACT.

YOU SHOULD READ THE INVESTMENT OPTIONS' PROSPECTUSES CAREFULLY. The Investment Options invest in different types of securities and follow varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. For example, an Investment Option's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an Investment Option with a small asset base. An Investment Option may not experience similar performance as its assets grow. The operation of the Investment Options and the various risks associated with the Investment Options are described in the Investment Options' prospectuses. TO OBTAIN A CURRENT PROSPECTUS FOR ANY OF THE INVESTMENT OPTIONS CALL EITHER YOUR REGISTERED REPRESENTATIVE OR US (AT THE TOLL FREE PHONE NUMBER LISTED AT THE BACK OF THIS PROSPECTUS). We will send copies of the Investment Options' prospectuses to you when we issue the Contract.

Certain Investment Options issue two or more classes of shares and certain share classes may have Rule 12b-1 expenses. The classes of shares currently offered by this Contract are listed in the table of annual operating expenses for each Investment Option that appears in Appendix A. For more information about share classes, see the Investment Options' prospectuses.

The investment objectives and policies of certain Investment Options may be similar to the investment objectives and policies of other portfolios that the same investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Options may be higher or lower than the results of such portfolios. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Investment Options have the same investment advisers and objectives.

The USAZ FusionPortfolios are offered by the USAllianz Variable Insurance Products Fund of Funds Trust. Each of the USAZ FusionPortfolios is a "fund of funds" and diversifies its assets by investing in the shares of several other affiliated mutual funds. Upon receipt of regulatory approval, each USAZ FusionPortfolio may also be permitted to invest in unaffiliated underlying mutual funds and other types of investments.

The USAZ FusionPortfolios seek to achieve their investment objective through investment in a combination of underlying investments through an analysis that includes the implementation of a strategic asset allocation recommendation provided by Morningstar(R) Associates, LLC (Morningstar). Morningstar serves as a consultant to the manager, USAllianz Advisers, LLC, with respect to selecting the underlying investments and the asset allocations among the underlying funds.

The underlying funds may pay 12b-1 fees to the distributor of the Contracts for distribution and/or administrative services. The underlying funds do not pay service fees or 12b-1 fees to the USAZ FusionPortfolios, and the USAZ FusionPortfolios do not pay service fees or 12b-1 fees. The underlying funds of the USAZ FusionPortfolios or their advisers may pay service fees to the insurance companies issuing variable contracts, or their affiliates, for providing customer service and other administrative services to contract purchasers. The amount of such service fees may vary depending on the underlying fund.

We offer other variable annuity contracts that may invest in the same Investment Options. These contracts may have different charges and may offer different benefits more appropriate to your needs. For more information about these contracts, please contact the Service Center.


The Allianz Custom Income Variable Annuity Contract Prospectus November 29, 2005

The following is a list of the Investment Options available under the Contract, the investment advisers and subadvisers for each Investment Option, the investment objectives for each Investment Option and the primary investments of each Investment Option.

                                                       INVESTMENT OPTIONS

---------------------------------------------- ------------------------------------ ---------------- -----------------------------

                                                       ASSET CATEGORIES
                                               ------------------------------------ ---------------- -----------------------------

Investment Management     Investment           SB S  CE   IT  HB  IE  L  L  L  S  M    Objective(s)       Primary Investments
Company                   Option               ho p  aq   ne  io  nq  a  a  a  m  i
                                               on e  su   tr  gn  tu  r  r  r  a  d
                                               rd c  hi   em  hd  ei  g  g  g  l  -
Adviser/Sub-Adviser                            ts i   v   r    s  rt  e  e  e  l  C
                                               -  a   a   mB  Y   ny              a
                                               T  l   l   eo  i   a   B  V  G  C  p
                                               e  t   e   dn  e   t   l  a  r  a
                                               r  y   n   id  l   i   e  l  o  p
                                               m      t   as  d   o   n  u  w
                                                          t       n   d  e  t
                                                          e       a         h
                                                                  l
------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN TEMPLETON      Franklin Income         X                                  Maximize        Normally invests in debt and
   o  managed by           Securities Fund                                            income while    equity securities, including
      Franklin                                                                        maintaining     corporate, foreign and U.S.
      Advisers, Inc.                                                                  prospects for   Treasury bonds and stocks.
                                                                                      capital
                                                                                      appreciation
   ----------------------- -------------------- -- --- -- --- --- -- --- -- -- -- --- ---------------- -----------------------------
   ----------------------- -------------------- -- --- -- --- --- -- --- -- -- -- --- ---------------- -----------------------------
                           Franklin U.S.        X                                     Income           At least 80% of its net
                           Government Fund                                                             assets in U.S. government
                                                                                                       securities, primarily fixed
                                                                                                       and variable rate
                                                                                                       mortgage-backed securities.
   ----------------------- -------------------- -- --- -- --- --- -- --- -- -- -- --- ---------------- -----------------------------
   ----------------------- -------------------- -- --- -- --- --- -- --- -- -- -- --- ---------------- -----------------------------
   o  managed by           Mutual Shares                                           X  Capital          Invests mainly in U.S. equity
      Franklin             Securities Fund                                            appreciation,    securities, and substantially
      Mutual                                                                          with income as   in undervalued stocks, risk
      Advisers, LLC                                                                   a secondary      arbitrage securities and
                                                                                      goal             distressed companies.
   ----------------------- -------------------- -- --- -- --- --- -- --- -- -- -- --- ---------------- -----------------------------
   ----------------------- -------------------- -- --- -- --- --- -- --- -- -- -- --- ---------------- -----------------------------
   o   managed by          Templeton Foreign                       X                  Long-term        At least 80% of net assets in
       Templeton           Securities Fund                                            capital growth   investments of issuers
       Investment                                                                                      located outside the U.S.,
       Counsel, LLC                                                                                    including those in emerging
                                                                                                       markets.
   ----------------------- -------------------- -- --- -- --- --- -- --- -- -- -- --- ---------------- -----------------------------
   ----------------------- -------------------- -- --- -- --- --- -- --- -- -- -- --- ---------------- -----------------------------
   o  managed by           USAZ Franklin Small                                  X     Long-term        At least 80% of its assets in
      USAllianz            Cap Value Fund                                             total return     investments of small
      Advisers, LLC/                                                                                   capitalization companies with
      Franklin Advisory                                                                                market capitalizations under
      Services, LLC                                                                                    $2.5 billion at the time of
                                                                                                       purchase.
   ----------------------- -------------------- -- --- -- --- --- -- --- -- -- -- --- ---------------- -----------------------------
   ----------------------- -------------------- -- --- -- --- --- -- --- -- -- -- --- ---------------- -----------------------------
   PIMCO                   PIMCO VIT All Asset      X                                 Maximum real     Invests in institutional
   o  managed by           Portfolio                                                  return           class shares of the PIMCO
      Pacific Investment                                                              consistent       Funds and does not invest
      Management Company                                                              with             directly in stocks or bonds
      LLC                                                                             preservation     of other issuers.
                                                                                      of real
                                                                                      capital and
                                                                                      prudent
                                                                                      investment
                                                                                      management
   ----------------------- -------------------- -- --- -- --- --- -- --- -- -- -- --- ---------------- -----------------------------
   ----------------------- -------------------- -- --- -- --- --- -- --- -- -- -- --- ---------------- -----------------------------
                           PIMCO VIT High Yield                X                      Maximum total    At least 80% of assets in
                           Portfolio                                                  return,          high-yield securities ("junk
                                                                                      consistent       bonds") rated below
                                                                                      with             investment grade, but at
                                                                                      preservation     least "B" by Moody's or S&P.
                                                                                      of capital and   Effective June 1, 2004 the
                                                                                      prudent          quality guideline changed,
                                                                                      investment       permitting investment in
                                                                                      management       securities with lower-quality
                                                                                                       credit ratings.
   ----------------------- -------------------- -- --- -- --- --- -- --- -- -- -- --- ---------------- -----------------------------
   ----------------------- -------------------- -- --- -- --- --- -- --- -- -- -- --- ---------------- -----------------------------
                           PIMCO VIT Real                  X                          Maximum real     At least 65% of its total
                           Return Portfolio                                           return,          assets in inflation-indexed
                                                                                      consistent       bonds of varying maturities
                                                                                      with             issued by the U.S. and
                                                                                      preservation     non-U.S. governments, their
                                                                                      of real          agencies or
                                                                                      capital and      government-sponsored
                                                                                      prudent          entities, and corporations.
                                                                                      investment
                                                                                      management
   ----------------------- -------------------- -- --- -- --- --- -- --- -- -- -- --- ---------------- -----------------------------


The Allianz Custom Income Variable Annuity Contract Prospectus November 29, 2005

                                       51





----------------------- -------------------- -- --- -- --- --- -- --- -- -- -- --- ---------------- -----------------------------
                           PIMCO VIT Total                 X                          Maximum total    At least 65% of assets in
                           Return Portfolio                                           return,          fixed income instruments of
                                                                                      consistent       varying maturities.
                                                                                      with
                                                                                      preservation
                                                                                      of capital and
                                                                                      prudent
                                                                                      investment
                                                                                      management
   ----------------------- -------------------- -- --- -- --- --- -- --- -- -- -- --- ---------------- -----------------------------
   ----------------------- -------------------- -- --- -- --- --- -- --- -- -- -- --- ---------------- -----------------------------
   USAZ                    USAZ Fusion Balanced  X  X  X   X   X   X  X   X  X  X  X  Long-term        Allocation among the
   o  managed by           Fund                                                       capital          underlying investments, to
      USAllianz                                                                       appreciation     achieve a range generally
      Advisers, LLC                                                                   with             from 45% to 55% of assets in
                                                                                      preservation     equity funds or equity
                                                                                      of capital as    securities with the remaining
                                                                                      an important     balance invested in fixed
                                                                                      consideration    income funds or fixed income
                                                                                                       securities.
   ----------------------- -------------------- -- --- -- --- --- -- --- -- -- -- --- ---------------- -----------------------------
   ----------------------- -------------------- -- --- -- --- --- -- --- -- -- -- --- ---------------- -----------------------------
                           USAZ Fusion Growth    X  X  X   X   X   X  X   X  X  X  X  Long-term        Allocation among the
                           Fund                                                       capital          underlying investments, to
                                                                                      appreciation     achieve a range generally
                                                                                                       from 75% to 85% of assets
                                                                                                       in equity funds or equity
                                                                                                       securities with the
                                                                                                       remaining balance invested
                                                                                                       in fixed income funds or
                                                                                                       fixed income securities.
   ----------------------- -------------------- -- --- -- --- --- -- --- -- -- -- --- ---------------- -----------------------------
   ----------------------- -------------------- -- --- -- --- --- -- --- -- -- -- --- ---------------- -----------------------------
                           USAZ Fusion Moderate  X  X  X   X   X   X  X   X  X  X  X  Long-term        Allocation among the
                           Fund                                                       capital          underlying investments, to
                                                                                      appreciation     achieve a range generally
                                                                                                       from 60% to 70% of assets
                                                                                                       in equity funds or equity
                                                                                                       securities with the
                                                                                                       remaining balance invested
                                                                                                       in fixed income funds or
                                                                                                       fixed income securities.
   ----------------------- -------------------- -- --- -- --- --- -- --- -- -- -- --- ---------------- -----------------------------
   ----------------------- -------------------- -- --- -- --- --- -- --- -- -- -- --- ---------------- -----------------------------
   o  managed by           USAZ Money Market            X                             Current income   At least 80% of total assets
      USAllianz            Fund                                                       consistent       in portfolio of high quality,
      Advisers, LLC/                                                                  with stability   money markeinvestments.
      Prudential                                                                      of principal
      Investment
      Management, Inc.
   ----------------------- -------------------- -- --- -- --- --- -- --- -- -- -- --- ---------------- -----------------------------
   ----------------------- -------------------- -- --- -- --- --- -- --- -- -- -- --- ---------------- -----------------------------
   VAN KAMPEN              USAZ Van Kampen          X                                 Highest          Invests at least 65% of its
   o   managed by          Equity and Income                                          possible         total assets in
       USAllianz           Fund                                                       income           income-producing equity
       Advisers, LLC/Van                                                              consistent       securities.
       Kampen Asset                                                                   with safety of
       Management                                                                     principal with
                                                                                      long-term
                                                                                      growth of
                                                                                      capital as an
                                                                                      important
                                                                                      secondary
                                                                                      objective
   ----------------------- -------------------- -- --- -- --- --- -- --- -- -- -- --- ---------------- -----------------------------
   ----------------------- -------------------- -- --- -- --- --- -- --- -- -- -- --- ---------------- -----------------------------
                           USAZ Van Kampen                         X                  Long term        Invests primarily in a
                           Global Franchise Fun                                       capital          non-diversified portfolio of
                                                                                      appreciation     publicly traded equity
                                                                                                       securities of issuers
                                                                                                       located throughout the
                                                                                                       world that it believes have,
                                                                                                       among other things, resilient
                                                                                                       business franchises and
                                                                                                       growth potential.
   ----------------------- -------------------- -- --- -- --- --- -- --- -- -- -- --- ---------------- -----------------------------
   ----------------------- -------------------- -- --- -- --- --- -- --- -- -- -- --- ---------------- -----------------------------
                           USAZ Van Kampen                                X           Income and       Invests primarily in
                           Growth and Income                                          long-term        income-producing equity
                           Fund                                                       growth of        securities, including common
                                                                                      capital          stocks and convertible
                                                                                                       securities; also in
                                                                                                       non-convertible preferred
                                                                                                       stocks and debt securities
                                                                                                       rated "investment grade."
   ----------------------- -------------------- -- --- -- --- --- -- --- -- -- -- --- ---------------- -----------------------------



The Allianz Custom Income Variable Annuity Contract Prospectus November 29, 2005

                                       52


Shares of the Investment Options may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies, which may or may not be affiliated with Allianz Life. Certain Investment Options may also be sold directly to pension and retirement plans that qualify under Section 401 of the Internal Revenue Code. As a result, a material conflict of interest may arise between insurance companies, owners of different types of contracts and retirement plans or their participants. Each Investment Option's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken.

We may enter into certain arrangements under which we, or our affiliate USAllianz Investor Services, LLC, the principal underwriter for the Contracts, are compensated by the Investment Options' advisers, distributors and/or affiliates for the administrative services and benefits which we provide to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options or other investment portfolios from contracts that we issue or administer. Some advisers may pay us more or less than others. The amounts we receive under these arrangements may be significant. In addition, our affiliate USAllianz Investor Services, LLC, may receive Rule 12b-1 fees deducted from certain Investment Option assets attributable to the Contract for providing distribution and support services to some Investment Options. Because 12b-1 fees are paid out of an Investment Option's assets on an ongoing basis, over time they will increase the cost of an investment in the Investment Option.

SUBSTITUTION AND LIMITATION ON FURTHER INVESTMENTS
We may substitute another Investment Option for one of the Investment Options you have selected. Substitutions may be made with respect to existing investments, the investment of future Purchase Payments, or both. New or substitute Investment Options may have different fees and expenses, and their availability may be limited to certain classes of purchasers. We may limit further investment in, or transfers to, an Investment Option if marketing, or tax considerations or investment considerations warrant. We also may close Investment Options to allocations of Purchase Payments or Contract Value, or both, at any time and at our sole discretion. The fund companies which sell shares of the Investment Options to us pursuant to participation agreements may terminate those agreements and discontinue offering their shares to us. We may not substitute any shares without notice to you and prior approval of the SEC, to the extent required by the Investment Company Act of 1940 or other applicable law.

TRANSFERS
You can make transfers among the Investment Options subject to certain restrictions. Transfers may be subject to a transfer fee. We currently allow you to make as many transfers as you want to each Contract Year. We may change this practice in the future. There is no minimum required transfer amount. This product is not designed for professional market timing organizations, other entities or persons using programmed, large, or frequent transfers, and excessive or inappropriate transfer activity may be restricted.

The following applies to any transfer:
o We may choose not to allow you to make transfers during the free look/right to examine period.
o Your request for a transfer must clearly state:
    - which Investment Options are involved in the transfer; and
    - the percentage you wish to transfer.
o Your right to make transfers is subject to modification if we determine, in our sole discretion, that exercising of the right by one or more Owners is, or may be, to the disadvantage of other Owners. For more information see our discussion of "Excessive Trading and Market Timing" in this section.

Transfer instructions apply equally to all portions of the Contract. You cannot make transfers selectively within different portions of the Contract.

If we reject a transfer request, we will call your registered representative to request alternate instructions. If we are unable to contact your registered representative, we will contact you directly.

We reserve the right to modify the transfer provisions subject to applicable state law at any time without prior notice to any party.

The Investment Options may in the future add policies or change existing policies designed to restrict market timing activities. For example, Investment Options may impose restrictions on transfers between Investment Options in an affiliated group of Investment Options if the investment adviser to one or more of the Investment Options determines that the Owner requesting the transfer has


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                                       53


engaged or is engaging in market timing or other abusive trading activities. In addition, an Investment Option may impose a short-term trading fee on purchases and sales within a specified period. You should review the Investment Options' prospectuses regarding any applicable transfer restrictions and the imposition of any fee to discourage short-term trading. The imposition of these restrictions would occur as a result of Investment Option restrictions and actions taken by the managers of the Investment Options.

TELEPHONE AND ELECTRONIC TRANSFERS
You can make transfers by telephone, website, or by fax. We may allow you to authorize someone else to make transfers by telephone, website, or fax on your behalf. We will accept instructions from either you or a Joint Owner unless we are instructed otherwise. We will use reasonable procedures to confirm that instructions given to us by telephone or by website are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We record all telephone instructions and log all website instructions. We reserve the right to discontinue or modify the telephone, website and/or fax transfer privileges at any time and for any reason.

We do not currently accept transfer instructions from you via email, or via electronic communications other than the website. This service may be available to you in the future.

Please note that telephone, fax and/or the website may not always be available. Any telephone, fax and/or computer system, whether it is ours, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer by writing to the Service Center.

EXCESSIVE TRADING AND MARKET TIMING
Your ability to make transfers under the Contract is subject to modification if we determine, in our sole opinion, that the exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other Owners.

Frequent transfers, programmed transfers, transfers into and then out of an Investment Option in a short period of time, and transfers of large amounts at one time (collectively referred to as "potentially disruptive trading") may have harmful effects for other Owners, Annuitants and Beneficiaries. These risks and harmful effects include:
o dilution of the interests of long-term investors in an Investment Option, if market timers or others transfer into the Investment Option at prices that are below their true value or transfer out of the Investment Option at prices that are higher than their true value;
o an adverse effect on portfolio management, such as causing the Investment Option to maintain a higher level of cash than would otherwise be the case, or causing the Investment Option to liquidate investments prematurely; and
o   increased brokerage and administrative expenses.

In order to attempt to protect our Owners and the Investment Options from potentially disruptive trading, we have adopted certain market timing policies and procedures. Under our market timing policy, we could modify your transfer privileges for some or all of the Investment Options. Unless prohibited by the terms of the Contract or applicable state law, the modifications we may apply include (but are not limited to):
o limiting the frequency of transfers (for example, prohibit more than one transfer a week, or more than two a month, etc.),
o restricting the method of making a transfer (for example, requiring that all transfers be sent by first class U.S. mail and rescinding the telephone, fax or website transfer privileges),
o requiring a minimum time period between each transfer (for example, prohibiting transfers into a particular Investment Option within a specified period of time after a transfer out of that Investment Option),
o not accepting transfer requests made on your behalf by an asset allocation and/or market timing service,
o   limiting the dollar amount that may be
    transferred into or out of any Investment Option at any one time,
o imposing redemption fees on short-term trading (or implementing and administering redemption fees imposed by one or more of the Investment Options),
o   prohibiting transfers into specific Investment Options, or
o   imposing other limitations or restrictions.



The Allianz Custom Income Variable Annuity Contract Prospectus November 29, 2005
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                                       54


We also reserve the right to reject any specific Purchase Payment allocation or transfer request from any person if in the investment adviser's, subadviser's or our judgment, an Investment Option may be unable to invest effectively in accordance with its investment objectives and policies.

Currently we attempt to DETER disruptive trading as follows. If the Owner's transfer(s) is/are identified as potentially disruptive trading, we may (but are not required to) send the Owner a warning letter. If the conduct continues and we determine that it constitutes disruptive trading, we will also impose transfer restrictions. Transfer restrictions may include refusing to take orders by fax, telephone, or website and requiring the Owner to submit all transfer requests via first-class U.S. mail. We do not enter into agreements permitting market timing and would not permit activities determined to be disruptive trading to continue. We also reserve the right to impose transfer restrictions on a Contract if we determine, in our sole opinion, that the transfers are disadvantageous to other Owners. We will notify the Owner in writing if we impose transfer restrictions.

We do not include automatic transfers made under any programs we provide, or automatic transfers made under any of the Contract features, when applying our market timing policy.

We have adopted these policies and procedures as a preventative measure to protect all Owners from the potential effects of disruptive trading, while also abiding by the Owners' legitimate interest in diversifying their investment and making periodic asset re-allocations based upon their personal situations or overall market conditions. As such, we attempt to protect the Owners' interests in making legitimate transfers by providing reasonable and convenient methods of making transfers that do not harm other Owners.

We may make exceptions when imposing transfer restrictions if we determine a transfer is appropriate although it may technically violate our policies and procedures that are discussed above. In determining whether a transfer is appropriate, we may, but are not required to, take into consideration the relative size of a transaction, whether the transaction was purely a defensive transfer into the USAZ Money Market Fund, and whether the transaction involved an error or similar event. We may also reinstate telephone, fax or website transfer privileges after we have revoked them, but we will not reinstate these privileges if we have reason to believe that they might be used for disruptive trading purposes in the future.

We cannot guarantee that:
o our monitoring will be 100% successful in detecting all potentially disruptive trading activity, and
o revoking the Owner's telephone, fax or website transfer privileges will successfully deter all potentially disruptive trading.

In addition, certain of the Investment Options are available to insurance companies other than us and we do not know whether those other insurance companies have adopted policies and procedures to detect and deter potentially disruptive trading, or what their policies and procedures might be.

As a result of the fact that we may not be completely successful at detecting and preventing market timing activities, and other insurance companies that offer the Investment Options may not have adopted adequate market timing procedures, there is some risk that market timing activity may occur and negatively affect other Owners.

We may, without prior notice to any party, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of fund shares are subject to acceptance by the relevant Investment Option. We reserve the right to reject, without prior notice, any transfer request into an Investment Option if the purchase of shares in the corresponding Investment Option portfolio is not accepted for any reason.

Allianz Life retains some discretion in determining what actions constitute potentially disruptive trading and in determining when and how to impose trading restrictions. Therefore, persons engaging in potentially disruptive trading may be subjected to some uncertainty as to when and in what form trading restrictions may be applied, and persons not engaging in potentially disruptive trading may not know precisely what actions will be taken against a person engaging in potentially disruptive trading. For example, if we determine an Owner is engaging in disruptive trading, we may revoke their fax transfer privileges. In the alternative, if the disruptive trading affects only a single Investment Option, we may prohibit the Owner from transferring into that Investment Option.


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                                       55


The retention of some level of discretion by Allianz Life may result in disparate treatment among market timers and it is possible that other Owners could experience adverse consequences if some Owners are able to engage in practices that may constitute market timing that result in negative effects.


FLEXIBLE REBALANCING
You can choose to have us rebalance your account. Once your money has been invested, the performance of the Investment Options may cause your chosen allocation to shift. Flexible rebalancing is designed to help you maintain your specified allocation mix among the different Investment Options. You can direct us to automatically readjust your balance in the Investment Options on a quarterly, semi-annual or annual basis to return to your selected Investment Option allocations. Flexible rebalancing transfers will be made on the 20th day of the month or the previous Business Day if the 20th is not a Business Day. If you participate in the flexible rebalancing program there are no fees for the transfers made under this program, we do not currently count these transfers against any free transfers that we allow, and you will not be charged additional fees for participating in or terminating from this program. We reserve the right to discontinue or modify the flexible rebalancing program at any time and for any reason. To participate in this program, your request must be received in good order at the Service Center by the eighth of the month so that we may rebalance your account on the 20th of the month. To terminate your participation in this program, your request must also be received at the Service Center by the eighth of the month to terminate that month.


FINANCIAL ADVISERS -- ASSET ALLOCATION PROGRAMS
If you have or establish a relationship with a personal financial adviser and the advisory agreement provides that you will pay all or a portion of your adviser's fees out of the Contract, you can take a partial withdrawal from the Contract to pay for the services of the financial adviser. We will treat any fee that is withdrawn as a withdrawal under the terms of this Contract. If the Contract is Non-Qualified, we will treat the withdrawal like any other distribution, it may be included in your gross income for federal tax purposes, and, if you are under age 59 1/2, it may be subject to a tax penalty. If the Contract is Qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. You should consult a tax adviser regarding the tax treatment of the payment of financial adviser fees from your Contract.

We do not set the amount of the fees charged or receive any portion of the fees from the adviser. We do not review or approve the actions of any adviser, and do not assume any responsibility for these actions.

VOTING PRIVILEGES
We are the legal owner of the Investment Option shares. However, when an Investment Option solicits proxies in conjunction with a shareholder vote that affects your investment, we will obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. Should we determine that it is no longer required to comply with the above, we will vote the shares in our own right. Only Owners have voting privileges under the Contract. Annuitants, Beneficiaries and other persons have no voting privileges unless they are also an Owner.

We determine your voting interest in the Investment Options as follows:
o You are permitted to cast votes based on the dollar amount of Investment Option shares that you hold through the subaccount Accumulation/Annuity/LIB Units in your Contract on the record date. We count fractional votes.
o We will determine the number of shares that you can vote.
o You will receive any proxy materials and a form to give us voting instructions as well as periodic reports relating to the Investment Options in which you have an interest.

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--------------------------------------------------------------------------------

7. OUR GENERAL ACCOUNT
Our general account consists of all of our assets other than those in our separate accounts. We have complete ownership of all assets in our general account and we use these assets to support our insurance and annuity obligations other than those funded by our separate accounts. These assets are subject to our general liabilities from business operations. Subject to applicable law, we have sole discretion over the investment of the assets of our general account.

We have not registered our general account as an investment company under the Investment Company Act of 1940, nor have we registered interests in our general account under the Securities Act of 1933. As a result, the SEC has not reviewed the disclosures in this prospectus relating to our general account.

Currently we do not offer any investment choices under our general account, but this may change in the future. Please contact us for the most current terms of our general account.


--------------------------------------------------------------------------------
8.    EXPENSES
There are charges and other expenses associated with the Contract that will reduce your investment return. These charges and expenses are described in detail in this section.

MORTALITY AND EXPENSE RISK (M&E) CHARGES
Each Business Day, during the Accumulation and Annuity Phases, we make a deduction from your Separate Account assets for M&E charges. We do this as part of our calculation of the value of the Accumulation and Annuity/LIB Units. We calculate the M&E charges as a percentage of the average daily assets invested in a subaccount on an annual basis. The M&E charges during the Accumulation and Annuity Phases are as follows:

     ------------------------------------------------------------ -----------
     -----------------------------------------------------------   M&E CHARGE
     FOR CONTRACTS WITH THE TIP:
     ------------------------------------------------------------ -----------
     ------------------------------------------------------------ -----------
         during the Accumulation Phase of the Contract               2.20%
     ------------------------------------------------------------ -----------
     ------------------------------------------------------------ -----------
         during the Annuity Phase under any LIB Portion              2.20%
     ------------------------------------------------------------ -----------
     ------------------------------------------------------------ -----------
         during the Annuity Phase under any Traditional Annuity
         Portion                                                     1.45%
     ------------------------------------------------------------ -----------
     ------------------------------------------------------------ -----------

     FOR CONTRACTS WITHOUT THE TIP:
     ------------------------------------------------------------ -----------
     ------------------------------------------------------------ -----------
         during both the Accumulation and Annuity Phases             1.45%
     ------------------------------------------------------------ -----------

Because we allow Partial Annuitizations under both the LIB and traditional Annuity Options, it is possible to have different M&E charges on different portions of the Contract at the same time under Contracts that include the TIP.

These charges compensate us for all the insurance benefits provided by your Contract, for example:
o our contractual obligation to make Annuity Payments,
o the death benefit, income benefits (LIB Payments and/or Traditional Annuity Payments), and withdrawal benefits (partial withdrawal privilege, IWB or WPB),
o certain expenses related to the Contract, and
o for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract.

We also use the M&E charge to cover all expenses associated with administration and maintenance of the Contract.

If the M&E charges are sufficient to cover such costs and risks, any excess will be profit to us. We anticipate making such a profit, and using it to cover distribution expenses as well as the cost of providing certain features under the Contract.



WITHDRAWAL CHARGE
Withdrawals are available from all portions of the Contract except the Traditional Annuity Portions. The following withdrawals are subject to a withdrawal charge.
o all withdrawals from the Deferral Portion, and
o for Contracts with the TIP:

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                                       57


    - if you take an Excess Withdrawal from the IWB Portion, the amount of the withdrawal (IWB Payment and/or Excess Withdrawal*) that exceeds the IWB Maximum in an IWB Year, and
    -   any Excess Withdrawal* from the WPB Portion.

* Excluding any amount paid as part of a required minimum distribution.

The withdrawal charge compensates us for expenses associated with selling the Contract. A withdrawal charge applies if any part of the amount that is subject to the charge is withdrawn from Purchase Payments we received within seven years before the withdrawal. For purposes of calculating any withdrawal charge, we withdraw Purchase Payments on a "first-in-first-out" (FIFO) basis and we make withdrawals from your Contract in the following order:
1. First we withdraw any Purchase Payments that are beyond the withdrawal charge period shown in your Contract
    (for example, Purchase Payments we have had for seven or more complete years). We do not assess a withdrawal charge on these Purchase Payments.
2. If the TIP does not apply to your Contact, we will then withdraw any Purchase Payments that are under the partial withdrawal privilege, and we do not assess a withdrawal charge. The partial withdrawal privilege is not available on Contracts that include the TIP. For more information on the partial withdrawal privilege section 10, Access to Your Money -- Partial Withdrawal Privilege for Contracts Without the TIP.
3. Next, we withdraw Purchase Payments that are within the withdrawal charge period shown in your Contract. We do assess a withdrawal charge on these payments. However, we withdraw payments on a FIFO basis, which may help reduce the amount of the total withdrawal charge you will pay because the withdrawal charge declines over time. We determine your total withdrawal charge by multiplying each of these payments by the applicable withdrawal charge percentage and then totaling the charges.
4. Finally, we withdraw any Contract earnings. We do not assess a withdrawal charge on Contract earnings.

We keep track of each Purchase Payment you make and the amount of the withdrawal charge depends upon the length of time since you made your Purchase Payment. The charge as a percentage of each Purchase Payment withdrawn is:

 NUMBER OF COMPLETE YEARS           CHARGE
SINCE RECEIPT OF PURCHASE
         PAYMENT
            0                         8%
            1                         8%
            2                         7%
            3                         6%
            4                         5%
            5                         4%
            6                         3%
     7 years or more                  0%

After we have had a Purchase Payment for seven complete years, there is no charge when you withdraw that Purchase Payment. We calculate the withdrawal charge at the time of withdrawal. For a full withdrawal we will deduct the withdrawal charge as a percentage of the amount withdrawn. For partial withdrawals, the amount we actually deduct from your Contract will be the amount you request plus any applicable withdrawal charge. We apply the withdrawal charge to this total amount and we pay you the amount you requested. We will make any partial withdrawal pro rata from all of your selected Investment Options. You cannot request a withdrawal from any specific Investment Option after you exercise any TIP benefit.

EXAMPLE: Assume you request a partial withdrawal of $1,000. There is a withdrawal charge of 5%. The total partial withdrawal amount we actually deduct from your Contract is $1,052.63 and we pay you $1,000. We determine this amount as follows:

    AMOUNT REQUESTED       OR    $1,000   =  $1,052.63
--------------------------      ---------
  1 - WITHDRAWAL CHARGE           0.95


We do not assess the withdrawal charge on amounts applied to Annuity Payments, on amounts paid out under the Traditional Guaranteed Minimum Death Benefit, or on amounts paid out as part of a required minimum distribution. (For more information on the required minimum distributions see section 10, Access to Your Money - The Minimum Distribution Program and Required Minimum Distribution (RMD)




The Allianz Custom Income Variable Annuity Contract Prospectus November 29, 2005

Payments for Contracts Without the TIP.) If your Contract includes the TIP we also do not assess the withdrawal charge against Excess Withdrawals of the Liquidation Value under the LIB. Excess Withdrawals of the Liquidation Value are available from an LIB Portion until the earlier of: a) the tenth LIB Anniversary, or b) the LIB Anniversary that occurs after the younger Annuitant's 85th birthday. If you take a partial LIB, and you are able to take an Excess Withdrawal, you can tell us from which part of the Contract you want the withdrawal to come. If you do not instruct us where to take the withdrawal from, we will first withdraw amounts available from any part of the Contract in the Accumulation Phase (which may subject you to a withdrawal charge), and then we will withdraw amounts from any LIB Portion(s) of the Contract on a "last-in-first-out" (LIFO) basis.


Withdrawals may have tax consequences and, if taken before the Owner reaches age 59 1/2, may be subject to a 10% penalty tax on any Contract earnings.

NOTE: FOR TAX PURPOSES, WITHDRAWALS ARE CONSIDERED TO HAVE COME FROM THE LAST MONEY YOU PUT INTO THE CONTRACT. THUS, FOR TAX PURPOSES, EARNINGS ARE CONSIDERED TO COME OUT OF THE CONTRACT FIRST.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE
We may reduce or eliminate the amount of the withdrawal charge when the Contract is sold under circumstances that reduce its sales expenses. For example, if there is a large group of individuals that will be purchasing the Contract or if a prospective purchaser already has a relationship with us. We may choose not to deduct a withdrawal charge under a Contract issued to an officer, director or employee of Allianz Life or any of its affiliates. Also, we may reduce or waive the withdrawal charge when a Contract is sold by a registered representative appointed with Allianz Life to any members of his or her immediate family and the commission is waived. We require our prior approval for any reduction or elimination of the withdrawal charge.

TRANSFER FEE
You can currently make 12 free transfers every Contract Year. If you make more than 12 transfers in a Contract Year, we will deduct a transfer fee of $25 for each additional transfer. Currently we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct it during the Annuity Phase. We will deduct the transfer fee from the Investment Option from which the transfer is made. If you transfer the entire amount in the Investment Option, then we will deduct the transfer fee from the amount transferred. If you are transferring from multiple Investment Options, we will treat the transfer as a single transfer and we will deduct any transfer fee proportionally from the source accounts if you transfer less than the entire amount in the accounts. If the transfer is part of the flexible rebalancing program, there is no fee for the transfer and we currently do not count these transfers against any free transfers we allow. Transfer instructions apply equally to all portions of the Contract. You cannot make transfers selectively within different portions of the Contract. We count transfers at the Contract level and not by the number of portions in the Contract. For example, if your Contract has a Deferral Portion and a Traditional Annuity Portion and you request a transfer we count that as one transfer even though we will make the transfer in both portions of the Contract.

PREMIUM TAXES
Some states and other governmental entities (for example, municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes. We will make a deduction from your Contract Value for them. Some of these taxes are due on the Issue Date, others are due on the Income Date. It is our current practice not to make deductions from the Contract to reimburse us for the premium taxes we pay until the earliest of the following: upon the Income Date you take a Full Annuitization, the date of full withdrawal from the Contract, or the date of your death. We may discontinue this practice in the future and assess the charge when the tax is due. If you take a Full Annuitization under the LIB at Contract issue, we will subtract the premium tax from your Purchase Payment before we apply it to the Investment Options. Premium taxes normally range from 0% to 3.5% of the Purchase Payment, depending on the state.

INCOME TAXES
We reserve the right to deduct from the Contract any income taxes that we may incur because of the Contract. Currently, we are not making any such deductions.

INVESTMENT OPTION EXPENSES
There are deductions from the assets of the various Investment Options for operating expenses (including management fees) which are described in the Fee Tables and in the table of annual operating expenses for each Investment Option in Appendix A in this prospectus and in the prospectuses for the Investment Options. These charges apply during the Accumulation and Annuity Phases.

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
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--------------------------------------------------------------------------------

9. TAXES
NOTE: WE HAVE PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. THE CONTRACT OFFERS CONSIDERABLE FLEXIBILITY IN HOW DISTRIBUTIONS CAN BE TAKEN FROM AND COMBINED UNDER THE CONTRACT. THUS, THERE ARE A NUMBER OF DIFFERENT PAYOUT COMBINATIONS AVAILABLE UNDER THE CONTRACT; NOT ALL OF THESE COMBINATIONS (OR THEIR ATTENDANT TAX CONSEQUENCES) ARE DISCUSSED IN THIS SECTION. THIS INFORMATION IS NOT INTENDED AS TAX ADVICE. YOU SHOULD, THEREFORE, CONSULT YOUR OWN TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES. WE HAVE INCLUDED ADDITIONAL INFORMATION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION. FOR MORE INFORMATION ON THE TAXATION OF ANNUITY PAYMENTS MADE UNDER A PARTIAL ANNUITIZATION, SEE SECTION 3, THE ANNUITY PHASE -- PARTIAL ANNUITIZATIONS. FOR MORE INFORMATION ON THE TAXATION OF IWB PAYMENTS, SEE
SECTION 4.A, THE INCREASING WITHDRAWALS BENEFIT (IWB) -- TAXATION OF IWB PAYMENTS. FOR MORE INFORMATION ON THE TAXATION OF WPB PAYMENTS, SEE SECTION 4.B, THE WITHDRAWALS PLUS BENEFIT (WPB) -- TAXATION OF WPB PAYMENTS. FOR MORE INFORMATION ON THE TAXATION OF LIB PAYMENTS, SEE SECTION 4.C, THE LIFETIME INCOME BENEFIT (LIB) -- TAXATION OF LIB PAYMENTS.

ANNUITY CONTRACTS IN GENERAL
Annuity contracts are a means of setting aside money for future needs -- usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Basically, these rules generally provide that you will not be taxed on any earnings on the money held in your annuity until you take the money out. This is referred to as tax deferral. There are different rules regarding how you will be taxed depending upon how you take the money out and whether the annuity is Qualified or Non-Qualified (see the following discussion in this section).

If you do not purchase the Contract under a tax qualified retirement plan the Contract is referred to as a Non-Qualified Contract. When a Non-Qualified Contract is owned by a non-natural person (for example, a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person), the Contract will generally not be treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of tax deferral and Contract earnings may be taxed as ordinary income every year.

QUALIFIED CONTRACTS
If you purchase the Contract under a pension or retirement plan that is qualified under the Code, the Contract is referred to as a Qualified Contract. Qualified Contracts are subject to special rules. Adverse tax consequences may result if contributions, distributions, and transactions in connection with the Qualified Contract do not comply with the law. A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits before purchasing a Qualified Contract. We currently issue the following types of Qualified Contracts:

o Traditional Individual Retirement Annuity. Section 408 of the Code permits eligible individuals to maintain Individual Retirement Annuities (IRAs). IRA contributions are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Owner's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Purchasers of a Contract for use with IRAs will have the right to revoke their purchase within seven days of the earlier of the establishment of the IRA or their purchase.

o Simplified Employee Pension (SEP) IRA. Employers may establish Simplified Employee Pension (SEP) IRAs under Code Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general rules governing IRAs, such plans are subject to additional requirements and different contribution limits.

o Roth IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Owner's income and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Distributions from a Roth IRA generally are not taxed until after the total amount distributed from the Roth IRA exceeds the amount contributed to the Roth IRA. After that, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.



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o   TSAs or 403(b) Contracts. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. 90-24 transfers from existing TSA or 403(b) contracts and funds from plans under the several Internal Revenue Code sections identified in our 403(b) riders are the only currently accepted contributions under a TSA or 403(b) Contract. However, this may change in the future.
    IMPORTANT: CERTAIN CONTRIBUTIONS TO SECTION 403(B) PLANS CANNOT BE WITHDRAWN BEFORE AGE 59 1/2 , DEATH, DISABILITY, SEVERANCE FROM EMPLOYMENT, OR FINANCIAL HARDSHIP. THE TIP MAY NOT BE APPROPRIATE FOR YOU IF YOU ARE UNDER AGE 59 1/2 AND ARE AN ACTIVELY EMPLOYED PARTICIPANT IN A SECTION 403(B) PLAN, BECAUSE YOU MAY INCUR HIGHER CONTRACT EXPENSES WITHOUT RECEIVING ANY ADDITIONAL BENEFITS UNTIL YOU ARE AGE 59 1/2. CONSULT YOU TAX ADVISER BEFORE PURCHASING A CONTRACT WITH THE TIP.

o Inherited IRA. The Code permits beneficiaries of investments that were issued under certain tax-qualified pension or retirement plans to directly transfer the death benefit from that investment into an Inherited IRA variable annuity contract. If we make this Contract available as an Inherited IRA Contract, the beneficiary of the previous tax-qualified investment will become the Owner of the new Inherited IRA Contract. The ownership of the Contract must also reflect the name of the previous deceased owner. The purpose of the Inherited IRA Contract is to allow the Owner to change the investment vehicle to an annuity and receive required minimum distribution withdrawal payments that are required by IRS Regulations instead of receiving a lump sum death benefit payment. If we make this Contract available as an Inherited IRA, the death benefit proceeds of the previous tax-qualified investment must be directly transferred into this Contract. A beneficiary can apply the death benefit proceeds from multiple tax-qualified investments that were owned by the same owner to the purchase of an Inherited IRA Contract. We will not accept any other forms of Purchase Payment on an Inherited IRA Contract. The death benefit proceeds cannot be received by the beneficiary and then applied to an Inherited IRA Contract. We permit you to add enhanced optional benefits to an Inherited IRA Contract. We currently believe this is allowable because enhanced optional benefits can be added to traditional IRA plans. However, the IRS has not yet issued any rulings on this issue with respect to Inherited IRA Contracts. Therefore, Owners should discuss this issue with their tax and legal advisers before adding enhanced optional benefits to an Inherited IRA Contract.

QUALIFIED PLANS
A qualified plan is a retirement or pension plan that meets the requirements for tax qualification under sections of the Code where the assets are invested under this Contract. The plan is both the Owner and the Beneficiary. The authorized signatory or plan trustee for the plan must make representations to us that the plan is qualified under the Code on the Issue Date and is intended to continue to be qualified for the entire Accumulation Phase of the Contract, or as long as the qualified plan owns the Contract. The qualified plan may designate a third party administrator to act on its behalf. All tax reporting will be the responsibility of the plan. In the event the qualified plan instructs us to roll the plan assets into an IRA for the Annuitant under this Contract, we will change the qualification type of the Contract to an IRA and make the Annuitant the Owner. The qualified plan will be responsible for any reporting required for the rollover transactions.

MULTIPLE CONTRACTS
Section 72(e)(11) of the Code provides that multiple Non-Qualified deferred annuity contracts that are issued within a calendar year period to the same owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. You should consult a tax adviser before purchasing more than one Non-Qualified contract in any calendar year period.

PARTIAL 1035 EXCHANGES
Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. Recent guidance from the Internal Revenue Service (IRS), however, confirmed that the direct transfer of a portion of an annuity contract into another annuity contract can qualify as a non-taxable exchange. IRS guidance provides that an exchange can go into an existing annuity contract as well as a new annuity contract. IRS guidance also provides that certain partial exchanges may not qualify as tax-free exchanges. Therefore, Owners should consult their own tax advisers before entering into a partial exchange of an annuity contract.



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DISTRIBUTIONS -- NON-QUALIFIED CONTRACTS
You, as the Owner, generally will not be taxed on increases in the value of the Contract until an actual or deemed distribution occurs -- either as a withdrawal (including, if available, Partial Annuitizations, IWB Payments, WPB Payments, and Excess Withdrawals) or as a Full Annuitization under a traditional Annuity Option or the LIB (if available).

Section 72 of the Code governs treatment of distributions. When a withdrawal from a Non-Qualified Contract occurs, the amount received will generally be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Value immediately before the distribution over your investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. IWB or WPB Payments and amounts received as a result of a Partial Annuitization are treated as partial withdrawals. If your Contract includes the TIP and you exercise the IWB or WPB, and the IWB or WPB value is greater than the Contract Value immediately before the withdrawal it is possible that the IRS could assert that the amount you receive will be taxable as ordinary income up to an amount equal to the excess of the IWB or WPB value immediately before the withdrawal over your investment in the Contract at that time. In the case of a full withdrawal under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds your investment in the Contract.

If you take a Full Annuitization, different rules apply. Periodic installments (for example, LIB Payments) scheduled to be received at regular intervals (for example, annually, semiannually, quarterly, or monthly) after you take a Full Annuitization should be treated as annuity payments (and not withdrawals) for tax purposes. (In this regard, we intend to make tax reporting on periodic installments scheduled to be received at regular intervals under a Partial Annuitization as annuity payments ONLY after a Contract's entire Contract Value has been applied to LIB or Traditional Annuity Payments, provided that such installments extend over a period of more than one full year from the time of the Full Annuitization. Due to the lack of guidance on whether this is the appropriate tax treatment for such payments, however, Owners should consult with a tax adviser on this issue.) After a Full Annuitization, a portion of each Annuity Payment may be treated as a partial return of your Purchase Payment and will not be taxed. The remaining portion of the payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which we expect to make the payments. Once we have paid out all of your Purchase Payments, the entire Annuity Payment is taxable as ordinary income. The Contract permits Excess Withdrawals of the Liquidation Value under the LIB during the Annuity Phase. We intend to treat any such withdrawal of Liquidation Value as a withdrawal (and not as an annuity payment) for tax reporting purposes. In a recent ruling, the IRS indicated that withdrawals from an annuity contract on or after the annuity starting date (that is, on or after the entire Contract Value has been applied to Annuity Payments) should be treated and taxed the same as withdrawals before the annuity starting date (that is, withdrawals made before the entire Contract Value has been applied to Annuity Payments). Under such an approach, part of the amount withdrawn might be excludable from income. In prior rulings, however, the IRS had concluded that the entire amount of a partial withdrawal from a non-qualified contract taken after the contract's annuity starting date was taxable as ordinary income. As noted above, we currently intend to report Excess Withdrawals of the Liquidation Value in accordance with the IRS's most recent ruling. Given the uncertainty in this area, however, you should consult with a tax adviser regarding the tax consequences to you of an Excess Withdrawal of the Liquidation Value.

Section 72 of the Code further provides that any amount received under an annuity contract, which is included in income, may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is included in income. Some distributions will be exempt from the penalty. There is an exception to this 10% penalty tax for amounts:
1) paid on or after you reach age 59 1/2;
2) paid after you die;
3) paid if you become totally disabled (as that term is defined in Section 72(m)(7) of the Code);
4) paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
5) paid as annuity payments under an immediate annuity; or
6) that come from Purchase Payments made before August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified as permitted by the Code before the later of your attaining age 59 1/2 or five years from the Income Date, then the tax for the year of the modification is increased by the 10% penalty tax, plus interest, for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun may result in the


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modification of the series of substantially equal payments and therefore could result in the imposition of the 10% penalty tax and interest for the period as described above.

DISTRIBUTIONS -- QUALIFIED CONTRACTS
Section 72 of the Code governs treatment of distributions from Qualified Contracts. Special rules may apply to withdrawals from certain types of Qualified Contracts, including Roth IRAs. You should consult with your qualified plan sponsor and tax adviser to determine how these rules affect the distribution of your benefits.

Section 72(t) of the Code provides that any amount received under a Qualified Contract, which is included in income, may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is included in income. Some distributions will be exempt from the penalty. There is an exception to this 10% penalty tax for: 1) distributions made on or after the date you (or the Annuitant as applicable) reach age 59 1/2; 2) distributions following your death or disability (or the Annuitant as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code);
3) after separation from service, distributions that are part of a series of substantially equal periodic payments made at least yearly for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary;
4) distributions made to you to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 for amounts paid during the taxable year for medical care;
5)  distributions made on account of an IRS levy upon the Qualified Contract;
6) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for you (or the Annuitant as applicable) and his or her spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);
7) distributions from an IRA made to you (or the Annuitant as applicable) to the extent such distributions do not exceed your qualified higher education expenses (as defined in Section 72(t)(7) of the Code) for the taxable year;
8) distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Section 72(t)(8) of the Code);
9) for TSA or 403(b) Contracts, or under a qualified plan, distributions made to an employee who has separated from service after age 55; and
10) distributions made to an alternate Payee pursuant to a qualified domestic relations order (does not apply to an IRA).

The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service. With respect to (3) above, if the series of substantially equal periodic payments is modified as permitted by the Code, before the later of the Annuitant attaining age 59 1/2 or five years from the Income Date, then the tax for the year of the modification is increased by the 10% penalty tax, plus interest, for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun may result in the modification of the series of substantially equal payments and therefore could result in the imposition of the 10% penalty tax and interest for the period as described above unless another exception to the penalty tax applies. You should obtain competent tax advice before you make any partial withdrawals from your Contract.

Distributions from a Qualified Contract must commence no later than the required beginning date. For IRAs, the required beginning date is April 1 of the calendar year, following the year in which you attain age 70 1/2. For TSA or 403(b) Contracts, or under a qualified plan, the required beginning date is generally April 1 of the calendar year following the later of the calendar year in which you reach age 70 1/2 or retire. Generally, required distributions must be made over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated Beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed. It is unclear whether a partial withdrawal taken after an Income Date will have an adverse impact on the determination of required minimum distributions. If you are attempting to satisfy these rules through partial withdrawals, the entire value of the benefits provided under the Contract may need to be included in calculating the


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amount required to be distributed. If you are receiving Annuity Payments or are age 70 1/2 or older, you should consult with a tax adviser before taking a partial withdrawal.

The following distributions from a TSA or 403(b) Contract are not allowed before age 59 1/2, severance from employment, death or disability:
o salary reduction contributions made in years beginning after December 31, 1988;
o earnings on those contributions; and
o earnings on amounts held as of the last year beginning before January 1, 1989 (as defined in Section 403(b)(11) of the Code).

Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. We do not currently support hardship withdrawals and other liquidity benefits under TSA or 403(b) Contracts.

We do not track contributions by any years that would impact required minimum distributions and exceptions to accessing assets before age 59 1/2 under 403(b) Contracts.

ASSIGNMENTS, PLEDGES AND GRATUITOUS TRANSFERS
Other than in the case of Qualified Contracts (which generally cannot be assigned or pledged), any assignment or pledge of (or agreement to assign or pledge) any portion of the Contract Value is treated for federal income tax purposes as a partial or full withdrawal of such amount or portion. The investment in the Contract is increased by the amount includible as income with respect to such amount or portion, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Contract without adequate consideration to a person other than the Owner's spouse (or to a former spouse incident to divorce), the Owner will be taxed on the difference between his or her Contract Value and the investment in the Contract at the time of transfer. In such case, the transferee's investment in the Contract will be increased to reflect the increase in the transferor's income.

The transfer or assignment of ownership of the Contract, the designation of an Annuitant, the selection of certain Income Dates, or the exchange of the Contract may result in certain other tax consequences that are not discussed herein. An Owner contemplating any such transfer, assignment, or exchange should consult a tax adviser as to the tax consequences.

DEATH BENEFITS
Any death benefits paid under the Contract are taxable to the recipient as ordinary income. The rules governing the taxation of payments from an annuity contract generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as Annuity Payments. Estate taxes may also apply.

WITHHOLDING
Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

"Eligible rollover distributions" from TSA or 403(b) plans and qualified plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as Beneficiary or alternate Payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if the employee chooses a "direct rollover" from the Contract plan to a qualified plan, IRA, TSA or 403(b) plan, or to a governmental Section 457 plan that agrees to separately account for rollover contributions.

FEDERAL ESTATE TAXES
While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.


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GENERATION-SKIPPING TRANSFER TAX
Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

FOREIGN TAX CREDITS
We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under the Federal tax law.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS
The preceding discussion provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

In Revenue Ruling 2004-75, 2004-31 I.R.B. 109, the IRS recently announced that income received by residents of Puerto Rico under life insurance policies or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

POSSIBLE TAX LAW CHANGES
Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

DIVERSIFICATION
The Code provides that the underlying investments for a Non-Qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that the Investment Options are being managed so as to comply with the requirements.

In some circumstances, owners of variable annuities who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the policies, we believe that the Owner should not be treated as the owner of the Separate Account assets. We reserve the right to modify the Contract to bring it into conformity with applicable standards should such modification be necessary to prevent Owners from being treated as the owners of the underlying Separate Account assets.

REQUIRED DISTRIBUTIONS
Section 72(s) of the Code requires that, to be treated as an annuity contract for Federal income tax purposes, a Non-Qualified Contract must contain certain provisions specifying how amounts will be distributed in the event of the death of an Owner of the Contract. Specifically, Section 72(s) requires that: (a) if any Owner dies on or after you take a Full Annuitization, but before the time the entire interest in the Contract has been distributed, the entire interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of the Owner's death; and (b) if any Owner dies before you take a Full Annuitization, the entire interest in the Contract must be distributed within five years after the date of the Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest that is payable to or for the benefit of a designated Beneficiary and that is distributed over the life of such designated Beneficiary, or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to a natural person designated


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by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. When such requirements are clarified by regulation or otherwise, we intend to review such provisions and modify them, as necessary, to assure that they comply with the applicable requirements.

Other rules may apply to Qualified Contracts.


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10. ACCESS TO YOUR MONEY
The money in the Contract is available under the following circumstances:
o by taking a withdrawal (including IWB Payments or WPB Payments, if available);
o by having us make Annuity Payments; or
o when we pay a death benefit.


If your Contract includes the TIP and you exercise the LIB, you can take Excess Withdrawals of the Liquidation Value during the Annuity Phase from each LIB Portion until the earlier of: a) the tenth LIB Anniversary, or b) the LIB Anniversary that occurs after the younger Annuitant's 85th birthday. If you take a Partial Annuitization under the LIB, and you are able to take an Excess Withdrawal of the Liquidation Value, you can tell us from which part of the Contract (Deferral, IWB, WPB or LIB Portion) you want the withdrawal to come. If you do not instruct us where to take the withdrawal from, we will first withdraw amounts available under the Deferral, IWB, or WPB Portion (which may subject you to a withdrawal charge); and then we will withdraw amounts from any LIB Portion(s) of the Contract on a "last-in-first-out" (LIFO) basis. Withdrawals are not available under any Traditional Annuity Portion of the Contract. For more details on Excess Withdrawals under the LIB, see section 4.c, The Lifetime Income Benefit (LIB) -- Liquidation Value.


You can also take withdrawals during the Accumulation Phase. If the TIP does not apply to the Contract, you can take withdrawals of up to a total of 10% of total Purchase Payments from the Deferral Portion of the Contract in each Contract Year and we will not assess a withdrawal charge. For more information, see the "Partial Withdrawal Privilege for Contracts Without the TIP" later in this section.

When you take a full withdrawal during the Accumulation Phase you will receive your Contract Value on the Business Day the withdrawal request is received at our Service Center:
o based upon the number of Accumulation Units held by the Contract on that Business Day and valued at the next available daily price established after receipt of the withdrawal request,
o less any applicable withdrawal charge, and
o less any deductions we make for premium tax.

See the Fee Tables and section 8, Expenses for a discussion of the charges.


There is no minimum associated with requesting a partial withdrawal, but after a partial withdrawal (other than an IWB Payment or WPB Payment), there must be at least $5,000 of Contract Value remaining in the Contract. WE RESERVE THE RIGHT TO TREAT A REQUEST FOR A PARTIAL WITHDRAWAL (OTHER THAN AN IWB PAYMENT OR WPB PAYMENT) THAT WOULD REDUCE THE CONTRACT VALUE BELOW THIS MINIMUM AS A REQUEST FOR A FULL WITHDRAWAL OF THE CONTRACT. We will make any partial withdrawal pro rata from all of your selected Investment Options. You cannot request an Excess Withdrawal from any specific Investment Option after you exercise any TIP benefit.


We will pay the amount of any withdrawal from the Investment Options within seven (7) days of when we receive your request in good order unless the suspension of payments or transfers provision is in effect.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU TAKE, AND EXCESS WITHDRAWALS OF THE LIQUIDATION VALUE UNDER AN LIB PORTION (IF AVAILABLE) MAY HAVE OTHER ADVERSE TAX CONSEQUENCES. WITHDRAWALS FROM TSAS OR 403(B) CONTRACTS MAY BE RESTRICTED. (SEE SECTION 9, TAXES.)

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PARTIAL WITHDRAWAL PRIVILEGE FOR CONTRACTS WITHOUT THE TIP
Each Contract Year during the Accumulation Phase you can make multiple withdrawals that when added together do not exceed 10% of your total Purchase Payments, and we will not deduct a withdrawal charge. This right is non-cumulative, which means that if you do not use your partial withdrawal privilege in a given Contract Year, it does not carry over to the next year. If you make a withdrawal of more than the amount described above, the excess amount will be subject to the withdrawal charge. If you make a full withdrawal, we will assess the withdrawal charge with no reductions for the partial withdrawal privilege. The partial withdrawal privilege is not available on Contracts that include the TIP.

THE MINIMUM DISTRIBUTION PROGRAM AND REQUIRED MINIMUM DISTRIBUTION (RMD) PAYMENTS FOR CONTRACTS WITHOUT THE TIP If you own a Qualified Contract without the TIP, you may elect to participate in the minimum distribution program during the Accumulation Phase of the Contract. Under this program, we will make payments to you from your Contract that are designed to meet the applicable minimum distribution requirements imposed by the Code for Qualified Contracts. We can make payments to you on a monthly, quarterly, or annual basis. If your Contract Value is less than $25,000 we will only make payments annually. RMD payments from this Contract will not be subject to a withdrawal charge, but they will count against your partial withdrawal privilege. Any additional withdrawals in a Contract Year, when combined with RMD withdrawal payments that exceed the partial withdrawal privilege, will be subject to any applicable withdrawal charge.

INHERITED IRA CONTRACTS. If you (the Owner) were the spouse of the deceased owner of the previous tax-qualified investment, and your spouse had not yet reached the date at which he/she was required to begin receiving required minimum distribution (RMD) payments, then you can elect to wait to begin receiving RMD payments until the year that your spouse would have reached age 70 1/2. Alternatively, if the deceased owner of the previous tax-qualified investment had already reached the date at which he/she was required to begin receiving RMD payments, the Owner of this Inherited IRA Contract can elect to begin RMD payments based on his/her single life expectancy in the year following the deceased owner's death, or (if longer) the deceased previous owner's life expectancy in the year of his/her death reduced by one. The Owner of an Inherited IRA Contract must begin to receive these RMD payments by December 31 of the year following the year of the deceased previous owner's death.

THE MINIMUM DISTRIBUTION PROGRAM IS CURRENTLY NOT AVAILABLE UNDER 403(B) CONTRACTS. WE ENCOURAGE PROSPECTIVE OWNERS WHO ARE CONSIDERING PURCHASING QUALIFIED CONTRACTS THAT ARE SUBJECT TO RMD PAYMENTS TO CONSULT A TAX ADVISER REGARDING THESE BENEFITS.

SUSPENSION OF PAYMENTS OR TRANSFERS
We may be required to suspend or postpone payments for withdrawals (including IWB Payments or WPB Payments, if available) or transfers for any period when:
o the New York Stock Exchange is closed (other than customary weekend and holiday closings);
o trading on the New York Stock Exchange is restricted;
o an emergency exists as a result of which disposal of the Investment Option shares is not reasonably practicable or we cannot reasonably value the Investment Option shares;
o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.


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11. ILLUSTRATIONS
In order to help you understand how your Contract Values vary over time and under different sets of assumptions, we may provide you with certain personalized illustrations upon request and free of charge. These illustrations may provide hypothetical depictions of either the "payin", or Accumulation Phase, or the Annuity Payment or "payout" phase. Illustrations may be based upon historical performance of the Investment Options, as adjusted for certain expenses. (Any adjusted historical performance information will be accompanied by "standardized" performance information.) In the alternative, certain illustrations may be based upon an assumed rate of return not to exceed 12%.


The illustrations are not guarantees or representations as to future performance or any specific rate of return. You can request an illustration free of charge by contacting your registered representative.


--------------------------------------------------------------------------------
12. DEATH BENEFIT
The Traditional Guaranteed Minimum Death Benefit (Traditional GMDB) will apply only during the Accumulation Phase of the Contract. PLEASE REFER TO THE APPLICABLE RIDER TO YOUR CONTRACT FOR THE SPECIFIC TERMS AND CONDITIONS OF THE TRADITIONAL GMDB.

If your Contract includes the TIP and you exercise the LIB, there is also a lump sum death benefit available during the Annuity Phase for each LIB Portion until the earlier of: a) the tenth LIB Anniversary, or b) the LIB Anniversary that occurs after the younger Annuitant's 85th birthday. The lump sum death benefit is equal to the Liquidation Value less any deduction we make for premium tax. For more information see section 4.c, The Lifetime Income Benefit (LIB) -- Liquidation Value.

The use of the term "you" in this section refers to the Annuitant if the Contract is owned by a non-individual; otherwise it refers to the Owner.

Any part of the death benefit amount that had been invested in the Investment Options remains in the Investment Options until distribution begins. From the time the death benefit is determined until we make a complete distribution, any amount in the Investment Options will be subject to investment risk that will be borne by the recipient.

The following tables are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different portions of the Contract. The IWB Portion, WPB Portion, or LIB Portion will only exist if your Contract includes the TIP and you exercise the IWB, WPB, or LIB. FOR QUALIFIED CONTRACTS THERE CAN BE ONLY ONE OWNER AND THE OWNER MUST BE THE ANNUITANT UNLESS THE CONTRACT IS A QUALIFIED CONTRACT OWNED BY A QUALIFIED PLAN OR IS PART OF A CUSTODIAL ARRANGEMENT. IF YOU TAKE A PARTIAL ANNUITIZATION, THERE CAN BE ONLY ONE OWNER; THE OWNER MUST BE THE ANNUITANT, AND WE WILL NOT ALLOW THE OWNER TO DESIGNATE A JOINT ANNUITANT. PARTIAL ANNUITIZATIONS ARE NOT AVAILABLE TO JOINT OWNERS.



The Allianz Custom Income Variable Annuity Contract Prospectus November 29, 2005

      UPON THE DEATH OF...THE OWNER AND THERE IS NO SURVIVING JOINT OWNER

                  ACTION UNDER THE DEFERRAL, IWB OR WPB PORTION
--------------------------------------------------------------------------------
o We will pay a death benefit based on the Traditional GMDB to the Beneficiary. If you took a Partial Annuitization, federal law requires us to distribute the death benefit within five years of the date of your death and, therefore, death benefit Option C (which allows for payments of the death benefit under a traditional Annuity Option over the lifetime of the Beneficiary) will not be available. For a description of the payout options available under the Traditional GMDB, see "Death Benefit Payment Options" later in this section.

o If the IWB was in effect it will terminate unless the deceased Owner's spouse continues the Contract.

o If the WPB was in effect it will terminate.


                  ACTION UNDER EACH TRADITIONAL ANNUITY PORTION
--------------------------------------------------------------------------------
o  The Beneficiary becomes the Owner.

o If the deceased was not an Annuitant, Traditional Annuity Payments to the Payee will continue. We will not pay a death benefit.

o If the deceased was the only surviving Annuitant, Traditional Annuity Payments to the Payee will continue until the Traditional Annuity Portion terminates and will be paid at least as rapidly as they were being paid at the Annuitant's death. We will not pay a death benefit under Annuity Options 1 through 4. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information see section 5, Traditional Annuity Payments.

o If the deceased was an Annuitant and there is a surviving joint Annuitant, Traditional Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant. We will not pay a death benefit.


         ACTION UNDER EACH LIB PORTION FOR CONTRACTS WITH THE TIP
--------------------------------------------------------------------------------
o  The Beneficiary becomes the Owner.

o If the deceased was not an Annuitant, LIB Payments to the Payee will continue. We will not pay a death benefit.

o If the deceased was the only surviving Annuitant, LIB Payments will stop and the LIB Portion will terminate. We will pay a lump sum death benefit to the Beneficiary if death occurs on or before the earlier of: a) the tenth LIB Anniversary, or b) the LIB Anniversary that occurs after the younger Annuitant's 85th birthday. If death occurs after that date, we will not pay a death benefit. For more information on the death benefit available under the LIB see section 4.c, The Lifetime Income Benefit (LIB) -- Liquidation Value.

o If the deceased was an Annuitant and there is a surviving joint Annuitant, LIB Payments to the Payee will continue during the lifetime of the surviving joint Annuitant. We will not pay a death benefit.




The Allianz Custom Income Variable Annuity Contract Prospectus November 29, 2005

                                UPON THE DEATH OF
                 ANY OWNER AND THERE IS A SURVIVING JOINT OWNER
            (NOTE: WE DO NOT ALLOW JOINT OWNERS TO TAKE PARTIAL ANNUITIZATIONS)


                  ACTION UNDER THE DEFERRAL, IWB OR WPB PORTION
--------------------------------------------------------------------------------
o We will consider the surviving Joint Owner to be the Beneficiary. Any other Beneficiary on record will be treated as a contingent Beneficiary.

o We will pay a death benefit based on the Traditional GMDB to the surviving Joint Owner. For a description of the payout options available under the Traditional GMDB, see "Death Benefit Payment Options" later in this section.

o If the IWB was in effect it will terminate unless the Joint Owners were spouses and the surviving spouse/Joint Owner continues the Contract.

o If the WPB was in effect it will terminate if the deceased Joint Owner was not a spouse, or if the deceased was a spouse and was the older Joint Owner. However, the WPB will continue if the deceased was a spouse and the younger Joint Owner, and the older Joint Owner continues the Contract.

                   ACTION UNDER A TRADITIONAL ANNUITY PORTION
--------------------------------------------------------------------------------
o The surviving Joint Owner becomes the sole Owner.

o If the deceased was not an Annuitant, Traditional Annuity Payments to the Payee will continue. We will not pay a death benefit.

o If the deceased was the only surviving Annuitant, Traditional Annuity Payments to the Payee will continue until the Traditional Annuity Portion terminates and will be paid at least as rapidly as they were being paid at the Annuitant's death. We will not pay a death benefit under Annuity Options 1 through 4. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information see section 5, Traditional Annuity Payments.

o If the deceased was an Annuitant and there is a surviving joint Annuitant, Traditional Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant. We will not pay a death benefit.

             ACTION UNDER AN LIB PORTION FOR CONTRACTS WITH THE TIP
--------------------------------------------------------------------------------
o The surviving Joint Owner becomes the sole Owner.

o If the deceased was not an Annuitant, LIB Payments to the Payee will continue. We will not pay a death benefit.

o If the deceased was the only surviving Annuitant, LIB Payments will stop and all LIB Portions will terminate. We will pay a lump sum death benefit to the surviving Joint Owner if death occurs on or before the earlier of: a) the tenth LIB Anniversary, or b) the LIB Anniversary that occurs after the younger Annuitant's 85th birthday. If death occurs after that date, we will not pay a death benefit. For more information on the death benefit available under the LIB see section 4.c, The Lifetime Income Benefit (LIB) --- Liquidation Value.

o If the deceased was an Annuitant and there is a surviving joint Annuitant, LIB Payments to the Payee will continue during the lifetime of the surviving joint Annuitant. We will not pay a death benefit.



The Allianz Custom Income Variable Annuity Contract Prospectus November 29, 2005

                                UPON THE DEATH OF
             THE ANNUITANT AND THERE IS NO SURVIVING JOINT ANNUITANT


                      ACTION UNDER THE DEFERRAL, IWB OR WPB
--------------------------------------------------------------------------------
                                     PORTION
o If the Contract is owned by a non-individual (for example a qualified plan or a trust), we will treat the death of the Annuitant as the death of an Owner, we will pay a death benefit based on the Traditional GMDB to the Beneficiary, and a new Annuitant cannot be named. If the IWB or WPB were in effect they will terminate.

o If the deceased Annuitant was not an Owner, and the Contract is owned only by an individual(s), we will not pay a death benefit. The Owner can name a new Annuitant subject to our approval. If the IWB or WPB were in effect they will continue.

o If the deceased Annuitant was the only surviving Owner, we will pay a death benefit based on the Traditional GMDB to the Beneficiary. If you took a Partial Annuitization, federal law requires us to distribute the death benefit within five years of the date of your death and, therefore, death benefit Option C under the Traditional GMDB (which allows for payments of the death benefit under a traditional Annuity Option over the lifetime of the Beneficiary) will not be available. If the IWB was in effect it will terminate unless the deceased Owner's spouse continues the Contract. If WPB was in effect it will terminate.

o If the deceased Annuitant was a Joint Owner and there is a surviving Joint Owner, we will consider the surviving Joint Owner to be the Beneficiary. Any other Beneficiary on record will be treated as a contingent Beneficiary. We will pay a death benefit based on the Traditional GMDB to the surviving Joint Owner. If the IWB was in effect it will terminate unless the Joint Owners were spouses and the surviving spouse/Joint Owner continues the Contract. If the WPB was in effect it will terminate if the deceased Joint Owner was not a spouse, or if the deceased was a spouse and was the older Joint Owner. However, the WPB will continue if the deceased was a spouse and the younger Joint Owner, and the older Joint Owner continues the Contract.

o For a description of the payout options available under the Traditional GMDB, see "Death Benefit Payment Options" later in this section.


                  ACTION UNDER ANY TRADITIONAL ANNUITY PORTION
--------------------------------------------------------------------------------
o Traditional Annuity Payments to the Payee will continue until the Traditional Annuity Portion terminates and will be paid at least as rapidly as they were being paid at the Annuitant's death. We will not pay a death benefit under Annuity Options 1 through 4. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information see section 5, Traditional Annuity Payments.

o If the deceased was the only surviving Owner, the Beneficiary will become the Owner if the Contract continues.

o If the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner if the Contract continues.


             ACTION UNDER AN LIB PORTION FOR CONTRACTS WITH THE TIP
--------------------------------------------------------------------------------
o LIB Payments will stop and all LIB Portions will terminate.

o We will pay a lump sum death benefit if death occurs on or before the earlier of: a) the tenth LIB Anniversary, or b) the LIB Anniversary that occurs after the younger Annuitant's 85th birthday. If death occurs after that date, we will not pay a death benefit. For more information on the death benefit available with the LIB see section 4.c, The Lifetime Income Benefit (LIB) -- Liquidation Value.

o If the deceased was not an Owner, we will pay any death benefit to the Owner.

o If the deceased was the only surviving Owner, we will pay any death benefit to the Beneficiary and the Beneficiary becomes the Owner if the Contract continues.

o If the deceased was a Joint Owner, we will pay any death benefit to the surviving Joint Owner and the surviving Joint Owner becomes the sole Owner if the Contract continues.



The Allianz Custom Income Variable Annuity Contract Prospectus November 29, 2005

                              UPON THE DEATH OF...
             THE ANNUITANT AND THERE IS A SURVIVING JOINT ANNUITANT
     (NOTE: WE DO NOT ALLOW JOINT ANNUITANTS UNDER A PARTIAL ANNUITIZATION)


                  ACTION UNDER THE DEFERRAL, IWB OR WPB PORTION
--------------------------------------------------------------------------------
o If the Contract is owned by a non-individual (for example a qualified plan or a trust), we will treat the death of the Annuitant as the death of an Owner, we will pay a death benefit based on the Traditional GMDB to the Beneficiary, and another new joint Annuitant cannot be named. If the IWB or WPB were in effect they will terminate.

o If the deceased Annuitant was not an Owner, and the Contract is owned only by an individual(s), we will not pay a death benefit. The Owner can name a new Annuitant subject to our approval.

o If the deceased Annuitant was the only surviving Owner, we will pay a death benefit based on the Traditional GMDB to the Beneficiary.

o If the deceased Annuitant was a Joint Owner and there is a surviving Joint Owner, we will consider the surviving Joint Owner to be the Beneficiary. Any other Beneficiary on record will be treated as a contingent Beneficiary. We will pay a death benefit based on the Traditional GMDB to the surviving Joint Owner. If the IWB was in effect it will terminate unless the Joint Owners were spouses and the surviving spouse/Joint Owner continues the Contract. If the WPB was in effect it will terminate if the deceased Joint Owner was not a spouse, or if the deceased was a spouse and was the older Joint Owner. However, the WPB will continue if the deceased was a spouse and the younger Joint Owner, and the older Joint Owner continues the Contract.

o For a description of the payout options available under the Traditional GMDB, see "Death Benefit Payment Options" later in this section.


                  ACTION UNDER THE TRADITIONAL ANNUITY PORTION
--------------------------------------------------------------------------------
o Only Annuity Options 3 and 4 allow joint Annuitants. Under Annuity Options 3 and 4, Traditional Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant.

o We will not pay a death benefit.

o If the deceased was the only surviving Owner, the Beneficiary will become the Owner.

o If the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner.


             ACTION UNDER AN LIB PORTION FOR CONTRACTS WITH THE TIP
--------------------------------------------------------------------------------
o LIB Payments to the Payee will continue during the lifetime of the joint Annuitant.

o We will not pay a death benefit.

o If the deceased was the only surviving Owner, the Beneficiary becomes the new Owner.

o If the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner.



The Allianz Custom Income Variable Annuity Contract Prospectus November 29, 2005

TRADITIONAL GUARANTEED MINIMUM DEATH BENEFIT (TRADITIONAL GMDB)
The amount of the death benefit will be the greater of 1 or 2, less any deductions we make for premium tax.

1. The Contract Value determined as of the end of the Business Day during which both due proof of death and an election of the death benefit payment option have been received at the Service Center.
2. The GMDB value, which is the total of all Purchase Payments reduced by any GMDB adjusted partial withdrawals. A GMDB adjusted partial withdrawal includes all of the following:
    o all withdrawals and/or Partial Annuitizations from the Deferral Portion;
    o if your Contract includes the TIP and you exercise the IWB it includes all:
        IWB Payments, Excess Withdrawals, and/or Partial Annuitizations from the IWB Portion; and
    o if your Contract includes the TIP and you exercise the WPB it includes all: WPB Payments, Excess Withdrawals, and/or Partial
       Annuitizations from the WPB Portion.

GMDB adjusted partial withdrawals are equal to the amount of the partial withdrawal, including any applicable withdrawal charge, multiplied by the greater of one, or (a) divided by (b) where:

    (a) = the GMDB value on the day of (but before) the GMDB adjusted partial withdrawal. (b) = the Contract Value on the day of (but before) the GMDB adjusted partial withdrawal.

ANY GMDB ADJUSTED PARTIAL WITHDRAWAL MAY REDUCE THE GMDB VALUE BY MORE THAN THE AMOUNT WITHDRAWN. If the Contract Value is greater than or equal to the GMDB value at the time of withdrawal, we will reduce the GMDB value by the dollar amount withdrawn. If the Contract Value is less than the GMDB value at the time of withdrawal, we will reduce the GMDB value by more than the amount withdrawn. The effect of the GMDB adjusted partial withdrawal is demonstrated in the "Death Benefit Examples" below.

THE TRADITIONAL GMDB RIDER WILL TERMINATE UPON THE EARLIEST OF: o the Business Day before the Income Date that you take a Full Annuitization, o the Business Day that the GMDB value and Contract Value are both zero, or o Contract termination.

DEATH BENEFIT EXAMPLES

CONTRACT VALUE IS GREATER THAN THE GMDB VALUE AT TIME OF WITHDRAWAL
o You make an initial Purchase Payment of $100,000 on a Contract without the TIP. You do not make any additional Purchase Payments.
o You request a partial withdrawal of $20,000 in the tenth Contract Year when the Contract Value on the day of (but before the partial withdrawal) is $160,000. There is no withdrawal charge on the partial withdrawal because we have had the Purchase Payment for seven complete years. You take no other partial withdrawals.
o Assume the Contract Value on the tenth Contract Anniversary is $140,000.

We calculate the death benefit on the tenth Contract Anniversary as the greater of:


1)  Contract
    Value:..................................................................................    $140,000
2)  Total Purchase
    Payments....................................................................................$100,000
    Reduced by the GMDB adjusted partial withdrawal:
        The amount of the partial withdrawal multiplied by the greater of one, or on the day of (but before) the partial withdrawal, the death benefit divided by the Contract Value =
           $20,000 x the greater of one, or ($160,0000/$160,0000) = $20,000 x 1 =............-    20,000
                                                                                               $  80,000

Therefore, the death benefit under the Traditional GMDB on the tenth Contract Anniversary is $140,000.


The Allianz Custom Income Variable Annuity Contract Prospectus November 29, 2005

CONTRACT VALUE IS LESS THAN THE GMDB VALUE AT TIME OF WITHDRAWAL



o   You make an initial Purchase Payment of $100,000 on a Contract without the
    TIP. You do not make any additional Purchase Payments.
o   You request a partial withdrawal of $20,000 in the tenth Contract Year when the Contract Value on the day of (but before the partial withdrawal) is
    $80,000. There is no withdrawal charge on the partial withdrawal because we have had the Purchase Payment for seven complete years. You take no other partial withdrawals.
o   Assume the Contract Value on the tenth Contract Anniversary is $60,000. We calculate the death benefit on the tenth Contract Anniversary as the greater of:
1)  Contract
    Value:.................................................................................    $ 60,000
2)  Total Purchase
    Payments....................................................................................$100,000
    Reduced by the GMDB adjusted partial withdrawal:
        The amount of the partial withdrawal multiplied by the greater of one, or on the day of (but before) the partial withdrawal, the death benefit divided by the Contract Value =
        $20,000 x the greater of one, or ($100,0000/$80,0000) = $20,000 x 1.25 =.............-    25,000
                                                                                               $  75,000


Therefore, the death benefit under the Traditional GMDB on the tenth Contract Anniversary is $75,000.

DEATH BENEFIT PAYMENT OPTIONS UNDER THE TRADITIONAL GMDB
If you have not previously designated a death benefit payment option, a Beneficiary must request the death benefit be paid under one of the death benefit payment options below. If the Beneficiary is the spouse of the deceased Owner, he/she can choose to continue the Contract in his/her own name at the then current Contract Value, or if greater, the death benefit value. An election by the spouse to continue the Contract must be made in a form satisfactory to us on the death claim form at the Service Center before we pay the death benefit. If a lump sum payment is requested, we will pay the amount within seven days of receipt of proof of death and the valid election, including any required governmental forms, unless the suspension of payments or transfers provision is in effect. Payment of the death benefit may be delayed pending receipt of any applicable tax consents and/or forms from a state.

OPTION A: lump sum payment of the death benefit.

OPTION B: payment of the entire death benefit within five years of the date of any Owner's death.

OPTION C: if the Beneficiary is a natural person, payment of the death benefit as a Traditional Annuity Payment under an Annuity Option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary. Distribution under this option must begin within one year of the date of any Owner's death. THIS OPTION IS NOT AVAILABLE IF YOU TOOK A PARTIAL ANNUITIZATION.

Any portion of the death benefit not applied to a traditional Annuity Option within one year of the date of the Owner's death must be distributed within five years of the date of death.

If a non-natural person is named as an Owner, then the death of any Annuitant shall be treated as the death of an Owner solely for purposes of the Internal Revenue Code's distribution at death rules, which are set forth in Section 72(s) of the Code.

In all events, notwithstanding any provision to the contrary in the Contract or this prospectus, the Contract will be interpreted and administered in accordance with Section 72(s) of the Code.

The Allianz Custom Income Variable Annuity Contract Prospectus November 29, 2005

--------------------------------------------------------------------------------
13. OTHER INFORMATION
ALLIANZ LIFE
Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. We offer fixed and variable annuities, fixed life, group life, accident and health insurance products. We are licensed to do direct business in 49 states and the District of Columbia. We are a subsidiary of Allianz Versicherungs-AG Holding, which is a provider of integrated financial services.

THE SEPARATE ACCOUNT
We established Allianz Life Variable Account B (the Separate Account) as a separate account under Minnesota insurance law on May 31, 1985. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise our management of the Separate Account.

The Separate Account holds the assets that underlie the Contracts, except assets allocated to our general account. We keep the Separate Account assets separate from the assets of our general account and other separate accounts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

We own the assets of the Separate Account. We credit gains to or charge losses against the Separate Account, whether or not realized, without regard to the performance of other investment accounts. The Separate Account's assets may not be used to pay any of our liabilities other than those arising from the Contracts. If the Separate Account's assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. The obligations of the Separate Account are not generalized obligations of Allianz Life.

DISTRIBUTION
USAllianz Investor Services, LLC (USAllianz), a wholly owned subsidiary of Allianz Life Insurance Company of North America, serves as principal underwriter for the Contracts. USAllianz, a limited liability company organized in Minnesota, is located at 5701 Golden Hills Drive, Minneapolis, MN 55416. USAllianz is registered as a broker/dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 (the "1934 Act"), as well as with the securities commissions in the states in which it operates, and is a member of the NASD, Inc. USAllianz is not a member of Securities Investors Protection Corporation. More information about USAllianz is available at http://www.nasd.com or by calling 1-800-289-9999. You also can obtain an investor brochure from NASD, Inc. describing its Public Disclosure Program.

We have entered into a distribution agreement with our affiliate USAllianz for the distribution and sale of the Contracts. USAllianz does not itself sell the Contracts on a retail basis. Rather, USAllianz enters into selling agreements with other third-party broker/dealers registered under the 1934 Act (selling firms) for the sale of the Contracts. One of these selling firms, USAllianz Securities, Inc., is our affiliate. We pay sales commissions to the selling firms and their registered representatives. Investment Options that assess Rule 12b-1 fees make payments of the fees to USAllianz under their distribution plans in consideration for providing certain services and incurring certain expenses permitted under the Investment Option's plan. These payments equal 0.25% of an Investment Option's average daily net assets for the most recent calendar year. The investment adviser and/or subadviser (and/or their affiliates) of the Investment Options may from time to time make payments for administrative services to USAllianz or its affiliates.

The maximum commission payable for Contract sales by the registered representatives of the selling firms is expected not to exceed 6.50% of Purchase Payments. Sometimes, we enter into an agreement with the selling firm to pay commissions as a combination of a certain amount of the commission at the time of sale and a trail commission (which when totaled could exceed 6.50% of Purchase Payments).

We may fund USAllianz's operating and other expenses, including: overhead; legal and accounting fees; registered representative training; compensation for the USAllianz's management team; and other expenses associated with the Contracts. Registered representatives and their managers are also eligible for various benefits, such as production incentive bonuses, insurance benefits, and non-cash compensation items that we may provide jointly with USAllianz. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, awards, merchandise and other similar


The Allianz Custom Income Variable Annuity Contract Prospectus November 29, 2005 items. Registered representatives and managers may receive other payments from us for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.

We and/or USAllianz may pay certain selling firms additional marketing support allowances for:
o marketing services and increased access to registered representatives;
o sales promotions relating to the Contracts;



o costs associated with sales conferences and educational seminars for their registered representatives; and
o other sales expenses incurred by them.

We retain substantial discretion in determining whether to grant a marketing support payment to a particular broker/dealer firm and the amount of any such payment. However, we do consider a number of specific factors in determining marketing support payments, which may include a review of the following:

o the level of existing sales and assets held in contracts issued by us which are sold through the broker/dealer firm and the potential for new or additional sales;
o the organizational "fit" between the broker/dealer firm and the type of wholesaling and marketing force we operate;
o whether the broker/dealer firm's operational, IT, and support services structure and requirements are compatible with our method of operation;
o whether the broker/dealer firm's product mix is oriented toward our core markets;
o whether the broker/dealer firm has a structure facilitating a marketing support arrangement, such as frequent registered representative meetings and training sessions;
o the potential return on investment of investing in a particular firm's system;
o our potential ability to obtain a significant level of the market share in the broker/dealer firm's distribution channel;
o   the broker/dealer firm's registered representative and customer profile; and
o the prominence of the broker/dealer firm in its marketing channel and its reputation.

We may also make payments for marketing and wholesaling support to broker/dealer affiliates of Investment Options that are available through the variable annuities we offer. Additional information regarding marketing support payments can be found in the Distributor section of the Statement of Additional Information.

We and/or USAllianz may make bonus payments to certain selling firms based on aggregate sales of our variable insurance contracts (including this Contract) or persistency standards, or as part of a special promotion. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. In some instances, the amount paid may be significant.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners or the Separate Account.

We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

ADDITIONAL CREDITS FOR CERTAIN GROUPS
We may credit additional amounts to a Contract instead of modifying charges because of special circumstances that result in lower sales or administrative expenses or better than expected mortality or persistency experience.


The Allianz Custom Income Variable Annuity Contract Prospectus November 29, 2005

ADMINISTRATION/USALLIANZ SERVICE CENTER
Delaware Valley Financial Services, LLC (DVFS) performs certain administrative services regarding the Contracts. DVFS is a wholly owned subsidiary of Allianz Life. The Service Center is located at 300 Berwyn Park, Berwyn, Pennsylvania. The administrative services performed by the Service Center include: o Issuance of the Contracts,
o Maintenance of Owner records,
o Processing and mailing of account statements and other mailings to Owners, and
o Routine customer service including:
    - Responding to Owner correspondence and inquiries,
    - Processing of Contract changes,
    - Processing withdrawal requests (both partial and total), and
    - Processing annuitization requests.

Historically we have compensated DVFS based on a specified fee per transaction and an additional negotiated fee for enhancements to computer systems used to process our business. Currently we are on a cost basis. For the past three calendar years USAllianz Investor Services, LLC, has paid DVFS $55,646,396 for performing administrative services regarding the Contracts.

To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Options, will be mailed to your household, even if you or other persons in your household have more than one contract issued by us or our affiliate. Call us at the toll-free number listed at the back of this prospectus if you need additional copies of financial reports, prospectuses, or annual and semiannual reports, or if you would like to receive one copy for each contract in future mailings.

FINANCIAL STATEMENTS
The consolidated financial statements of Allianz Life and the financial statements of the Separate Account have been included in the Statement of Additional Information.



-------------------------------------------------------------------------------
14.TABLE OF CONTENTS OF THE  STATEMENT OF ADDITIONAL INFORMATION


                                                    PAGE
ALLIANZ LIFE..........................................2
EXPERTS...............................................2
LEGAL OPINIONS........................................2
DISTRIBUTOR...........................................2
REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE.....3
FEDERAL TAX STATUS....................................3
    General...........................................3
    Diversification...................................4
    Owner Control.....................................4
    Contracts Owned by Other Than Natural Persons.....4
    Income Tax Withholding............................5
    Required Distributions............................5
    Qualified Contracts...............................5
MORTALITY AND EXPENSE RISK GUARANTEE..................6
FINANCIAL STATEMENTS..................................6


The Allianz Custom Income Variable Annuity Contract Prospectus November 29, 2005

--------------------------------------------------------------------------------



15.   GLOSSARY
This prospectus is written in plain English to make it as understandable as possible. However, there are some technical words or terms that are defined below and are capitalized in the prospectus. We have also provided the following list of common abbreviations used in this prospectus.


TIP  =   TOTAL INCOME PACKAGE            GMDB = GUARANTEED MINIMUM DEATH BENEFIT
IWB  =   INCREASING WITHDRAWALS BENEFIT   QAV = QUARTERLY ACCOUNT VALUE
WPB  =   WITHDRAWALS PLUS BENEFIT      5% SUV = 5% STEP UP VALUE
LIB  =   LIFETIME INCOME BENEFIT

ACCUMULATION PHASE - the period of time before you apply the entire Contract Value to Annuity Payments. Subject to certain restrictions, you can make additional Purchase Payments during this time. If your Contract includes the TIP, and you exercise either the IWB or WPB, you will receive IWB or WPB Payments during the Accumulation Phase. The Accumulation Phase may occur at the same time as the Annuity Phase if you take Partial Annuitizations.

ACCUMULATION UNIT - the units into which we convert amounts invested in the subaccounts that invest in the Investment Options during the Accumulation Phase.

ANNUITANT - the natural person upon whose life we base the Annuity Payments. The Owner designates the Annuitant (and any joint Annuitant) subject to our approval.

ANNUITY OPTIONS - the income options available to you under the Contract according to which we will make Traditional Annuity Payments.

ANNUITY PAYMENTS - regular income payments we make to the Payee from the Contract under either a traditional Annuity Option or the LIB if the Contract includes the TIP. The Annuity Payment amounts will vary based on the performance of your selected Investment Options.

ANNUITY PHASE - the phase the Contract is in once Annuity Payments begin. This may occur at the same time as the Accumulation Phase if you take a Partial Annuitization.

ANNUITY UNIT - the units into which we convert amounts invested in the subaccounts when we make Traditional Annuity Payments.

BASE PAYMENT - if the Contract includes the TIP and you exercise the LIB, this is the guaranteed minimum annual LIB Payment we will make. We will increase the annual Base Payment on every fifth LIB Anniversary before the younger Annuitant's 91st birthday to lock in any Investment Option gains. The annual Base Payment will not decrease unless you take an Excess Withdrawal from an LIB Portion. It may increase as often as every five years. There is no Base Payment on Contracts that do not include the TIP.

BENEFICIARY - the person(s) or entity the Owner designates at Contract issue to receive any death benefit.

BUSINESS DAY - each day on which the New York Stock Exchange is open for trading, except when an Investment Option does not value its shares. Allianz Life is open for business on each day that the New York Stock Exchange is open. Our Business Day closes when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.

CONTRACT - the deferred annuity contract corresponding to this prospectus that allows you to accumulate money tax deferred by making one or more Purchase Payments. It provides for lifetime or other forms of Annuity Payments beginning on the Income Date.

CONTRACT ANNIVERSARY - a twelve month anniversary of the Issue Date of your Contract.

CONTRACT VALUE - on any Business Day it is equal to the sum of the Accumulation Unit values in your selected Investment Options. It does not include amounts applied to any LIB Portion or Traditional Annuity Portion.

CONTRACT YEAR - any period of 12 months commencing with the Issue Date and each Contract Anniversary thereafter.


The Allianz Custom Income Variable Annuity Contract Prospectus November 29, 2005

DEFERRAL PORTION - the only portion of the Contract to which you can make Purchase Payments. For Contracts without the TIP this is the only portion of the Contract from which you can take withdrawals. The Deferral Portion is available during the Accumulation Phase. It begins at Contract issue and terminates at:
    o For Contracts without the TIP, either when you take a Full Annuitization, or the Contract terminates.
    o For Contracts with the TIP, upon the earliest of:
        - the Business Day before the IWB Date,
        - the Business Day before the WPB Date,
        - the Business Day before the Income Date you take a Full Annuitization, or
        - Contract termination.


EXCESS WITHDRAWAL - for Contracts with the TIP that exercise one of the TIP benefits, this includes any withdrawal you take:
    o from the IWB Portion while you are receiving IWB Payments,
    o from the WPB
      Portion while you are receiving WPB Payments, and
    o of the Liquidation Value
      from the LIB Portion while we are making LIB Payments.


FULL ANNUITIZATION - this occurs once you apply the entire Contract Value to Annuity Payments. Once you take a Full Annuitization, you cannot take any additional Partial Annuitizations. If you take a Full Annuitization, the Accumulation Phase of the Contract will end.

INCOME DATE - the date we begin making Annuity Payments to the Payee from the Contract. This date must be the 1st or the 15th day of a calendar month. Because the Contract allows for Partial Annuitization there may be multiple Income Dates.

INVESTMENT OPTIONS - the variable Investment Options available under the Separate Account. You may invest in up to 15 of the Investment Options at any one time.

ISSUE DATE - the date as shown on the Contract that starts the first Contract Year. Contract Anniversaries and Contract Years are measured from the Issue Date.

IWB (INCREASING WITHDRAWALS BENEFIT) - if the Contract includes the TIP, the IWB provides income in the form of guaranteed partial withdrawals, and the maximum amount you are able to withdraw can increase each year. The IWB may not be available in all states.

IWB ANNIVERSARY - a twelve month anniversary of the IWB Date.

IWB DATE - the date we begin to make IWB Payments to the Owner if you exercise the IWB. It is also the date we establish the initial IWB value and the initial IWB Maximum. This date must be the 1st or the 15th day of a calendar month.

IWB MAXIMUM - if the Contract includes the TIP and you exercise the IWB, this is the increasing annual upper limit of guaranteed partial withdrawals (or IWB Payments) available to the Owner under the IWB. The IWB Maximum is equal to 5% of the IWB value on the IWB Date and it increases by 5% on each IWB Anniversary.

IWB PAYMENT - if the Contract includes the TIP and you exercise the IWB, this is the partial withdrawal amount that we pay to the Owner under the IWB. Each IWB Payment is equal to the scheduled annual IWB Payment divided by the number of payments you elected to receive in an IWB Year.

IWB PORTION - if the Contract includes the TIP and you exercise the IWB, this is the portion of the Contract from which we make IWB Payments. It begins on the IWB Date and terminates upon the earliest of:
    o the Business Day you take a full withdrawal of the Contract Value,
    o the Business Day that the IWB value (the total amount of money you can withdraw under the IWB) and the Contract Value are both zero,
    o the Business Day before the WPB Date if you exercise of the WPB,
    o the Business Day before the Income Date that you take a Full
       Annuitization,
    o Contract termination, or
    o the death of any Owner (unless the deceased Owner's spouse continues the Contract as the new Owner).


The Allianz Custom Income Variable Annuity Contract Prospectus November 29, 2005

IWB YEAR - any period of 12 months commencing with the IWB Date and each IWB Anniversary after that.

JOINT OWNERS - a Non-Qualified Contract can be owned by up to two Owners. We do not allow Joint Owners to take Partial Annuitizations.

LIB (LIFETIME INCOME BENEFIT) - for Contracts that include the TIP, the LIB provides lifetime income in the form of Annuity Payments that we guarantee will never be less than the initial payment. The LIB also provides an amount of money (called the Liquidation Value) that is available for Excess Withdrawals or payment of a death benefit for a limited period of time. The LIB may not be available in all states.

LIB ACCOUNT - if the Contract includes the TIP and you exercise the LIB, this is an account we use to help support the annual LIB Payment from one LIB Year to the next.

LIB ANNIVERSARY - if the Contract includes the TIP and you exercise the LIB, this is an anniversary of the Income Date(s). If you take Partial Annuitizations under the LIB you will have multiple LIB Anniversaries.




LIB PAYMENT - if the Contract includes the TIP and you exercise the LIB, this is the Annuity Payment we make to the Payee under the LIB that we guarantee will never be less than the initial payment. Each LIB Payment is equal to the annual LIB Payment divided by the number of payments you elected to have us make in an LIB Year. We determine LIB Payment amount at the beginning of the LIB Year and it will not change until the next LIB Anniversary unless you take an Excess Withdrawal from the LIB Portion.

LIB PORTION - if the Contract includes the TIP and you exercise the LIB, this is the part of the Contract from which we will make LIB Payments.

LIB UNIT - if the Contract includes the TIP and you exercise the LIB, these are the units into which we convert amounts invested in the subaccounts when we make LIB Payments.

LIB YEAR - if the Contract includes the TIP and you exercise the LIB, this is any period of 12 months commencing with an Income Date and each LIB Anniversary after that. If you take Partial Annuitizations under the LIB you will have multiple LIB Years.

LIQUIDATION VALUE - if the Contract includes the TIP and you exercise the LIB, this is the amount of money under each LIB Portion that is available for Excess Withdrawals and payment of a lump sum death benefit until the earlier of: a) the tenth LIB Anniversary, or b) the LIB Anniversary that occurs after the younger Annuitant's 85th birthday. Withdrawals and the death benefit are no longer available under the LIB after this date.

MARKET PAYMENT - if the Contract includes the TIP and you exercise the LIB, this is the annual payment that reflects the actual performance of the subaccounts. This is the payment you would receive under the LIB if it were not supported by the Base Payment guarantee. The annual Market Payment may change from one Business Day to the next.

NON-QUALIFIED CONTRACT - a Contract that is not purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code.

OWNER - "you," "your" and "yours". The person or entity (or persons or entities if there are Joint Owners) named in the Contract who may exercise all rights granted by the Contract. The Owner is designated at Contract issue.

PARTIAL ANNUITIZATION - this occurs when you apply only part of the Contract Value to Annuity Payments (either Traditional Annuity Payments, or LIB Payments if your Contract includes the TIP). If you take a Partial Annuitization, the Accumulation Phase and Annuity Phase of the Contract may occur at the same time. You can take one Partial Annuitization every 12 months. The maximum number of annuitizations we allow at any one time is five. If you take a Partial Annuitization, there can be only one Owner, he/she must be the Annuitant, and we will not allow the Owner to designate a joint Annuitant. Partial Annuitizations are not available to Joint Owners.

PAYEE - the person or entity you designate (subject to our approval) to receive Annuity Payments during the Annuity Phase. If you do not designate a Payee by the Income Date, we will make Annuity Payments to the Owner.

PURCHASE PAYMENT - the money you put in the Contract.

QUALIFIED CONTRACT - a Contract purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code (for example, H.R. 10 plans), Individual Retirement Annuities (IRAs), or Tax-Sheltered Annuities (referred to as TSA, 403(b), or "90-24 transfer" contracts). Currently we issue Qualified Contracts that include, but may not be limited to, Roth IRAs,


The Allianz Custom Income Variable Annuity Contract Prospectus November 29, 2005

Traditional IRAs, Simplified Employee Pension (SEP) IRAs and TSA, 403(b) transfer Contracts ("90-24 transfers"), and Inherited IRAs.

QUARTERLY ANNIVERSARY - the day that occurs three, six, and nine calendar months after the Issue Date or any Contract Anniversary. Quarterly Anniversaries also include Contract Anniversaries. If the Quarterly Anniversary does not occur on a Business Day, we will consider it to occur on the next Business Day.

SEPARATE ACCOUNT - Allianz Life Variable Account B is the Separate Account that issues your Contract. It is a separate investment account of Allianz Life. The Separate Account holds the assets invested in the Investment Options that underlie the Contracts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.


SERVICE CENTER - the USAllianz Service Center. Our Service Center address and phone number are listed at the back of this prospectus.


TIP (TOTAL INCOME PACKAGE) - an optional benefit package that carries a higher M&E charge. The TIP will automatically apply to the Contract unless you elect otherwise at Contract issue. After we issue the Contract, the TIP cannot be added to or removed from the Contract. In most states the TIP consists of an Increasing Withdrawals Benefit (IWB), a Withdrawals Plus Benefit (WPB), and a Lifetime Income Benefit (LIB). These benefits are provided as a package and are not available individually. Not all of these benefits may be available in some states.

TRADITIONAL ANNUITY PAYMENTS - Annuity Payments we make to the Payee under a traditional Annuity Option you choose. The dollar amount of Traditional Annuity Payments will go up or down based on the performance of the Investment Options and no minimum payment amount is guaranteed.

TRADITIONAL ANNUITY PORTION - this is the part of the Contract from which we will make Traditional Annuity Payments.

WPB (WITHDRAWALS PLUS BENEFIT) - for Contracts that include the TIP, the WPB provides a guaranteed minimum amount of level lifetime income in the form of partial withdrawals. The WPB may not be available in all states.

WPB ANNIVERSARY - a twelve month anniversary of the WPB Date.

WPB DATE - the date we begin to make WPB Payments to if you exercise the WPB. It is also the date we establish the initial WPB value and the initial WPB Payment. This date must be the 1st or the 15th day of a calendar month.

WPB PAYMENT - if the Contract includes the TIP and you exercise the WPB, this is the partial withdrawal amount that we pay to the Owner under the WPB. We base the initial annual withdrawal amount on a percentage of the initial WPB value and the age of the older Owner on the WPB Date. The WPB Payment amount may increase as often as every five years. Each WPB Payment is equal to the annual WPB Payment divided by the number of payments you elected to receive in a WPB Year.

WPB PORTION - if the Contract includes the TIP and you exercise the WPB, this is the portion of the Contract from which we make WPB Payments. It begins on the WPB Date and terminates upon the earliest of:
    o the Business Day you take a full withdrawal of the Contract Value (if you take Excess Withdrawals that reduce WPB Payments to a level where we are unable to structure the WPB Payment so that it is at least $100, you must take a full withdrawal),
    o the Business Day before the Income Date that you take a Full
      Annuitization,
    o Contract termination, or
    o the death of:
        -  the Owner, if there is no Joint Owner.
        -  any Owner, if there are Joint Owners and they are not spouses.
        -  the older Owner, if there are Joint Owners and they are spouses.

WPB YEAR - any period of 12 months commencing with the WPB Date and each WPB Anniversary after that.




The Allianz Custom Income Variable Annuity Contract Prospectus November 29, 2005

--------------------------------------------------------------------------------

16. PRIVACY NOTICE

A NOTICE ABOUT YOUR NONPUBLIC FINANCIAL AND HEALTH INFORMATION (FEBRUARY 2005)

PRIVACY NOTICE REVISIONS

We have amended the "Confidentiality and security of your information" section. This section has been expanded to include additional details on our safeguarding policies. We also amended the "Access and/or correction to your information" section to be applicable to customers in all states.

WE CARE ABOUT YOUR PRIVACY!

This notice is required by federal and state privacy laws. It describes the privacy policy of Allianz Life and its family of companies listed below. Your privacy is a high priority for us. It will be treated with the highest degree of confidentiality. We need to collect certain information from you so that we can provide insurance products to you. We are committed to maintaining the privacy of this information in accordance with law. All persons with access to this information must follow this policy.

WE COLLECT THE FOLLOWING INFORMATION:
o INFORMATION FROM YOU -- received from our insurance and annuity applications, claim forms or other forms. Examples are your name, address, and date of birth;
o INFORMATION ABOUT YOUR TRANSACTIONS WITH US -- examples are: your account balances, and your payment history;
o INFORMATION FROM THIRD PARTIES -- from consumer reporting agencies; examples are: credit reports, and employment data.

WE MAY DISCLOSE THE FOLLOWING INFORMATION:
We disclose information such as your name, address, and policy information:
o TO OUR SERVICE PROVIDERS -- SUCH AS PERSONS WHO collect premiums, investigate claims, and administer benefits;
o AS PERMITTED BY LAW -- EXAMPLES ARE: to government regulators, to law enforcement agencies, and related to court orders;
o OTHER CIRCUMSTANCES -- EXAMPLES ARE: to consumer reporting agencies to obtain underwriting information, to medical professionals to process your claim, to your insurance agent so he or she can perform services for you.

CONFIDENTIALITY AND SECURITY OF YOUR INFORMATION:
o We protect your information. The only persons who have access to your information are those who must have it to provide our products and services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information.
o We do not sell your information to others.

INFORMATION ABOUT OUR FORMER CUSTOMERS:
Information about our former customers is retained by us on a secure basis. If any disclosure of your information is made, it would be as described in this notice. We do not disclose any information about our former customers except as allowed or required by law.

ACCESS AND/OR CORRECTION OF YOUR INFORMATION:
You have a right to access and request correction of your information that is retained by us.

NOTIFICATION OF CHANGE:
If we revise our privacy practices in the future, we will notify you prior to the changes.

ALLIANZ LIFE(R) CONTACT INFORMATION:
If you have any questions or concerns about our privacy policies or procedures, please write or call:
CORPORATE COMPLIANCE DEPARTMENT
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
PO BOX 1344
MINNEAPOLIS, MN 55440-1344
800/328-5600
WWW.ALLIANZLIFE.COM

ALLIANZ LIFE FAMILY OF COMPANIES:
o   Allianz Life Insurance Company of North America
o   USAllianz Investor Services, LLC(R)
o   Allianz Individual Insurance Group, LLC


                                                              M40018 (R-2/2005)



The Allianz Custom Income Variable Annuity Contract Prospectus November 29, 2005

--------------------------------------------------------------------------------

APPENDIX A -- ANNUAL OPERATING EXPENSES FOR EACH INVESTMENT OPTION
This table describes in detail the annual expenses for each of the Investment Options. We show the expenses as a percentage of an Investment Option's average daily net assets for the most recent calendar year. Except for the USAZ Funds and the PIMCO VIT portfolios, neither the Investment Options nor their advisers are affiliated with Allianz Life.


                                     ANNUAL OPERATING EXPENSES BEFORE FEE WAIVERS OR EXPENSE
                                                          REIMBURSEMENTS
                                     ---------------------------------------------------------
     VARIABLE INVESTMENT OPTION      MANAGEMENT   RULE       SERVICE     OTHER       TOTAL     AMOUNT OF    TOTAL ANNUAL
                                                                                                             OPERATING
                                                                                                             EXPENSES
                                                                                                               AFTER
                                                                                              CONTRACTUAL   CONTRACTUAL
                                                                                              FEE WAIVERS   FEE WAIVERS
                                                  12B-1                                          AND        OR EXPENSE
                                        FEES      FEES*       FEES      EXPENSES             REIMBURSEMENTS REIMBURSEMENTS
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund -        .47%       .25%        --%        .02%        .74%           --%          .74%
Class 2(2),(3)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Franklin U.S. Government Fund -
Class 2(2),(3)                          .49        .25           --        .05         .79            --           .79
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund -
Class 2(2)                              .60        .25           --        .15        1.00            --          1.00
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund -
Class 2(2),(4)                          .68        .25           --        .19        1.12          .05          1.07
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
USAZ Franklin Small Cap Value
Fund(1)                                 .75        .25           --        .23        1.23            --          1.23
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio -
Admin. Class(5),(6)                     .20          -           .15        .88        1.23          .03          1.20
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -
Admin. Class(6)                         .25          -           .15        .35         .75            -           .75
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio -
Admin. Class(6)                         .25          -           .15        .25         .65            -           .65
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio -
Admin. Class(6)                         .25          -           .15        .25         .65            -           .65
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
USAZ Money Market Fund(1)               .35        .25            --        .18         .78            --           .78
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Equity and Income
Fund(1)                                 .75        .25            --        .22        1.22          .02          1.20
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Global Franchise
Fund(1)                                 .95        .25            --        .28        1.48          .03          1.45
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Growth and Income
Fund(1)                                 .76        .25            --        .20        1.21          .01          1.20
-------------------------------------------------------------------------------------------------------------------------


* The 12b-1 fees cover certain distribution and shareholder support services provided by the companies selling Contracts. Our principal underwriter, USAllianz Investor Services, LLC, will receive 12b-1 fees.

(1) USAllianz Advisers, LLC ("USAZ"), the Investment Option's investment adviser, and the Investment Option have entered into a written contract limiting operating expenses to the "after waiver" amount listed above through May 1, 2006. The Investment Option is authorized to reimburse USAZ for management fees previously waived and/or for the cost of Other Expenses paid by USAZ provided that such reimbursement will not cause the Investment Option to exceed the expense limitation noted above. The Investment Option's ability to reimburse USAZ in this manner only applies to fees paid or reimbursement made by USAZ within the previous three years.
(2) While the maximum amount payable under the Fund's class Rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Board has set the current rate at 0.25% per year.
(3) The Fund administration fee is paid indirectly through the management fee.
(4) For the Templeton Foreign Securities Fund, the manager has agreed in advance to make an estimated reduction of 0.05% in their fee to reflect reduced services resulting from the Investment Options' investment in a Franklin Templeton money fund for cash management. The reduction is not voluntary and is required by the Investment Options' Board of Trustees and an exemptive order of the Securities and Exchange Commission.
(5) PIMCO has contractually agreed, for the Portfolio's current calendar year (ending 12/31), to reduce total annual operating expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 1.20% of average daily net assets for the PIMCO VIT All Asset Portfolio. Under the Expense Limitation Agreement, which renews annually for a full calendar year unless terminated by PIMCO upon at least 30 days' notice before calendar year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. PIMCO has elected to continue the Expense Limitation Agreement for the calendar year ending 12/31/2005.

The Allianz Custom Income Variable Annuity Contract Prospectus November 29, 2005

(6) We may enter into certain arrangements under which we, or our affiliate USAllianz Investor Services, LLC, the principal underwriter for the Contracts, are compensated by the Investment Options' advisers, distributors and/or affiliates for the administrative services and benefits which we provide to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options in contracts that we issue or administer. Some advisers may pay us more or less than others, however, the maximum fee that we currently receive is 0.25% of the average aggregate amount invested by us in the Investment Options on a monthly basis. Service fees deducted from Investment Option assets are reflected in the above table.

This table describes in detail the annual expenses for each of the USAZ FusionPortfolios. We show the expenses as a percentage of an Investment Option's average daily net assets. The underlying funds may pay 12b-1 fees to the distributor of the Contracts for distribution and/or administrative services. The underlying funds do not pay service fees or 12b-1 fees to the USAZ FusionPortfolios, and the USAZ FusionPortfolios do not pay service fees or 12b-1 fees. The underlying funds of the USAZ FusionPortfolios may pay service fees to the insurance companies issuing variable contracts, or their affiliates, for providing customer service and other administrative services to contract purchasers. The amount of such service fees may vary depending on the underlying fund.

                                ANNUAL INVESTMENT OPTION OPERATING
                                  EXPENSES BEFORE FEE WAIVERS OR
                                      EXPENSE REIMBURSEMENTS
                              ---------------------------------------
 VARIABLE INVESTMENT OPTION   MANAGEMENT   RULE    OTHER    TOTAL       AMOUNT OF    INVESTMENT UNDERLYING  TOTAL ANNUAL
                                                                                      OPTION      FUND
                                                                                     OPERATING  EXPENSES    OPERATING
                                                                                     EXPENSES     AND        EXPENSES
                                                                                      AFTER      12B-1         AFTER
                                                                      CONTRACTUAL   CONTRACTUAL   FEES**    CONTRACTUAL
                                                                      FEE WAIVERS   FEE WAIVERS             FEE WAIVERS
                                          12B-1             OPERATING      AND          AND                 OR EXPENSE
                                FEES      FEES*   EXPENSES  EXPENSES REIMBURSEMENTS REIMBURSEMENTS         REIMBURSEMENTS
                              ------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
USAZ Fusion Balanced             .20%       --%     .30%      .50%        .15%         .35%      1.20%       1.55%
Fund(1),(2),(3)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
USAZ Fusion Growth              .20         --      .30       .50         .15          .35        1.20        1.55
Fund(1),(2),(3)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
USAZ Fusion Moderate            .20         --      .30       .50         .15          .35        1.20        1.55
Fund(1),(2),(3)
------------------------------------------------------------------------------------------------------------------------

* The 12b-1 fees cover certain distribution and shareholder support services provided by the companies selling Contracts. Our principal underwriter, USAllianz Investor Services, LLC, will receive 12b-1 fees.
** These expenses include an arithmetic average of the expenses and 12b-1 fees of the underlying funds.

(1) USAllianz Advisers, LLC ("USAZ"), the Investment Option's investment adviser, and the Investment Option have entered into a written contract limiting operating expenses (excluding certain Fund expenses including, but not limited to, any taxes, interest, brokerage fees or extraordinary expenses) from exceeding 0.30% through at least May 1, 2006. The operating expenses covered by the expense limitation include fees deducted from Fund assets such as audit fees and payments to outside trustees. The Investment Option is authorized to reimburse USAZ for management fees previously waived and/or for the cost of Other Expenses paid by USAZ provided that such reimbursement will not cause the Investment Option to exceed the expense limitations in the agreement. The Manager may request and receive reimbursement of fees waived or limited and other reimbursements made by the Manager. Any reimbursement to the Manager must be made not more than three years from the calendar year in which the corresponding reimbursement to the Investment Option was made.
(2) The Investment Option commenced operations as of April 29, 2005. The expenses shown above for the variable Investment Option are estimated for the current calendar year.
(3) Persons with Contract Value allocated to the USAZ FusionPortfolios will also indirectly pay the expenses of the underlying funds. The underlying fund fees and expenses of 1.20% after contractual fee waivers and reimbursements are an estimate computed by determining the arithmetic average of the expense ratios of the underlying funds that are available for each Investment Option to purchase. The USAZ FusionPortfolios, at the discretion of the Manager, may assign larger weightings to certain funds and may invest in underlying funds not included in this calculation. The range of fees for the underlying funds before contractual fee waivers and reimbursements of the Fund is from 0.65% to 1.45%.
    These expenses will vary, depending upon the allocation of assets to individual underlying funds. In addition, it can be expected that underlying funds may be added or deleted as investments, with a resulting change in expenses.
    The investment advisers to the underlying funds or their affiliates may pay "service fees" to Allianz Life or its affiliates for providing customer service and other administrative services to Contract purchasers. The amount of such fees may vary by underlying fund. The underlying funds may also pay Rule 12b-1 distribution fees to the distributor of the Contracts. The underlying funds do not pay service fees or 12b-1 fees to the USAZ FusionPortfolios, and the Portfolios do not pay service fees or 12b-1 fees.


The Allianz Custom Income Variable Annuity Contract Prospectus November 29, 2005

--------------------------------------------------------------------------------

APPENDIX B -- EXAMPLES OF THE QUARTERLY ACCOUNT VALUE AND 5% STEP UP VALUE CALCULATIONS QUARTERLY ACCOUNT VALUE EXAMPLES o You make an initial Purchase Payment of $100,000 on a Contract with the TIP. You do not make any additional
    Purchase Payments.
o You are the only Owner and are age 65 on the Issue Date.
  ------------------------------------------ ------------------- -------------
                                             ------------------     QAV
                                               CONTRACT VALUE
  ------------------------------------------ ------------------- -------------
  ------------------------------------------ ------------------- -------------
  On the Issue Date                              $100,000         $100,000
  ------------------------------------------ ------------------- -------------
  ------------------------------------------ ------------------- -------------
  End of 1st Quarter, 1st Contract Year         $  98,000         $100,000
  ------------------------------------------ ------------------- -------------
  ------------------------------------------ ------------------- -------------
  End of 2nd Quarter, 1st Contract Year          $102,000         $102,000
  ------------------------------------------ ------------------- -------------
  ------------------------------------------ ------------------- -------------
  End of 3rd Quarter, 1st Contract Year          $104,000         $104,000
  ------------------------------------------ ------------------- -------------
  ------------------------------------------ ------------------- -------------
  1st Contract Anniversary                       $103,000         $104,000
  ------------------------------------------ ------------------- -------------
  ------------------------------------------ ------------------- -------------
  End of 1st Quarter, 2nd Contract Year          $106,000         $106,000
  ------------------------------------------ ------------------- -------------

o   On the Issue Date the QAV is equal to total Purchase Payment ($100,000).

o At the end of the Contract's first Quarter, the Contract Value had decreased to $98,000, which is less than the previous QAV ($100,000), so the QAV does not increase.
o At the end of the Contract's second Quarter, the Contract Value had increased to $102,000, which is greater than the previous QAV ($100,000), so the QAV is increased to equal the Contract Value.
o At the end of the Contract's third Quarter, the Contract Value had increased to $104,000, which is greater than the previous QAV ($102,000), so the QAV is increased to equal the Contract Value.
o At the first Contract Anniversary, the Contract Value had decreased to $103,000, which is less than the previous QAV ($104,000), so the QAV was not increased.
o At the end of the first Quarter of the second Contract Year, the Contract Value had increased to $106,000, which is greater than the previous QAV ($104,000), so the QAV was increased to equal the Contract Value.

EXAMPLE OF THE EFFECT OF A PARTIAL WITHDRAWAL ON THE QAV

o   Continuing the assumptions from the previous example except that you take a partial withdrawal (including the withdrawal charge) of $9,000 in the second month of the second Contract Year when the Contract Value on the day of (but before) the partial withdrawal is $103,000.
    The QAV will be adjusted for the partial withdrawal as follows:
        The previous QAV...................................................................................$104,000.00
        Reduced by the QAV adjusted partial withdrawal:
           The amount of the partial withdrawal (including the withdrawal charge)..............$9,000
           Multiplied by the greater of one, or the QAV
               divided by the Contract Value on the day of
               (but before) the partial withdrawal = $104,000 / ?$103,000 = 1.00971......... x 1.00971
        The QAV adjusted partial withdrawal.............................................................-     9,087.39
    The QAV after the partial withdrawal..................................................................$  94,912.61

o This QAV will remain in effect until at least the next Quarterly Anniversary unless you take additional Excess Withdrawals.


The Allianz Custom Income Variable Annuity Contract Prospectus November 29, 2005

                                       85


5% STEP UP EXAMPLES
o You make an initial Purchase Payment of $100,000 on a Contract with the TIP.
o You are the only Owner and are age 65 on the Issue Date.
o You take a partial withdrawal (including the withdrawal charge) of $9,000 in the fourth months of the second Contract Year when the Contract Value on the day of (but before) the withdrawal is $103,000.
o You make an additional Purchase Payment of $50,000 in the fifth month of the second Contract Year.
    The 5% SUV on the Issue Date...........................................................................$100,000.00
    On the first Contract Anniversary the 5% SUV = b + [1.05 x (a - b)] where:
           a) is the 5% SUV as of the immediately preceding Business Day =
           $100,000. b) is Purchase Payments received more than 90 days after the Issue Date = $0.
        0 + [1.05 x ($100,000 - $0)] =.....................................................................$105,000.00
    Reduced by the SUV adjusted partial withdrawal taken during the second Contract Year:
        The 5% SUV as of the immediately preceding Business Day............................................$105,000.00
           The amount of the partial withdrawal (including the withdrawal charge)..............$9,000
           Multiplied by the greater of one, or the 5% SUV divided by the Contract Value on the day of (but before) the partial withdrawal =
               $105,000 / $103,000 = 1.01942................................................x 1.01942
        The SUV adjusted partial withdrawal................................................................-  9,174.78
        The 5% SUV after the partial withdrawal.............................................................$95,825.22
    Increasing the 5% SUV for the additional Purchase Payment during the second
Contract Year:
        The 5% SUV as of the immediately preceding Business Day.............................................$95,825.22
        Plus the additional Purchase Payment.............................................................+   50,000.00
        The 5% SUV after the additional Purchase Payment...................................................$145,825.22
    On     the second Contract Anniversary the 5% SUV = d + [1.05 x (c - d +
           (0.05 x e))] where: c) is the 5% SUV as of the immediately preceding
           Business Day = $145,825.22 d) is Purchase Payments received during the second Contract Year = $50,000. e) is Purchase Payments received during the first Contract Year
               excluding any Purchase Payments received within 90 days of the
               Issue Date = $100,000 - $100,000 = $0.
        $50,0000 + [1.05 x ($145,825.22 - $50,000 + (0.05 x $0))]
           = $50,0000 + [1.05 x ($95,825.22 + $0)]
           = $50,000 + $100,616.48 =.......................................................................$150,616.48
    On the third Contract Anniversary the 5% SUV = d + [1.05 x (c - d + (0.05 x e))] where:
           c) is the 5% SUV as of the immediately preceding Business Day =
           $150,616.48. d) is Purchase Payments received during the third
           Contract Year = $0. e) is Purchase Payments received during the second Contract Year = $50,000
        $0 + [1.05 x ($150,616.48 - $0 + (0.05 x $50,000))]
           = [1.05 x ($150,616.48 + $2,500)]
           = 1.05 x $153,116.48=...........................................................................$160,772.30


The Allianz Custom Income Variable Annuity Contract Prospectus November 29, 2005

                                       86


--------------------------------------------------------------------------------

APPENDIX C -- EXAMPLES OF THE DIFFERENT CALCULATIONS USED TO COMPUTE THE ANNUAL
LIB PAYMENTS AFTER THE FIRST LIB YEAR THE ANNUAL MARKET PAYMENT CALCULATION
o  You make an initial Purchase Payment of $100,000 on a Contract with the TIP.
   You do not make any additional Purchase Payments.
o You apply $40,000 to a Partial Annuitization under the LIB at Contract issue and you have not taken any withdrawals before the Income Date.
o You are the only Owner, the only Annuitant, and the Payee. You are age 65 on the Income Date.
o The initial LIB value is equal to the Contract Value applied to the partial LIB ($40,000)
o The initial annual LIB Payment is 5% of the initial LIB value = 5% x $40,000 = $2,000.
o The initial annual Market Payment
  is equal to the initial annual LIB Payment ($2,000).
o You allocate 60% of the Contract Value to Investment Option #1. The LIB Unit value for the subaccount A that invests in Investment Option #1 on the Income
  Date is $12, and at the end of the first LIB Year it is $13.
o You also allocate 40% of the Contract Value to Investment Option #2. The LIB Unit value for the subaccount B that invests in Investment Option #2 on the Income Date is $15, and at the end of the first LIB Year it is $18.

We calculate the NUMBER OF LIB UNITS ON THE INCOME DATE in each subaccount as follows:
    We apportion 60% of the initial annual LIB Payment to subaccount A = 60% x $2,000 =..........................$1200
    We then divide by the LIB Unit value for subaccount A......................................................../ $12
        Total LIB Units for subaccount A =.........................................................................100
    We also apportion 40% of the initial annual LIB Payment to subaccount B = 40% x $2,000 =.......................800
    We then divide by the LIB Unit value for subaccount B......................................................../ $15
        Total LIB Units for subaccount B =.....................................................................53.3333

We calculate the ANNUAL MARKET PAYMENT AT THE END OF THE FIRST LIB YEAR as
follows:
    For subaccount A, the number of LIB Units multiplied by the LIB Unit value = 100.00 x $13 =..................$1300
    For subaccount B, the number of LIB Units multiplied by the LIB Unit value = 53.3333 x $18 =...............+   960
                                                                                                                $2,260

    We calculate the MARKET PAYMENT GAIN/LOSS AT THE END OF THE FIRST LIB YEAR by comparing the Market Payment at the end of the first LIB Year with the initial Market Payment = ($2,260 - $2,000) = $260.

We calculate the ANNUAL MARKET PAYMENT ON THE FIRST LIB ANNIVERSARY as follows:
    For subaccount A, the number of LIB Units multiplied by the LIB Unit value = 98.2302 x $13 =.............$1,276.99
    For subaccount B, the number of LIB Units multiplied by the LIB Unit value = 52.3893 x $18 =...........+    943.01
                                                                                                             $2,220.00
THE EFFECT OF INVESTMENT OPTION PERFORMANCE ON THE LIB ACCOUNT AND THE LIB PAYMENT
o   We will continue from the preceding Market Payment example where the initial annual LIB Payment, Market Payment, and Base Payment on the Income Date are
    all equal to $2,000. Also, there is no balance in the LIB Account on the
    Income Date.
o   You elect to have us make semiannual LIB Payments.
o   The annual Market Payments are as follows:
    - Six months after the Income Date it is $2,100.
    - On the first LIB
      Anniversary it is $2,200.
    - Six months after the first LIB Anniversary it is
      $1,960.
    - On the second LIB Anniversary it is $1,040.

We calculate the SEMIANNUAL LIB PAYMENTS FOR THE FIRST LIB YEAR as follows:

The Allianz Custom Income Variable Annuity Contract Prospectus November 29, 2005

                                       87



    The initial annual LIB Payment divided by the number of LIB Payments we will make during the LIB Year = $2,000 / 2 =.........................................................$1,000

    We  calculate the BALANCE IN THE LIB ACCOUNT SIX MONTHS AFTER THE INCOME DATE as
    follows: The annual Market Payment minus the annual LIB Payment amount with the result divided by the number
        of LIB Payments we will make during the LIB Year = ($2,100 - $2,000) / 2 = $100/2..........................$50

We calculate the BALANCE IN THE LIB ACCOUNT ON THE FIRST LIB ANNIVERSARY to be the same as it was six months after the Income Date.

We calculate the ANNUAL LIB PAYMENT ON THE FIRST LIB ANNIVERSARY as follows:
    o   The annual Market Payment ($2,220) is greater than the annual Base
        Payment, so the Base Payment has no impact on the LIB Payment.
    o The LIB Account is positive and has no impact on the annual LIB Payment.
    o Therefore, the annual LIB Payment is equal to the annual Market Payment, which is $2,220.


We calculate the SEMIANNUAL LIB PAYMENTS FOR THE SECOND LIB YEAR as follows:
    The annual LIB Payment on the first LIB Anniversary divided by the number of LIB Payments we will make during the LIB Year = $2,220 / 2 =.................................................................$1,110

We calculate the BALANCE IN THE LIB ACCOUNT SIX MONTHS AFTER THE FIRST LIB ANNIVERSARY as follows:
        The balance in the LIB Account on the first LIB Anniversary................................................$90
    PLUS
        The annual Market Payment minus the annual LIB Payment on the first LIB Anniversary, with the result divided by the number of LIB Payments we will make during the LIB Year = ($1,960 -
           $2,220) / 2 = - $260 / 2..............................................................................- 130
                                                                                                                 - $40
ON THE SECOND LIB ANNIVERSARY the annual Market Payment has risen to $2,040.
However, the Investment Options experienced a loss during the second LIB Year.
Therefore, the BALANCE IN THE LIB ACCOUNT WILL REMAIN AT NEGATIVE $40.

We calculate the ANNUAL LIB PAYMENT ON THE SECOND LIB ANNIVERSARY as follows:
    o   The LIB Account is negative. Therefore, we will set the annual LIB
        Payment equal to the annual Market Payment on the second LIB Anniversary reduced by the LIB Account balance = $2,040 - $40 = $2,000.
    o The annual LIB Payment on the second LIB Anniversary is equal to the annual Base Payment, so the Base Payment has no impact on the annual LIB
        Payment.


We calculate the SEMIANNUAL LIB PAYMENT FOR THE THIRD LIB YEAR as follows:
    The annual LIB Payment on the second LIB Anniversary divided by the number of LIB Payments we will make during the LIB Year = $2,000 / 2 =.................................................................$1,000


The Allianz Custom Income Variable Annuity Contract Prospectus November 29, 2005

A Statement of Additional Information (SAI) dated the same date as this prospectus includes additional information about the annuity offered by this prospectus. The SAI is incorporated by reference into this prospectus. The SAI is filed with the SEC and is available without charge by contacting us at the phone number or address listed below. The table of contents of the SAI appears before the Privacy Notice in this prospectus.

In order to help you understand how your Contract Values vary over time and under different sets of assumptions, we will provide you with certain personalized illustrations upon request and free of charge. You can request illustrations by contacting your registered representative. Illustrations demonstrate how your Contract Value, cash surrender value, death benefits, and (if available) the LIB Payments, IWB Payments and/or WPB Payments change based on the investment experience of the Investment Options or the hypothetical rate of return. The illustrations are hypothetical and may not be used to project or predict investment results.


You can also review and copy information about us, the Separate Account, the prospectus and the SAI at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the Public Reference Room by calling (202) 551-8090.


The SEC also maintains a website (http://www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC's website. If you do not have access to the website you can get copies of information from the website upon payment of a duplication fee by writing to:


    PUBLIC REFERENCE SECTION OF THE COMMISSION
    100 F Street NE
    Washington, DC 20549


You can contact us at:
    ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
    5701 Golden Hills Drive
    Minneapolis, MN 55416
    (800) 624-0197

If you need service (such as changes in Contract information, inquiry into Contract Values, to request a withdrawal, etc.), please contact our Service
Center:
    USALLIANZ SERVICE CENTER
    P.O. Box 1122
    Southeastern, PA 19398-1122
    (800) 624-0197




The Allianz Custom Income Variable Annuity Contract Prospectus November 29, 2005





                       STATEMENT OF ADDITIONAL INFORMATION
                          THE ALLIANZ CUSTOM INCOME(TM)
                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       VARIABLE DEFERRED ANNUITY CONTRACT
                                    ISSUED BY
            ALLIANZ LIFE(R) VARIABLE ACCOUNT B (THE SEPARATE ACCOUNT)
                                      AND
     ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA (ALLIANZ LIFE, WE, US, OUR)
                               November 29, 2005



This is not a prospectus. This Statement of Additional Information (SAI) should be read in conjunction with the prospectus for the Contract, which is dated the same date as this SAI. Definitions of capitalized terms can be found in the glossary in the prospectus. The prospectus is incorporated in this SAI by reference.

The prospectus for the Contract concisely sets forth information that a prospective investor ought to know before investing. For a copy of the Contract's prospectus, call or write us at:

                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                             5701 Golden Hills Drive
                              Minneapolis, MN 55416
                                 (800) 624-0197

--------------------------------------------------------------------------------
         TABLE OF CONTENTS
      ALLIANZ LIFE.....................................................2
      EXPERTS..........................................................2
      LEGAL OPINIONS...................................................2
      DISTRIBUTOR......................................................2
      REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE................3
      FEDERAL TAX STATUS...............................................3
         General.......................................................3
         Diversification...............................................4
         Owner Control.................................................4
         Contracts Owned by Other Than Natural Persons.................4
         Income Tax Withholding........................................5
         Required Distributions........................................5
         Qualified Contracts...........................................5
      MORTALITY AND EXPENSE RISK GUARANTEE.............................6
      FINANCIAL STATEMENTS.............................................6



                                                                    CIVASAI-1105
 The Allianz Custom Income(TM) Variable Annuity Contract Statement of Additional Information November 29, 2005

ALLIANZ LIFE
Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. We are a subsidiary of Allianz of America, Inc.
(AZOA), which is a financial holding company. AZOA is a subsidiary of Allianz Versicherungs-AG Holding (Allianz AG), which is a provider of integrated financial services. Allianz AG is headquartered in Munich, Germany, and has sales outlets throughout the world. We offer fixed and variable annuities, fixed life, group life, accident and health insurance products.

Allianz Life does not have a separate custodian for the assets, for example, mutual fund shares, owned through the Separate Account. Most mutual fund shares are not in certificated form, and as such, Allianz Life in effect acts as self custodian for the non-certificated shares we own through the Separate Account.

EXPERTS
The financial statements of Allianz Life Variable Account B as of and for the year ended December 31, 2004 (including the Statement of Changes in Net Assets for each of the years in the two year period then ended) and the consolidated financial statements of Allianz Life as of December 31, 2004 and 2003 (restated) and for each of the years in the three years ended December 31, 2004 included in this SAI have been audited by KPMG LLP, independent registered public accounting firm, as indicated in their report included in this SAI and are included herein in reliance upon such reports and upon the authority of said firm as experts in accounting and auditing. The principal business address of KPMG LLP is 4200 Wells Fargo Center, Minneapolis, MN.

As described in note 2 to the consolidated financial statements of Allianz Life, the 2003 consolidated financial statements have been restated.

As described in note 1 to the consolidated financial statements of Allianz Life, Allianz Life changed its method of accounting for goodwill in 2002 and its method of accounting for non-traditional long-duration insurance contracts in 2004.


This SAI also contains unaudited financial statements of Allianz Life Variable Account B as of and for the period ended September 30, 2005 (including the Statement of Changes in Net Assets for the six month period ended September 30, 2005 and for the year ended December 31, 2004).


LEGAL OPINIONS
Stewart D. Gregg, Senior Counsel of Allianz Life, has provided legal advice on certain matters in connection with the issuance of the Contracts.

DISTRIBUTOR
USAllianz Investor Services, LLC (USAllianz), a wholly owned subsidiary of Allianz Life Insurance Company of North America, acts as the distributor. USAllianz does not sell the Contracts on a retail basis. Rather, USAllianz enters into selling agreements with other third-party broker/dealers registered under the Securities Exchange Act of 1934 (selling firms) for the sale of the Contracts. The Contracts are offered to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

We pay commissions for sales of the Contracts. USAllianz passes through most of the commissions it receives to selling firms for their sales. No Contracts had been sold as of October 4, 2005 therefore, USAllianz has not provided information regarding sales compensation with respect to the Contracts.

We may fund USAllianz's operating and other expenses including: overhead; legal and accounting fees; registered representative training; deferred compensation and insurance benefits for registered representatives; compensation for the USAllianz's management team; and other expenses associated with the Contracts. We also pay for USAllianz's operating and other expenses, including overhead, legal and accounting fees.

As described above, USAllianz sells its Contracts primarily through "wholesaling", in which USAllianz sells contracts through a large group of mostly non-affiliated broker/dealer firms. Currently, USAllianz has agreements with approximately 1,200 retail broker/dealers to sell its Contracts. All of the broker/dealer firms except one are non-affiliated. As described in the prospectus, USAllianz may pay marketing support payments to certain of these firms for providing marketing support services in the sale of the Contracts. Currently, USAllianz makes marketing support payments to approximately 35-40 firms. These payments vary in amount. In 2004, the five firms receiving the largest payments are listed below. Marketing support payments may also be made to managers of Investment Options or their affiliates for providing Investment Option information and marketing support.


The Allianz Custom Income(TM) Variable Annuity Contract Statement of Additional
 Information November 29, 2005

                  ---------------------------------------------------------
                                                          2004 MARKETING
                                FIRM NAME                  SUPPORT PAID
                  ---------------------------------------------------------
                  ---------------------------------------------------------
                  AIG Advisor Group                          $833,739
                  ---------------------------------------------------------
                  ---------------------------------------------------------
                  National Planning Holdings                 $635,269
                  ---------------------------------------------------------
                  ---------------------------------------------------------
                  Raymond James Financial Services            $431,997
                  ---------------------------------------------------------
                  ---------------------------------------------------------
                  H D Vest Investments                       $423,699
                  ---------------------------------------------------------
                  ---------------------------------------------------------
                  Securities America Inc.                    $227,440
                  ---------------------------------------------------------

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE
We may reduce or eliminate the amount of the withdrawal charge on the Contracts when Contract sales are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. We will determine the entitlement to a reduction of the withdrawal charge after examination of the following factors:
o the size of the group;
o the total amount of Purchase Payments expected to be received from the group;
o the nature of the group for which the Contracts are purchased, and the persistency expected in that group
  (for example, the expectation that the Owners will continue to hold the Contracts for a certain period of time);
o the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and
o any other circumstances which we believe to be relevant to determining whether reduced sales or administrative expenses may be expected.

None of these reductions are contractually guaranteed.

We may eliminate the withdrawal charge when the Contracts are issued to an officer, director or employee of Allianz Life or any of its affiliates. We may reduce or eliminate the withdrawal charge when the Contract is sold by a registered representative appointed with Allianz Life to any members of his or her immediate family and the commission is waived. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

FEDERAL TAX STATUS
NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON OUR UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. WE CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. WE DO NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED HEREIN MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

GENERAL
Section 72 of the Internal Revenue Code of 1986, as amended (the Code) governs taxation of annuities in general. An Owner is generally not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as Annuity Payments. For a lump sum payment received as a full withdrawal (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract (your investment). For Non-Qualified Contracts, this cost basis is generally the Purchase Payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. A partial withdrawal results in tax on any gain in the Contract (i.e., the difference, if any, between the Contract Value immediately before the withdrawal, unreduced by any charges, and the Contract's cash basis). Lump-sum withdrawals, whether partial or full, may also be subject to a penalty tax equal to 10% of the taxable amount.

For Annuity Payments, the portion of each payment included in income equals the excess of the payment over the exclusion amount. The exclusion amount for Annuity Payments based on a variable Annuity Option is determined by dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid (which is determined by Treasury Regulations). Annuity Payments received after the investment in the Contract has been recovered (for example, when the total of the excludable amounts equal the investment in the Contract) are fully taxable. The taxable portion of an Annuity Payment is taxed at ordinary income tax rates. Partial Annuitizations are taxed as partial withdrawals, not as Annuity Payments, until the entire Contract Value has been applied to Annuity Payments. For certain types of Qualified Contracts there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Allianz Custom Income(TM) Variable Annuity Contract Statement of Additional
 Information November 29, 2005

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We are taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from us, and its operations form a part of Allianz Life.

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

DIVERSIFICATION
Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department (Treasury Department). Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of Annuity Payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as this Contract meets the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the Investment Options underlying variable contracts such as this Contract. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these regulations, an Investment Option will be deemed adequately diversified if:

o no more than 55% of the value of the total assets of the Investment Option is represented by any one investment;
o no more than 70% of the value of the total assets of the Investment Option is represented by any two investments;
o no more than 80% of the value of the total assets of the Investment Option is represented by any three investments; and
o no more than 90% of the value of the total assets of the Investment Option is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

We intend that all Investment Options underlying the Contracts will be managed by the investment advisers in such a manner as to comply with these diversification requirements.

OWNER CONTROL
The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of our Contracts, such as the flexibility of an Owner to allocate Purchase Payments and transfer amounts among the investment divisions of the Separate Account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the owner of the Separate Account assets supporting the Contract.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS
Under Section 72(u) of the Code, the investment earnings on Purchase Payments for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, for example, a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by qualified retirement plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.


The Allianz Custom Income(TM) Variable Annuity Contract Statement of Additional
 Information November 29, 2005

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INCOME TAX WITHHOLDING
All distributions or the portion thereof which is included in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain distributions from retirement plans qualified under Section 401 or
Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or Individual Retirement Annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:
o a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated Beneficiary, or for a specified period of 10 years or more; or
o   distributions which are required minimum distributions; or
o   the portion of the distributions not includible in gross income
   (for example, returns of after-tax contributions); or
o   hardship withdrawals.

Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

REQUIRED DISTRIBUTIONS
In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner. Specifically, Section 72(s) requires that:
o if any Owner dies on or after the Income Date, but before to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and
o if any Owner dies before the Income Date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death.

These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to a natural person designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner. If the Owner is a non-natural person, then the death or change of an Annuitant is treated as the death of the Owner.

Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

QUALIFIED CONTRACTS
The Contract is designed to be suitable for use under various types of qualified plans. Because of the minimum Purchase Payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Contract varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. We are not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless we specifically consent to be bound. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

General descriptions of the types of qualified plans with which the Contracts may be used can be found in the prospectus. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a qualified plan.

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by us in connection with qualified plans will utilize annuity tables that do not differentiate on the


The Allianz Custom Income(TM) Variable Annuity Contract Statement of Additional
 Information November 29, 2005
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basis of sex. These annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Qualified plans include special provisions restricting Contract provisions that may otherwise be available and described in this SAI. Generally, Contracts issued pursuant to qualified plans are not transferable except upon withdrawal or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts.

Many withdrawals from Qualified Contracts can be rolled over to an IRA or another qualified retirement plan. If you receive a withdrawal from a Qualified Contract that could be rolled over and you do not elect to make a direct rollover of that amount to an IRA or qualified plan, 20% of the taxable amount must by law be withheld by us for taxes. In situations where this mandatory tax withholding does not apply, other tax amounts may be withheld unless you elect out of the withholding. You may request more detailed information about income tax withholding at the time of a withdrawal. For more information see prospectus section 9, Taxes -- Distributions -- Qualified Contracts.

PENSION AND PROFIT-SHARING PLANS. Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to participants may vary, depending upon the particular plan design. However, the Code places limitations and restrictions on all plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these plans. For more information see prospectus section 9, Taxes -- Distributions -- Qualified Contracts.

Purchasers of Contracts for use with pension or profit-sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment. We may choose not to allow pension or profit-sharing plans to purchase this Contract.

MORTALITY AND EXPENSE RISK GUARANTEE
Allianz Life guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality and expense experience.


FINANCIAL STATEMENTS
The audited consolidated financial statements of Allianz Life as of and for the year ended December 31, 2004, included herein should be considered only as bearing upon the ability of Allianz Life to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended December 31, 2004 and the unaudited financial statements of the Separate Account as of and for the period ended September 30, 2005 are also included herein.


The Allianz Custom Income(TM) Variable Annuity Contract Statement of Additional
 Information November 29, 2005


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